UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2005

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 102.3%
ALABAMA -- 0.3%
  Lee County, Industrial
    Development Authority,
    Lifesouth Community Blood
    Center Project, RB
    (A) (B) (C)
    1.680%, 12/01/19                    $   2,280      $   2,280
                                                       ---------
ARIZONA -- 1.4%
  Rancho Ladera, Ser A, COP
    (A) (B) (C)
    1.910%, 10/01/08                       10,300         10,300
                                                       ---------
ARKANSAS -- 0.7%
  Pulaski County, Lease Purchase
    Project, Ser B, RB (A) (B) (E)
    1.770%, 03/01/07                        5,000          5,000
                                                       ---------
CALIFORNIA -- 1.0%
  Anaheim, High School District,
    School Facilites Bridge
    Funding Project, COP, FSA (A) (B)
    1.620%, 09/01/29                        1,100          1,100
  Bay Area, Toll Authority, San
    Francisco Bay Area Project,
    Ser C, RB, AMBAC (A) (B)
    1.640%, 04/01/25                          665            665
  California State, Educational
    Facilities Authority,
    University of Southern
    California Project, Ser C, RB
    (A) (B)
    1.010%, 10/01/33                        1,500          1,500
  California State,
    Infrastructure & Economic
    Development Authority, J.
    Paul Getty Project, Ser B, RB
    (A) (B)
    1.170%, 04/01/33                        1,000          1,000
  California Statewide,
    Communities Development
    Authority, Concordia
    University Irvine Project,
    Ser A, RB (A) (B) (C)
    1.630%, 10/01/31                          100            100
  Long Beach, Board Finance
    Authority, Long Beach Museum
    of Art Project, RB (A) (B) (C)
    1.650%, 09/01/09                          300            300
  Los Angeles County,
    Multi-Family Housing
    Authority, Malibu Canyon
    Apartments Project, Ser B, RB
    (A) (B) (C)
    1.570%, 06/01/10                        1,400          1,400
  Riverside County, Housing
    Authority, Mountain View
    Apartments Project, Ser A, RB
    (A) (B) (C)
    1.650%, 08/01/25                          500            500
  Santa Clara County, Financing
    Lease Authority, VMC Facility
    Replacement Project, Ser B,
    RB (A) (B)
    1.650%, 11/15/25                          700            700
                                                       ---------
                                                           7,265
                                                       ---------

----------------------------------------------------------------
                                       Face Amount      Value
Description                           ($ Thousands) ($ Thousands)
----------------------------------------------------------------
COLORADO -- 8.1%
  Arapahoe County, Water &
    Wastewater Authority, Ser A,
    RB (A) (B) (C)
    1.700%, 12/01/33                    $   3,000      $   3,000
  Arvada, Water Authority, RB,
    FSA (A) (B)
    1.850%, 11/01/20                        1,300          1,300
  Boulder County, Development
    Authority, Geological Society
    of America Project, Ser 92,
    RB (A) (B) (C)
    1.300%, 12/01/08                        1,005          1,005
  Boulder, Health Facilities
    Authority, Community Hospital
    Project, RB (A) (B) (C)
    1.810%, 10/01/30                       15,850         15,850
  Castlewood Ranch, Metropolitan
    District, GO (A) (B) (C)
    1.150%, 12/01/31                        1,250          1,250
  Colorado State, Health
    Facilities Authority,
    Visiting Nurse Project, Ser
    A, RB (A) (B) (C)
    1.700%, 07/01/31                        1,125          1,125
  Colorado State, Multi-Family
    Housing Authority, Winridge
    Apartments Project, RB (A) (B) (E)
    1.680%, 02/15/28                          500            500
  Colorado State, Single-Family
    Housing Authority, Cl AI-5, RB
    1.750%, 08/01/05                        4,000          4,000
  Denver (City & County),
    Multi-Family Housing
    Authority, Ogden Residences
    Project, RB (A) (B) (C)
    1.680%, 12/01/29                       10,600         10,600
  Dove Valley, Metropolitan
    District, GO
    Mandatory Put @ 100 (D)
    1.950%, 11/01/05                        2,800          2,800
  El Paso, Multi-Family Housing
    Authority, Boarglen
    Apartments Project, RB (A)
    (B) (E)
    1.680%, 12/01/24                        4,605          4,605
  NBC, Metropolitan District
    Authority, GO (A) (B) (C)
    1.770%, 12/01/30                        1,000          1,000
  SBC, Metropolitan District
    Authority, GO (A) (B) (C)
    1.770%, 12/01/17                        1,900          1,900
  Superior, Metropolitan District
    Authority, Refunding &
    Improvements Project, Ser A,
    RB (A) (B) (C)
    1.040%, 12/01/20                        1,000          1,000
  Superior, Metropolitan District
    Authority, Refunding &
    Improvements Project, Ser B,
    RB (A) (B) (C)
    1.040%, 12/01/20                        4,500          4,500
  Superior, Metropolitan District
    No. 1, RB (A) (B) (C)
    1.720%, 12/01/27                        2,000          2,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  Thornton, Multi-Family Housing
    Authority, Quaile Ridge
    Project, Ser A, RB (A) (B) (C)
    1.720%, 04/01/10                    $   2,100      $   2,100
  Willow Trace, Metropolitan
    District Authority, Ser A, GO
    (A) (B) (C)
    1.300%, 12/01/31                        2,000          2,000
                                                       ---------
                                                          60,535
                                                       ---------
DELAWARE -- 0.9%
  Delaware State, Economic
    Development Authority,
    Hospital Billing Project, Ser B,
    RB, AMBAC (A) (B)
    1.630%, 12/01/15                          800            800
  Delaware State, Economic
    Development Authority, School
    House Project, RB (A) (B) (C)
    1.850%, 12/01/15                        3,100          3,100
  Delaware State, Economic
    Development Authority,
    Wilmington Montessori School
    Project, RB (A) (B) (C)
    1.750%, 05/01/20                        2,695          2,695
                                                       ---------
                                                           6,595
                                                       ---------
FLORIDA -- 3.2%
  Florida State, Multi-Family
    Housing Authority, Lakeside
    North Project, RB (A) (B) (E)
    1.690%, 06/01/34                        2,800          2,800
  Florida State, Multi-Family
    Housing Authority, River Oaks
    Apartments Project, RB (A) (B) (E)
    1.680%, 12/01/29                        2,000          2,000
  Fort Pierce, Health Facilities
    Authority, New Horizons
    Project, RB (A) (B) (C)
    1.680%, 10/01/17                        2,655          2,655
  Jacksonville, Industrial
    Development Authority,
    Trailer Marine-Crowly
    Project, RB (A) (B) (C)
    1.650%, 02/01/14                        3,600          3,600
  Miami-Dade County, Industrial
    Development Authority, Saral
    Publications Project, RB
    (A) (B) (C)
    1.680%, 04/01/08                          800            800
  Orange County, Industrial
    Development Authority,
    University of Central Florida
    Foundation Project, Ser A, RB
    (A) (B) (C)
    1.680%, 02/01/16                        2,000          2,000
  Orange County, Multi-Family
    Housing Authority, Post
    Fountains Project, RB (A) (B) (E)
    1.680%, 06/01/25                        1,000          1,000
  Orange County, Multi-Family
    Housing Authority, Post Lake
    Apartments Project, RB (A) (B) (E)
    1.680%, 06/01/25                        1,000          1,000
  Pasco County, Multi-Family
    Housing Finance Authority,
    Carlton Arms Magnolia
    Project, RB (A) (B) (C)
    1.830%, 12/01/07                        1,000          1,000

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pasco County, School Board
    Authority, COP, AMBAC (A) (B)
    1.680%, 08/01/26                    $   5,000      $   5,000
  Pinellas County, Healthcare
    Facilities Authority, Pooled
    Hospital Loan Program, RB,
    AMBAC (A) (B)
    1.670%, 12/01/15                        2,000          2,000
  Sarasota County, Public
    Hospital Board, Sarasota
    Memorial Hospital Project,
    Ser A, RB, AMBAC (A) (B)
    1.740%, 07/01/37                          300            300
                                                       ---------
                                                          24,155
                                                       ---------
GEORGIA -- 5.9%
  Bibb County, Refunding &
    Improvement Authority,
    Baptist Village Project, RB
    (A) (B) (C)
    1.680%, 08/01/18                          900            900
  Catoosa County, Industrial
    Development Authority, Galaxy
    Carpet Project, RB (A) (B) (C)
    1.670%, 12/01/06                        6,500          6,500
  Cobb County, Residential
    Facilities for the Elderly,
    A.G. Rhodes Home Project, RB
    (A) (B) (C)
    1.680%, 04/01/16                          585            585
  Dalton, Utilities Authority,
    Ser A02, RB, FSA (A) (B)
    1.740%, 01/01/12                        3,040          3,040
  DeKalb County, Multi-Family
    Housing Authority, Winters
    Creek Apartments Project, RB
    (A) (B) (E)
    1.680%, 06/15/25                        1,400          1,400
  DeKalb County, Multi-Family
    Housing Authority, Woodhills
    Apartments Project, RB
    (A) (B) (C)
    1.710%, 12/01/07                        4,350          4,350
  Fulton County, Development
    Authority, Arthritis
    Foundation Project, RB (A) (B) (C)
    1.680%, 12/01/16                        1,035          1,035
  Fulton County, Industrial
    Development Authority, Holy
    Innocents School Project, RB
    (A) (B) (C)
    1.680%, 02/01/18                        1,720          1,720
  Fulton County, Multi-Family
    Housing Authority, Champions
    Green Apartments Project, Ser B,
    RB (A) (B)
    1.680%, 10/01/25                        4,200          4,200
  Fulton County, Multi-Family
    Housing Authority, Hampton
    Hills Apartments Project, RB
    (A) (B) (E)
    1.680%, 06/01/23                        1,600          1,600
  Gwinnett County, Development
    Authority, Wesleyan School
    Project, RB (A) (B) (C)
    1.680%, 03/01/17                          335            335
    1.680%, 03/01/21                        2,900          2,900


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Marietta, Multi-Family Housing
    Authority, Falls at Bells
    Ferry Project, RB (A) (B) (C)
    1.250%, 01/15/09                    $   4,200      $   4,200
  Marietta, Multi-Family Housing
    Authority, Winterset
    Apartments Project, RB (A) (B) (C)
    1.680%, 02/01/26                        1,200          1,200
  Monroe County, Development
    Authority, Oglethorpe Power
    Corporation Project, RB,
    AMBAC (A) (B)
    1.690%, 01/01/22                        2,000          2,000
  Monroe County, Industrial
    Development Authority,
    Baptist Village Project, RB
    (A) (B) (C)
    1.680%, 08/01/18                        1,500          1,500
  Roswell, Multi-Family Housing
    Authority, Azalea Park
    Apartments Project, RB (A) (B) (E)
    1.680%, 06/15/25                        2,000          2,000
  Savannah, Economic Development
    Authority, Westside Urban
    Health Center Project, Ser A,
    RB (A) (B) (C)
    1.730%, 03/01/18                          150            150
  Savannah, Multi-Family Housing
    Authority, Somerset Wharf
    Project, Ser B, RB (A) (B) (E)
    1.680%, 06/15/26                        3,400          3,400
  Smyrna, Multi-Family Housing
    Authority, F&M Villages
    Project, RB (A) (B) (E)
    1.680%, 06/01/25                          700            700
                                                       ---------
                                                          43,715
                                                       ---------
ILLINOIS -- 7.6%
  Aurora, Economic Development
    Authority, Aurora Christian
    School Project, RB (A) (B) (C)
    1.670%, 06/01/29                        7,830          7,830
  Central Lake County, Joint
    Action Project, Ser B18, RB,
    AMBAC (A) (B)
    1.740%, 05/01/20                          500            500
  Chicago School Finance
    Authority, Ser B, GO, FSA
    5.000%, 06/01/05                        1,000          1,017
  Cook County, Ser B11, GO, AMBAC
    (A) (B)
    1.740%, 11/15/25                          495            495
  Illinois State, Development
    Finance Authority, World
    Communications Project, RB
    (A) (B) (C)
    1.680%, 08/01/15                        1,400          1,400
  Illinois State, Development
    Financing Authority, American
    College Occupational Project,
    RB (A) (B) (C)
    1.780%, 10/01/18                        1,235          1,235
  Illinois State, Development
    Financing Authority,
    Christian Brothers Services
    Project, RB
    (A) (B) (C)
    1.780%, 05/01/20                        1,600          1,600

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Illinois State, Educational
    Facilities Authority, Adler
    Planetarium Project, RB (A) (B) (C)
    1.740%, 04/01/31                    $   2,600      $   2,600
  Illinois State, Educational
    Facilities Authority, Art
    Institute of Chicago Project,
    RB (A) (B)
    1.680%, 03/01/34                        2,300          2,300
  Illinois State, Educational
    Facilities Development
    Financing Authority, Creative
    Childrens Academy Project, RB
    (A) (B) (C)
    1.780%, 10/01/28                        2,600          2,600
  Illinois State, Finance
    Authority, Illinois
    Institution Technology
    Project, RB (A) (B) (C)
    1.750%, 12/01/24                        2,500          2,500
  Illinois State, Finance
    Authority, Rest Haven
    Christian Service Project,
    Ser B, RB (A) (B) (C)
    1.700%, 11/15/34                        5,000          5,000
  Illinois State, Finance
    Development Authority, WBEZ
    Alliance Project, RB (A) (B) (C)
    1.680%, 03/01/29                        1,300          1,300
  Illinois State, Toll Highway
    Authority, Ser B, RB, FSA (A)
    (B)
    1.680%, 01/01/16                        4,900          4,900
  Lake County, Community High
    School District No. 117, GO
    9.000%, 12/01/04                        1,540          1,540
  Lakemoor, Multi-Family Housing
    Authority, Housing Mortgage
    Project, Ser C, RB (A) (B) (C)
    1.760%, 12/01/20                        6,400          6,400
  Macon County, Industrial
    Development Authority,
    Decatur Family YMCA Project,
    RB (A) (B) (C)
    1.880%, 05/01/35                        4,400          4,400
  Mundelein, Industrial
    Development Authority, 1200
    Town Line Road Project, RB
    (A) (B) (C)
    1.680%, 01/01/06                        2,600          2,600
  Rockford, Wesley Willows
    Obligation, RB (A) (B) (C)
    1.720%, 04/01/32                        2,000          2,000
  Skokie, Economic Development
    Authority, Skokie Fashion
    Square Project, RB (A) (B) (C)
    2.080%, 12/01/14                        4,350          4,350
                                                       ---------
                                                          56,567
                                                       ---------
IDAHO -- 0.3%
  Idaho State, Health Facilities
    Authority, St. Lukes Regional
    Medical Center Project, RB
    (A) (B) (C)
    1.670%, 05/01/22                        2,600          2,600
                                                       ---------
INDIANA -- 7.4%
  Carmel Clay, TAW
    2.000%, 12/31/04                        3,645          3,647
  Clay, Independent School
    Buildings, First Mortgage
    Project, RB, FGIC
    2.000%, 01/15/05                        1,270          1,272


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Goshen, Community Schools
    Project, TAW
    1.480%, 12/31/04                    $   2,495      $   2,495
  Greater Clark County, TAW
    1.700%, 12/31/04                        4,000          4,001
  Indiana State, Bond Bank, Ser A,
    RB
    2.000%, 01/25/05                        8,500          8,511
  Indiana State, Development
    Finance Authority, Brebeuf
    Preparatory School Project,
    RB (A) (B) (C)
    1.780%, 07/01/26                        3,400          3,400
  Indiana State, Educational
    Facilities Authority,
    University of Evansville
    Project, Ser B, RB (A) (B) (C)
    1.780%, 12/01/29                        2,000          2,000
  Indiana State, Health
    Facilities Financing
    Authority, Ascension Health
    Credit Group Project, Ser
    A-2, RB (A) (B)
    1.730%, 11/15/36                        3,000          3,000
  Indiana State, Health
    Facilities Financing
    Authority, Ascension Health
    Credit Group Project, Ser
    A-4, RB (A) (B)
    1.050%, 11/15/36                        2,000          2,000
  Indiana State, Health
    Facilities Financing
    Authority, Baptist Homes of
    Indiana Project, RB
    (A) (B) (C)
    1.670%, 11/01/30                        8,155          8,155
  Indiana State, Health
    Facilities Financing
    Authority, Bethesda Living
    Center Project, Ser B, RB
    (A) (B) (C)
    1.700%, 08/01/31                        2,495          2,495
  Indiana State, Health
    Facilities Financing
    Authority, Capital Access
    Pool Program, RB
    (A) (B) (C)
    1.680%, 01/01/20                        5,600          5,600
  Indiana State, Health
    Facilities Financing
    Authority, Capital Access
    Pool Program, Ser A, RB
    (A) (B) (C)
    1.680%, 04/01/12                        1,315          1,315
  Indiana State, Health
    Facilities Financing
    Authority, Lutherwood
    Project, RB (A) (B) (C)
    1.730%, 07/01/10                          585            585
  Indiana State, Industrial
    Finance Development
    Authority, Goodwill
    Industries Center Project, RB
    (A) (B) (C)
    1.730%, 06/01/16                        1,645          1,645
  Mishawaka, TAW
    1.480%, 12/31/04                        4,500          4,500
                                                       ---------
                                                          54,621
                                                       ---------
IOWA -- 2.6%
  Iowa State, Finance Authority,
    Carroll Kuemper Catholic High
    School Project, RB (A) (B) (C)
    1.720%, 06/01/28                        1,200          1,200

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Iowa State, Healthcare
    Facilities Authority, Care
    Initiatives Project,
    RB (A) (B) (C)
    1.720%, 11/01/32                    $     550      $     550
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Des
    Moines Project, RB (A) (B) (C)
    1.720%, 10/01/33                        3,200          3,200
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Wartburg
    Project, RB (A) (B) (C)
    1.720%, 03/01/30                        2,500          2,500
  Iowa State, Higher Education
    Loan Authority, Private
    Colleges Facilities, Loras
    College Project, RB (A) (B) (C)
    1.670%, 11/01/30                          500            500
  Iowa State, Private Colleges
    Finance Authority, Drake
    University Project, RB (A) (B) (C)
    1.720%, 07/01/31                          100            100
  Iowa State, Warrant
    Certificates, Ser A, COP, FSA
    3.000%, 06/30/05                        5,000          5,040
  Iowa State, Warrant
    Certificates, Ser B, COP, FSA
    2.000%, 01/28/05                        6,000          6,009
                                                       ---------
                                                          19,099
                                                       ---------
KANSAS -- 1.4%
  Kansas State, Development
    Finance Authority, Department
    of Administration Project,
    Ser J-2, RB (A) (B)
    1.670%, 12/01/34                        1,700          1,700
  Kansas State, Development
    Finance Authority, Hays
    Medical Center Project, Ser N,
    RB (A) (B) (C)
    1.720%, 05/15/26                        1,500          1,500
  Kansas State, Development
    Finance Authority, Village of
    Shalom Obligation Group, Ser BB,
    RB (A) (B) (C)
    1.670%, 11/15/28                          725            725
  Prairie Village, Multi-Family
    Housing Authority, Corinth
    Place Apartments Project,
    RB (A) (B)
    1.680%, 11/01/30                        2,350          2,350
  Salina, Central Mall Dillard
    Project, Ser 84, RB (A) (B)
    1.890%, 12/01/14                          495            495
  Topeka, Multi-Family Housing
    Authority, Fleming Court
    Project, RB (A) (B) (C)
    1.760%, 12/01/28                        3,805          3,805
                                                       ---------
                                                          10,575
                                                       ---------
KENTUCKY -- 4.9%
  Kentucky State, Asset Liability
    Commission, Ser A, TRAN
    3.000%, 06/29/05                       16,000         16,131


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Kentucky State, Association of
    Counties, Ser A, TRAN
    3.000%, 06/30/05                    $  13,000      $  13,098
  Kentucky State, Economic
    Development Finance
    Authority, Adventist Health
    Systems, Ser A, RB (A) (B) (C)
    1.670%, 11/15/27                        1,325          1,325
  Kentucky State, Rural Water
    Finance Authority,
    Construction Notes, RB (A) (B)
    1.600%, 10/01/06                        2,000          2,000
  Kentucky State, Rural Water
    Finance Authority,
    Construction Notes, Ser B,
    RB (A) (B) (C)
    1.050%, 10/01/06                        1,000          1,000
  Lexington-Fayette Urban County,
    Government Residential
    Facilities, Richmond Place
    Project, RB (A) (B) (C)
    1.070%, 04/01/15                        2,630          2,630
                                                       ---------
                                                          36,184
                                                       ---------
LOUISIANA -- 0.9%
  Louisiana State, Public
    Facilities Authority, Advance
    Funding Project, Ser D, RB
    3.000%, 10/20/05                        5,400          5,459
  New Orleans, Aviation Board
    Authority, Ser C, GO, MBIA
    (A) (B)
    1.700%, 08/01/11                          755            755
  New Orleans, Industrial
    Development Authority,
    Spectrum Control Technology
    Project, RB (A) (B) (C)
    1.700%, 03/01/07                          700            700
                                                       ---------
                                                           6,914
                                                       ---------
MAINE -- 0.3%
  Maine, Health & Higher
    Educational Authority, New
    England Project, Ser E, RB,
    AMBAC (A) (B)
    1.680%, 12/01/25                        2,325          2,325
                                                       ---------
MARYLAND -- 0.8%
  Anne Arundel County, Kellington
    Association Project, RB
    (A) (B) (C)
    1.750%, 06/15/11                          950            950
  Maryland State, Economic
    Development Authority,
    Goodwill Industrial Project,
    RB (A) (B) (C)
    1.680%, 09/01/24                        2,430          2,430
  Maryland State, Health & Higher
    Education Facilities
    Authority, Barnesville School
    Issue, RB (A) (B) (C)
    1.680%, 09/01/24                        2,600          2,600
                                                       ---------
                                                           5,980
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MASSACHUSETTS -- 6.9%
  Boston, Water & Sewer
    Commission, Ser A, RB
    (A) (B) (C)
    1.580%, 11/01/24                    $     200      $     200
  Dracut, BAN
    2.500%, 01/28/05                        1,000          1,002
  Marblehead, BAN
    3.000%, 08/19/05                        7,000          7,076
  Massachusetts State,
    Development Finance Agency,
    New England Deaconess
    Association Project, RB (A) (B) (C)
    1.650%, 06/01/34                        1,500          1,500
  Massachusetts State,
    Development Finance Agency,
    Belmont Day School Project,
    RB (A) (B) (C)
    1.670%, 07/01/31                        5,500          5,500
  Massachusetts State,
    Development Finance Agency,
    Cardinal Cushing Centers
    Project, RB (A) (B) (C)
    1.680%, 02/01/33                        1,000          1,000
  Massachusetts State,
    Development Finance Agency,
    Draper Laboratory Issue, RB,
    MBIA (A) (B)
    1.660%, 06/01/30                          700            700
  Massachusetts State,
    Development Finance Agency,
    Scandinavian Living Center
    Project, RB (A) (B) (C)
    1.780%, 11/01/28                          615            615
  Massachusetts State,
    Development Finance Agency,
    Smith College Project, RB (A) (B)
    1.660%, 07/01/29                          900            900
  Massachusetts State, Federal
    Highway Authority, RB (A) (B)
    1.680%, 06/15/09                        1,800          1,800
  Massachusetts State, GO, MBIA
    (A) (B)
    1.680%, 05/01/09                        4,995          4,995
  Massachusetts State, Health &
    Educational Facilities
    Authority, Berklee College of
    Music Project, Ser D, RB,
    MBIA (A) (B)
    1.590%, 10/01/27                        2,900          2,900
  Massachusetts State, Health &
    Educational Facilities
    Authority, Emmanuel College
    Project, RB (A) (B) (C)
    1.660%, 07/01/33                        2,500          2,500
  Massachusetts State, Health &
    Educational Facilities
    Authority, Essex Museum
    Project, RB (A) (B) (C)
    1.610%, 07/01/33                        3,500          3,500
  Massachusetts State, Health &
    Educational Facilities
    Authority, Falmouth Assisted
    Living Project, Ser A,
    RB (A) (B) (C)
    1.640%, 11/01/26                        2,200          2,200


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Health &
    Educational Facilities
    Authority, Merlots Project,
    Ser A14, RB (A) (B)
    1.730%, 07/01/32                    $   1,500      $   1,500
  Massachusetts State, Health &
    Educational Facilities
    Authority, University of
    Massachusetts Project, Ser A,
    RB (A) (B) (C)
    1.620%, 11/01/30                        2,400          2,400
  Massachusetts State, Health &
    Educational Facilities
    Authority, Williams College
    Issue, Ser E, RB (A) (B)
    1.670%, 08/01/14                          950            950
  Massachusetts State, Housing
    Finance Agency, Ser F, RB,
    FSA (A) (B)
    1.650%, 12/01/37                        1,000          1,000
  Massachusetts State, Housing
    Finance Authority,
    Multi-Family Housing Project,
    Ser A, RB (A) (B) (E)
    1.650%, 01/15/10                          900            900
  Massachusetts State, Industrial
    Finance Agency, Goddard House
    Project, Ser 1995, RB (A) (B) (C)
    1.690%, 11/01/25                          200            200
  Massachusetts State, Industrial
    Finance Agency, Milton
    Academy Issue, RB, MBIA (A) (B)
    1.660%, 03/01/27                          200            200
  Massachusetts State, Ser A63,
    GO, FGIC (A) (B)
    1.730%, 01/01/22                        5,500          5,500
  Massachusetts State, Turnpike
    Authority, Ser 334, RB, MBIA
    (A) (B)
    1.670%, 01/01/37                        1,000          1,000
  Pembroke, BAN
    3.000%, 08/04/05                        1,000          1,009
                                                       ---------
                                                          51,047
                                                       ---------
MICHIGAN -- 3.2%
  Cedar Rapids, Cedar Springs
    Public School District, SAN
    2.100%, 08/22/05                        1,500          1,504
  Eastern Michigan, University
    Revenue Authority, RB, FGIC
    (A) (B)
    1.670%, 06/01/27                          500            500
  Farmington Hills, Botsford
    General Hospital Project, Ser B,
    RB, MBIA (A) (B)
    1.720%, 02/15/16                          850            850
  Huron County, Economic
    Development Authority, Huron
    Memorial Hospital Project, RB
    (A) (B) (C)
    1.680%, 10/01/28                        3,930          3,930
  Jackson County, Economic
    Development Authority,
    Limited Thrifty Leoni
    Project, RB
    (A) (B) (C)
    1.680%, 12/01/14                          800            800

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Michigan State, Building
    Authority, Ser B10, RB, MBIA
    (A) (B)
    1.740%, 10/15/29                    $   5,000      $   5,000
  Michigan State, Housing
    Development Authority,
    Courtyards of Taylor Project,
    Ser A, RB (A) (B) (E)
    1.680%, 08/15/32                        1,300          1,300
  Michigan State, Job Development
    Authority, East Lansing
    Residential Project, RB (A) (B) (C)
    1.790%, 12/01/14                        1,900          1,900
  Michigan State, Strategic Fund,
    Van Andel Research Institute
    Project, RB (A) (B) (C)
    1.680%, 11/01/27                        2,600          2,600
  Northern Michigan, University
    Revenue Authority, Ser A, RB,
    FGIC (A) (B)
    1.670%, 06/01/31                        1,745          1,745
  Northville Township, Economic
    Development Authority,
    Thrifty Northville Project,
    RB (A) (B) (C)
    1.680%, 05/01/14                        1,000          1,000
  Sterling Heights, Economic
    Development Authority,
    Sterling Shopping Center
    Project, RB (A) (B) (C)
    1.700%, 12/01/10                        2,760          2,760
                                                       ---------
                                                          23,889
                                                       ---------
MINNESOTA -- 2.0%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser B, RB (A) (B) (C)
    1.720%, 09/01/29                        2,000          2,000
  Big Lake, Independent School
    District No. 727, Ser A, GO
    3.000%, 09/12/05                        3,000          3,032
  Brooklyn, Center Development
    Authority, Brookdale Project,
    RB (A) (B) (C)
    1.720%, 12/01/14                        2,200          2,200
  Cohasset, Power & Light
    Project, Ser A, RB (A) (B) (C)
    1.670%, 06/01/20                          300            300
  Lauderdale, Children's Home (C)
    1.770%, 12/01/30                        1,215          1,215
  Mankato, Bethany Lutheran
    College Project, Ser B, RB
    (A) (B) (C)
    1.720%, 11/01/15                        2,540          2,540
  Minnesota State, Higher
    Education Facilities
    Authority, Olaf College
    Project, Ser 5-M2, RB (A) (B) (C)
    1.670%, 10/01/20                        2,825          2,825
  St. Paul, Housing &
    Redevelopment Authority,
    Minnesota Public Radio
    Project, RB (A) (B) (C)
    1.720%, 05/01/22                        1,000          1,000
                                                       ---------
                                                          15,112
                                                       ---------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MISSOURI -- 2.3%
  Clayton, Industrial Development
    Authority, Bailey Court
    Project, RB (A) (B) (C)
    1.810%, 01/01/09                    $   1,500      $   1,500
  Kansas City, Industrial
    Development Authority,
    Bethesda Living Center
    Project, Ser A, RB (A) (B) (C)
    1.700%, 08/01/31                        5,000          5,000
  Kansas City, Industrial
    Development Authority, Ewing
    Marion Kaufman Foundation
    Project, Ser A, RB
    (A) (B)
    1.670%, 04/01/27                          775            775
  Kansas City, Industrial
    Development Authority,
    Woodlands Partners Project,
    RB (A) (B) (C)
    1.720%, 02/15/31                        4,045          4,045
  Kirkwood, Tax Increment Revenue
    Authority, Kirkwood Commons
    Project, RB (A) (B) (C)
    1.720%, 10/01/17                        1,600          1,600
  Missouri State, Health &
    Educational Facilities
    Authority, Christian Brothers
    Project, Ser A, RB (A) (B) (C)
    1.720%, 10/01/32                          100            100
  Missouri State, Health &
    Educational Facilities
    Authority, Rockhurst
    University Project, RB
    (A) (B) (C)
    1.670%, 11/01/32                        1,835          1,835
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project,
    Ser B, RB (A) (B)
    1.720%, 10/01/24                        2,400          2,400
  Missouri State, Health &
    Educational Facilities, de Smet
    Jesuit High School Project,
    RB (A) (B) (C)
    1.720%, 11/01/27                          100            100
                                                       ---------
                                                          17,355
                                                       ---------
MONTANA -- 0.8%
  Montana State, Health
    Facilities Authority,
    Healthcare Pooled Loan
    Program, Ser A, RB, FGIC (A) (B)
    1.680%, 12/01/15                        5,750          5,750
                                                       ---------
NEBRASKA -- 0.4%
  Lincoln, Electric Systems
    Authority, Ser B01, RB (A) (B)
    1.740%, 09/01/20                        1,985          1,985
  Nebraska State, Educational
    Finance Authority, Creighton
    University Project, RB (A) (B) (C)
    1.670%, 08/01/31                          900            900
                                                       ---------
                                                           2,885
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
NEW YORK -- 0.8%
  Albany, Industrial Development
    Agency, Research Foundation
    of the State University of
    New York Project, Ser A, RB
    (A) (B)
    1.750%, 07/01/32                    $     300         $  300
  Great Neck, Union Free School
    District, TAN
    3.000%, 06/21/05                        1,500          1,513
  Marlboro, Central School
    District, School Building
    Improvements Project, BAN (A) (B)
    2.375%, 12/21/04                        3,250          3,251
  New York State, Thruway &
    Highway Board, Ser B, RB
    2.000%, 04/01/05                        1,000          1,002
                                                       ---------
                                                           6,066
                                                       ---------
NORTH CAROLINA -- 0.1%
  North Carolina State, Medical
    Care Community Healthcare
    Facilities Authority,
    Carolina Meadows Income
    Project, RB (A) (B) (C)
    1.670%, 06/01/28                          400            400
                                                       ---------
OHIO -- 2.9%
  Lima, Refunding & Improvement
    Authority, Lima Memorial
    Hospital Project, RB (A) (B) (C)
    1.730%, 12/01/10                        1,830          1,830
  Lorain County, Industrial
    Development Authority,
    Regional Medical Center
    Project, RB (A) (B) (C)
    1.730%, 05/01/22                        1,315          1,315
  New Albany, Community
    Authority, Infrastructure
    Improvement Project, Ser C,
    RB (A) (B) (C)
    1.670%, 02/01/25                        9,500          9,500
  Ohio State, Higher Educational
    Facilities Commission, Kenyon
    College Project, RB (A) (B)
    1.730%, 11/01/35                          700            700
  Ohio State, Higher Educational
    Facilities Commission, Mount
    Union College Project, RB
    (A) (B) (C)
    1.680%, 09/01/20                        2,750          2,750
  Painesville, Local School
    District, BAN
    1.760%, 02/17/05                        2,000          2,001
  Stark County, Industrial
    Development Authority,
    Newmarket Packaging Limited
    Project, RB (A) (B) (C)
    1.850%, 11/01/14                        1,450          1,450
  Summit County, Industrial
    Development Authority,
    Arlington Plaza Project,
    RB (A) (B) (C)
    1.750%, 09/01/15                        1,650          1,650
                                                       ---------
                                                          21,196
                                                       ---------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
OKLAHOMA -- 0.4%
  Tulsa, Industrial Authority,
    Childrens' Coalition Project,
    RB (A) (B) (C)
    1.780%, 04/01/15                    $   2,660      $   2,660
                                                       ---------
OREGON -- 0.1%
  Multnomah County, Higher
    Education Authority,
    Concordia University Portland
    Project, RB (A) (B) (C)
    1.720%, 12/01/29                          870            870
                                                       ---------
PENNSYLVANIA -- 11.8%
  Allegheny County, Hospital
    Development Authority, UPMC
    Senior Living Project, RB
    (A) (B) (E)
    1.680%, 07/15/28                          500            500
  Allegheny County, Industrial
    Development Authority,
    Commercial Development, Two
    Marquis Project, RB (A) (B) (C)
    1.750%, 12/01/14                        3,280          3,280
  Allegheny County, Industrial
    Development Authority, Jewish
    Home & Hospital Project, Ser
    B, RB (A) (B) (C)
    1.700%, 10/01/26                        1,910          1,910
  Allegheny County, Industrial
    Development Authority,
    Pittsburgh Theological
    Society Project, RB (A) (B) (C)
    1.050%, 08/01/31                        1,500          1,500
  Berks County, Industrial
    Development Authority, Rilsan
    Industrial Project, RB (A) (B) (C)
    1.700%, 12/01/04                        2,650          2,650
  Bucks County, Industrial
    Development Authority,
    Pennswood Village Project,
    Ser B, RB (A) (B) (C)
    1.670%, 10/01/34                        1,000          1,000
  Bucks County, Ser A, TRAN
    2.000%, 12/31/04                        1,500          1,501
  Bucks County, St. Mary
    Hospital, Catholic Health
    Project, Ser B, RB (A) (B)
    1.660%, 03/01/32                       12,000         12,000
  Chester County, Industrial
    Development Authority, The
    Woods Project, RB (A) (B) (C)
    1.700%, 03/31/15                        1,150          1,150
  Cumberland County, Municipal
    Authority, Dickinson College
    Project, Ser B, RB, AMBAC
    (A) (B)
    2.000%, 11/01/24                        2,905          2,905
  Cumberland County, Municipal
    Authority, Wesley Affiliated
    Services Project, Ser C, RB
    (A) (B) (C)
    1.670%, 01/01/37                          650            650
  Dallastown, Area School
    District Authority, GO, FGIC
    (A) (B)
    1.730%, 05/01/20                        1,245          1,245

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Delaware County, Industrial
    Development Authority, BP
    Exploration & Oil Project, RB
    (A) (B)
    1.670%, 10/01/19                    $   1,000      $   1,000
  Delaware County, Industrial
    Development Authority, The
    Agnes Irwin School Project,
    RB (A) (B) (C)
    1.650%, 10/01/33                        1,870          1,870
  Delaware Valley, Regional
    Finance Authority, RB (A) (B)
    1.720%, 07/01/27                        1,000          1,000
  Erie County, Hospital
    Authority, Ser 820, RB, MBIA
    (A) (B)
    1.710%, 07/01/22                        1,900          1,900
  Hazleton, Industrial
    Development Authority, MMI
    Preparatory
    School Project, RB (A) (B) (C)
    1.700%, 10/01/24                        1,800          1,800
  Lancaster, Higher Education
    Authority, Franklin &
    Marshall College Project, RB
    (A) (B)
    1.780%, 04/15/27                          460            460
  Lawrence County, Industrial
    Development Authority, Villa
    Maria Project, RB (A) (B) (C)
    1.680%, 07/01/33                        1,530          1,530
  Lehigh County, General Purpose
    Authority, Phoebe-Devitt
    Homes Project, Ser B, RB (A)
    (B) (C)
    1.680%, 05/15/21                        1,615          1,615
  McCandless, Industrial
    Development Authority,
    Bradford Foundation Project,
    Ser A, RB (A) (B) (C)
    1.750%, 01/01/30                        1,730          1,730
  Middletown, Area School
    District, GO, FSA (A) (B)
    1.700%, 06/01/22                        2,750          2,750
  Montgomery County,
    Redevelopment Authority,
    Brookside Manor Apartments
    Project, Ser A, RB (A) (B) (E)
    1.620%, 08/15/31                        3,200          3,200
  Montgomery County,
    Redevelopment Authority,
    Kingswood Apartments Project,
    Ser A, RB (A) (B) (E)
    1.620%, 08/15/31                        2,000          2,000
  Moon Township, Industrial
    Development Authority,
    Executive Office Association
    Project, RB (A) (B) (C)
    1.700%, 11/01/10                        2,250          2,250
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A) (B)
    1.740%, 02/15/27                        1,400          1,400
  Northampton County, Industrial
    Development Authority,
    Kirkland Village Project, RB
    (A) (B) (C)
    1.670%, 11/01/30                        1,000          1,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Northampton County, Industrial
    Development Authority,
    Moravian Academy Project, RB
    (A) (B) (C)
    1.700%, 02/01/18                    $   1,650      $   1,650
  Pennsylvania State, Economic
    Development Financing
    Authority, Mercy Health
    Systems Project, Ser E-1, RB
    (A) (B) (C)
    1.700%, 09/01/19                        1,600          1,600
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area
    Project, Ser J-3, RB (A) (B) (C)
    1.720%, 11/01/30                        3,900          3,900
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area,
    Ser J-1, RB (A) (B) (C)
    1.700%, 11/01/30                        5,100          5,100
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges, Ser I4,
    RB (A) (B) (C)
    1.700%, 11/01/31                        3,800          3,800
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Association of
    Independent Colleges, Ser I5,
    RB (A) (B) (C)
    1.710%, 11/01/21                        4,000          4,000
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Temple East
    Project, Ser B, RB (A) (B) (C)
    1.690%, 06/01/14                        1,555          1,555
  Philadelphia, Industrial
    Development Authority, City
    Line Holiday Inn Project, Ser 96,
    RB (A) (B)
    1.660%, 12/01/08                        1,500          1,500
  Philadelphia, Industrial
    Development Authority, Inglis
    House Project, RB (A) (B)
    1.900%, 05/01/17                        7,000          7,000
  Philadelphia, Industrial
    Development Authority, School
    for the Deaf Project, RB (A) (B) (C)
    1.730%, 11/01/32                          500            500
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC
    (A) (B)
    1.680%, 12/01/20                        1,125          1,125
                                                       ---------
                                                          87,526
                                                       ---------
RHODE ISLAND -- 0.2%
  Rhode Island, Health &
    Educational Building
    Authority, Moses Brown School
    Project, RB, MBIA (A) (B)
    1.680%, 03/01/30                        1,400          1,400
                                                       ---------
SOUTH CAROLINA -- 2.1%
  South Carolina State, Economic
    Jobs Development Authority,
    St. Joseph's High School
    Project, RB (A) (B) (C)
    1.870%, 05/15/25                        4,765          4,765

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  South Carolina State, GO
    2.000%, 04/01/05                    $   8,000      $   8,026
  South Carolina State, Ser C05,
    GO (A) (B)
    1.740%, 04/01/28                        3,000          3,000
                                                       ---------
                                                          15,791
                                                       ---------
SOUTH DAKOTA -- 0.4%
  South Dakota State, Health &
    Educational Facilities
    Authority, Rapid City
    Regional Hospital Project,
    RB, MBIA (A) (B)
    1.670%, 09/01/27                        2,950          2,950
                                                       ---------
TENNESSEE -- 1.4%
  Cleveland, Industrial
    Development Board, YMCA MET
    Chattanooga Project, RB (A) (B) (C)
    1.680%, 07/01/19                        1,300          1,300
  Franklin County, Health &
    Education Facilities,
    University of the South
    Sewanee Project, RB (A) (B)
    1.750%, 09/01/10                        1,500          1,500
  Knox County, Industrial
    Development Board,
    Professional Plaza Project,
    RB, FGIC (A) (B) (C)
    2.300%, 12/01/14                        1,700          1,700
  Metropolitan Nashville &
    Davidson County, Health &
    Educational Facilities Board,
    Dede Wallace Healthcare
    Systems Project, RB (A) (B) (C)
    1.680%, 03/01/16                          800            800
  Metropolitan Nashville &
    Davidson County, Health &
    Educational Facilities Board,
    Father Ryan High School
    Project, RB (A) (B) (C)
    1.680%, 07/01/22                        3,800          3,800
  Metropolitan Nashville & Davidson
    County, Health & Educational
    Facilities Board, Franklin Road
    Project, RB (A) (B) (C)
    1.680%, 07/01/21                        1,095          1,095
                                                       ---------
                                                          10,195
                                                       ---------
TEXAS -- 5.6%
  Cypress-Fairbanks, Independent
    School District, Ser C-16, GO
    (A) (B)
    1.740%, 02/15/27                        2,500          2,500
  Dallas, Independent School
    District, GO
    5.000%, 02/15/05                        2,000          2,015
  Denton, Independent School
    District Authority, GO (A)
    (B)
    3.450%, 08/01/30                          900            903
  Garland, Healthcare Facilities
    Development Authority,
    Chambrel Club Hill Project,
    RB (A) (B) (E)
    1.680%, 11/15/32                        1,800          1,800
  Gulf Coast, Industrial
    Development Authority,
    Petrounited Project, RB
    (A) (B) (C)
    1.780%, 11/01/19                        1,500          1,500


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Gulf Coast, Waste Disposal
    Authority, Armco Project, RB
    (A) (B) (C)
    1.700%, 12/01/08                    $   1,800      $   1,800
  Houston, Utilities System
    Revenue Authority, Ser B17,
    RB, MBIA (A) (B)
    1.740%, 05/15/27                        1,495          1,495
  Houston, Water & Sewer Authority,
    Ser C20, RB, FSA (A) (B)
    1.720%, 12/01/32                        3,280          3,280
  Lubbock County, Hospital District,
    RB Mandatory Put @ 100 (D)
    5.500%, 06/01/05                        2,000          2,037
  Tarrant County, Multi-Family
    Housing Finance Authority,
    Sierra Project, RB (A) (B) (E)
    1.680%, 02/15/27                        2,800          2,800
  Texas State, Multi-Family
    Housing Authority, Department
    of Housing & Community
    Affairs, High Point Project,
    RB (A) (B) (E)
    1.680%, 02/01/23                        2,190          2,190
  Texas State, TRAN
    3.000%, 08/31/05                        9,950         10,054
  Texas State, Turnpike Authority,
    Putters Project, Ser 325,
    RB, AMBAC (A) (B)
    1.740%, 08/15/27                        3,780          3,780
  Waxahachie, Independent School
    District, Ser C19, GO (A) (B)
    1.720%, 08/15/30                        5,160          5,160
                                                       ---------
                                                          41,314
                                                       ---------
UTAH -- 0.3%
  Alpine, School District, School
    Board Guaranty Program, GO
    4.000%, 03/15/05                        1,095          1,103
  Salt Lake County, TRAN
    2.500%, 12/30/04                        1,400          1,402
                                                       ---------
                                                           2,505
                                                       ---------
VERMONT -- 1.7%
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 1, RB
    (A) (B) (C)
    1.770%, 06/01/22                          495            495
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 2, RB
    (A) (B) (C)
    1.770%, 06/01/27                        4,940          4,940
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Middlebury College
    Project, Ser A, RB (A) (B)
    1.960%, 11/01/27                        3,000          3,000
  Vermont State, Student Assistance
    Authority, RB (A) (B) (C)
    1.850%, 01/01/08                        3,925          3,925
                                                       ---------
                                                          12,360
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
VIRGINIA -- 0.7%
  Loudoun County, Industrial
    Development Authority, Howard
    Hughes Medical Project, Ser
    2003B, RB (A) (B)
    1.670%, 02/15/38                    $   5,500      $   5,500
                                                       ---------
WASHINGTON -- 4.8%
  Northwest Washington, Electric
    Revenue Authority, Ser A04,
    RB, MBIA (A) (B)
    1.740%, 07/01/18                        4,200          4,200
  Port Moses Lake, Public
    Industrial Authority, Basic
    American Foods Project, RB
    (A) (B) (C)
    1.810%, 09/01/05                        4,200          4,200
  Seattle, Low Income Housing
    Authority, Foss Home Project,
    RB (A) (B) (C)
    1.700%, 12/01/24                        7,290          7,290
  Washington State, Economic
    Development Finance
    Authority, Pioneer Human
    Services Project, Ser H, RB
    (A) (B) (C)
    1.680%, 09/01/18                          850            850
  Washington State, Housing
    Finance Commission, Local 82,
    JATC Educational Development
    Training Project, RB (A) (B) (C)
    1.770%, 11/01/25                        3,785          3,785
  Washington State, Housing
    Finance Commission, Panorama
    City Project, RB (A) (B) (C)
    1.690%, 01/01/27                          630            630
  Washington State, Housing
    Finance Commission, Pioneer
    Human Services Projects, Ser
    A, RB (A) (B) (C)
    1.730%, 08/01/19                        2,200          2,200
  Washington State, Housing
    Finance Commission, Rockwood
    Retirement Communities
    Program, Ser A, RB (A) (B) (C)
    1.730%, 01/01/30                        2,800          2,800
  Washington State, Housing
    Finance Commission, Rockwood
    Retirement Communities, RB
     (A) (B) (C)
    1.730%, 01/01/34                        2,300          2,300
  Washington State, Housing
    Finance Commission, St.
    Vincent De Paul Project, Ser A,
    RB (A) (B) (C)
    1.680%, 02/01/31                        1,750          1,750
  Washington State, Housing
    Finance Commission, YMCA
    Snohomish County Project, RB
    (A) (B) (C)
    1.770%, 08/01/19                          280            280
  Washington State, Housing
    Finance Commission, YMCA of
    Greater Seattle Project, RB
    (A) (B) (C)
    1.680%, 07/01/11                        1,100          1,100


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Washington State, Ser A11, GO,
    MBIA (A) (B)
    1.740%, 06/01/17                    $   4,295      $   4,295
                                                       ---------
                                                          35,680
                                                       ---------
WISCONSIN -- 4.2%
  Appleton, Industrial
    Development Authority, Valley
    Packaging Industries Project,
    RB (A) (B) (C)
    1.780%, 02/01/11                          530            530
  Green Bay, Industrial
    Development Authority,
    Curative Rehabilitation
    Center Project, RB (A) (B) (C)
    1.780%, 07/01/13                          445            445
  Luxemburg-Casco, School District,
    TRAN
    2.050%, 11/01/05                        2,850          2,851
  Menomonee Falls, Industrial
    Development Authority,
    Maysteel Project, RB (A) (B)
    1.800%, 11/01/14                        1,900          1,900
  Milwaukee, Redevelopment
    Authority, Montessori Society
    School Project, RB (A) (B) (C)
    1.770%, 07/01/21                          100            100
  West Salem, School District,
    TRAN
    2.000%, 09/01/05                        1,000          1,002
  Wisconsin State, Health &
    Educational Facilities
    Authority, Alverno College
    Project, RB
    (A) (B) (C)
    1.720%, 11/01/17                          300            300
  Wisconsin State, Health &
    Educational Facilities
    Authority, Blood Center
    Project, Ser A, RB (A) (B) (C)
    1.700%, 06/01/19                        6,715          6,715
  Wisconsin State, Health &
    Educational Facilities
    Authority, Gundersen Lutheran
    Project, Ser A, RB (A) (B)
    1.670%, 12/01/15                          765            765
  Wisconsin State, Health &
    Educational Facilities
    Authority, Mercy Health
    Systems Project, Ser C, RB
    (A) (B) (C)
    1.700%, 08/15/23                        4,800          4,800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Newcastle Place
    Project, Ser B, RB (A) (B) (C)
    1.700%, 12/01/31                       10,800         10,800
  Wisconsin State, Health &
    Educational Facilities
    Authority, Oakwood Project,
    Ser B, RB (A) (B) (C)
    1.700%, 08/15/30                        1,000          1,000
  Wisconsin State, Health &
    Educational Facilities
    Authority, Riverview Hospital
    Association Project, RB (A) (B) (C)
    1.720%, 10/01/30                          300            300
                                                       ---------
                                                          31,508
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MULTI-STATE -- 1.5%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B) (C)
    2.350%, 10/01/12                    $   3,685      $   3,685
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-1, RB (A) (B) (C)
    1.810%, 05/01/28                        6,715          6,715
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser A, COP (A) (B) (C)
    1.840%, 07/01/05                        1,095          1,095
                                                       ---------
                                                          11,495
                                                       ---------
Total Municipal Bonds
  (Cost $760,164) ($ Thousands)                          760,164
                                                       ---------
Total Investments -- 102.3%
  (Cost $760,164) + ($ Thousands)                      $ 760,164
                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $742,948,521.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)   Mandatory Put - the maturity date shown is the Put date.
(E) Securities are collateralized under an agreement from FHLMC/FNMA/GNMA. AMBAC American Municipal Bond Assurance Company
BAN   Bond Anticipation Note
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
FSA   Financial Security Assistance
GNMA  Government National Mortgage Association
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
SAN   State Aid Note
Ser   Series
TAN   Tax Anticipation Note
TAW   Tax Anticipation Warrant
TRAN  Tax and Revenue Anticipation Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

California Tax Exempt Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
CALIFORNIA -- 94.3%
  ABAG, Finance Authority
    Not-for-Profit Corporations,
    Ser C, COP (A) (B) (C)
    1.660%, 10/01/27                    $     590      $     590
  Anaheim, Multi-Family Housing
    Authority, Heritage Village
    Apartments Project, Ser A, RB
    (A) (B) (D)
    1.650%, 07/15/33                          800            800
  Bay Area, Toll Authority, San
    Francisco Bay Area Project,
    Ser A, RB, AMBAC (A) (B)
    1.610%, 04/01/36                          300            300
  Bay Area, Toll Authority, San
    Francisco Bay Area Project,
    Ser C, RB, AMBAC (A) (B)
    1.640%, 04/01/25                          500            500
  Berkeley, TRAN
    1.750%, 12/01/04                          500            500
  California State University,
    College Improvements Finance
    Authority, Rental Housing
    Project, RB
    (A) (B) (C)
    1.600%, 08/01/31                          500            500
  California State, Economic
    Development Finance
    Authority, Volk Enterprises
    Project, RB
    (A) (B) (C)
    1.670%, 06/01/21                          400            400
  California State, Educational
    Facilities Authority, Chapman
    University Project, RB (A) (B) (C)
    1.810%, 12/01/30                          900            900
  California State, Educational
    Facilities Authority,
    University of Southern
    California Project,
    Ser C, RB (A) (B)
    1.010%, 10/01/33                          500            500
  California State, Health
    Facilities Finance Authority,
    Catholic Healthcare Project,
    Ser C, RB, MBIA (A) (B)
    1.660%, 07/01/20                          600            600
  California State, Health
    Facilities Financing
    Authority, Scripps Memorial
    Hospital Project, Ser B, RB,
    MBIA (A) (B)
    1.590%, 10/01/21                          200            200
  California State,
    Infrastructure & Economic
    Development Authority, J.
    Paul Getty Project, Ser B, RB
    (A) (B)
    1.170%, 04/01/33                          500            500
  California Statewide,
    Communities Development
    Authority, Concordia
    University Irvine Project,
    Ser A, RB (A) (B) (C)
    1.630%, 10/01/31                          800            800
  California Statewide,
    Communities Development
    Authority, Covenant
    Retirement Communities
    Project, COP (A) (B) (C)
    1.650%, 12/01/22                          595            595

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  California Statewide,
    Communities Development
    Authority, Motion Picture &
    Television Project,
    Ser A, RB (A) (B) (C)
    1.630%, 03/01/31                    $     500      $     500
  Costa Mesa, Redevelopment
    Agency, Family Village
    Apartments Project, Ser A, RB
    (A) (B) (C)
    1.660%, 11/01/14                          375            375
  Fontana, Unified School
    District, School Facilities
    Funding Program, COP, FSA (A) (B)
    1.640%, 04/01/35                          500            500
  Fremont, Building & Equipment
    Financing Project, COP
    (A) (B) (C)
    1.670%, 07/01/15                          600            600
  Huntington Park, Public
    Financing Authority, Parking
    Project, Ser A, RB (A) (B) (C)
    1.750%, 09/01/19                          255            255
  Long Beach, Board Finance
    Authority, Long Beach Museum
    of Art Project, RB (A) (B) (C)
    1.650%, 09/01/09                          600            600
  Los Angeles County,
    Multi-Family Housing
    Authority, Malibu Canyon
    Apartments Project, Ser B, RB
    (A) (B)
    1.570%, 06/01/10                          300            300
  Newport Beach, Hoag Memorial
    Hospital Project, Ser C, RB
    (A) (B)
    1.640%, 10/01/26                          500            500
  Oakland, Liquidity Facilities
    Authority, Bay Area Government
    Project, RB (A) (B) (C)
    1.720%, 12/01/09                           85             85
  Orange County, Apartment
    Development Authority, Hidden
    Hills Project, Ser C, RB (A) (B)
    1.570%, 11/01/09                          500            500
  Riverside County, Housing
    Authority, De Anza Villas
    Project, RB (A) (B) (C)
    1.680%, 12/01/16                          235            235
  Rohnert Park, Multi-Family
    Housing Authority, Crossbrook
    Apartments Project, Ser A, RB
    (A) (B) (D)
    1.650%, 06/15/25                          200            200
  Sacramento County, Multi-Family
    Housing Authority, River
    Project, Ser C, RB (A) (B) (D)
    1.650%, 07/15/29                          300            300
  San Bernardino County, Housing
    Authority, Indian Knoll
    Apartments Project, Ser A, RB
    (A) (B) (D)
    1.710%, 06/01/05                          270            270
  San Bernardino County,
    Multi-Family Housing
    Authority, Gold West Phase 2
    Project, RB
    (A) (B) (D)
    1.670%, 05/01/17                          500            500
  San Diego, Museum of Art
    Project, COP (A) (B) (C)
    1.810%, 09/01/30                          600            600


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

California Tax Exempt Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  San Diego, School District, TRAN
    3.250%, 07/25/05                    $     500      $     505
  San Marcos, Industrial
    Development Authority,
    Amistar Project, RB
    (A) (B) (C)
    1.760%, 12/01/05                          620            620
  Santa Clara County, Financing
    Lease Authority, VMC Facility
    Replacement Project, Ser B,
    RB (A) (B)
    1.650%, 11/15/25                          100            100
  Simi Valley, Multi-Family
    Housing Authority, Ser A,
    RB (A) (B) (C)
    1.650%, 07/01/23                          100            100
  Stockton, Multi-Family Housing
    Authority, Mariners Pointe
    Association Project, Ser A,
    RB (A) (B) (C)
    1.650%, 09/01/18                          600            600
  Sweetwater, Unified High School
    District, COP, FSA (A) (B)
    1.620%, 06/01/13                          185            185
  Three Valleys, Municipal Water
    District Authority, Miramar
    Water Treatment Plant Project,
    COP (A) (B) (C)
    1.670%, 11/01/14                          700            700
  Turlock, Irrigation District,
    Capital Improvements Project,
    COP (A) (B) (C)
    1.650%, 01/01/31                          500            500
  Westminster, Redevelopment
    Agency, Commercial
    Redevelopment Project No. 1,
    TA, AMBAC (A) (B)
    1.720%, 08/01/27                          295            295
                                                       ---------
                                                          17,610
                                                       ---------
MULTI-STATE -- 4.5%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B) (C)
    2.350%, 10/01/12                          840            840
                                                       ---------
Total Municipal Bonds
  (Cost $18,450) ($ Thousands)                            18,450
                                                       ---------
Total Investments -- 98.8%
  (Cost $18,450) + ($ Thousands)                       $  18,450
                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $18,677,216.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Securities are collateralized under an agreement from FHLMC/FNMA/GNMA. ABAG Association of Bay Area Governments
AMBAC American Municipal Bond Assurance Company
COP   Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA  Federal National Mortgage Association
FSA   Financial Security Assistance
GNMA  Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond Ser Series
TA    Tax Allocation
TRAN  Tax and Revenue Anticipation Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
MUNICIPAL BONDS -- 101.7%
ALABAMA -- 1.0%
  Indian Springs Village,
    Educational Building
    Authority, Indian Springs
    School Project, RB (A) (B) (C)
    1.820%, 11/01/27                    $   5,000      $     5,000
  Lauderdale County, Public Park
    & Recreation Board, Young
    Men's Christian Project, RB
    (A) (B) (C)
    1.680%, 12/01/20                        3,100            3,100
  Mobile, Spring Hill College
    Project, Ser B, RB (A) (B) (C)
    1.700%, 09/01/24                          500              500
  Montgomery, Special Care Facilities
    Financing Authority, VHA Alabama
    Project, Ser H, RB, AMBAC (A) (B)
    1.690%, 12/01/30                        1,000            1,000
  Russellville, Industrial
    Development Authority, Clark
    Pulley Industries Project, RB
    (A) (B) (C)
    1.890%, 02/01/09                        1,675            1,675
                                                       -----------
                                                            11,275
                                                       -----------
ALASKA -- 0.3%
  Valdez, Marine Terminal, BP
    Pipelines Project, Ser B, RB
    (A) (B)
    1.680%, 07/01/37                        3,900            3,900
                                                       -----------
ARIZONA -- 0.9%
  Maricopa County, Industrial
    Development Authority,
    Arcadia Vista Apartments
    Project, Ser A, RB (A) (B) (C)
    1.790%, 09/01/27                        5,125            5,125
  Maricopa County, Industrial
    Development Authority, Grand
    Victoria Housing Project,
    Ser A, RB (A) (B)
    1.680%, 04/15/30                        4,765            4,765
                                                       -----------
                                                             9,890
                                                       -----------
ARKANSAS -- 1.4%
  Pulaski County, Lease Purchase,
    Ser A, RB (A) (B) (E)
    1.770%, 03/01/07                       16,000           16,000
                                                       -----------
CALIFORNIA -- 1.2%
  ABAG, Financial Authority
    Not-For-Profit, Ser D, COP
    (A) (B) (C)
    1.660%, 10/01/27                          500              500
  Bay Area, Toll Authority, San
    Francisco Bay Area Project,
    Ser C, RB, AMBAC (A) (B)
    1.640%, 04/01/25                          500              500
  California State, Educational
    Facilities Authority, University
    of Southern California Project,
    Ser C, RB (A) (B)
    1.010%, 10/01/33                        2,000            2,000

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  California Statewide,
    Communities Development
    Authority, Concordia
    University Irvine Project,
    Ser A, RB (A) (B)
    1.630%, 10/01/31                    $     100      $       100
  California Statewide,
    Communities Development
    Authority, Covenant
    Retirement Communities
    Project, COP (A) (B)
    1.650%, 12/01/22                        1,000            1,000
  Contra Costa County,
    Multi-Family Housing
    Authority, Bay Apartment
    Communities Project, Ser B,
    RB (A) (B) (E)
    1.650%, 11/15/22                        3,700            3,700
  Fontana, Unified School
    District, School Facilities
    Funding Program, COP, FSA
    (A) (B)
    1.640%, 04/01/35                          500              500
  Glendale, Police Building
    Project, COP (A) (B)
    1.660%, 06/01/30                          400              400
  Long Beach, Board Finance
    Authority, Long Beach Museum
    of Art Project, RB (A) (B) (C)
    1.650%, 09/01/09                          100              100
  Los Angeles, Multi-Family
    Housing Authority,
    Meadowridge Apartments
    Project, RB (A) (B) (E)
    1.650%, 09/01/18                        1,000            1,000
  Los Angeles, Unified School
    District, Ser B12, GO, MBIA
    (A) (B)
    1.720%, 01/01/27                          990              990
  Riverside County, Housing
    Authority, Mountain View
    Apartments Project, Ser A, RB
    (A) (B) (C)
    1.650%, 08/01/25                          595              595
  San Marcos, Industrial
    Development Authority, Amistar
    Project, RB (A) (B) (C)
    1.760%, 12/01/05                        2,180            2,180
  Stockton, Multi-Family Housing
    Authority, Mariners Pointe
    Association Project, Ser A,
    RB (A) (B) (C)
    1.650%, 09/01/18                          300              300
                                                       -----------
                                                            13,865
                                                       -----------
COLORADO -- 2.9%
  Arvada, Water Authority, RB,
    FSA (A) (B)
    1.850%, 11/01/20                        2,300            2,300
  Boulder County, Development
    Authority, Geological Society
    of America Project, Ser 92,
    RB (A) (B) (C)
    1.300%, 12/01/08                          825              825
  Castlewood Ranch, Metropolitan
    District, GO (A) (B) (C)
    1.150%, 12/01/31                        2,000            2,000
  Colorado State, Educational &
    Cultural Facilities
    Authority, Fountain Valley
    School Project, RB (A) (B) (C)
    1.780%, 08/01/13                        1,000            1,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Colorado State, Health
    Facilities Authority,
    Christian Living Project,
    Ser A, RB (A) (B) (C)
    1.700%, 01/01/31                    $   3,415      $     3,415
  Colorado State, Health
    Facilities Authority, The
    Visiting Nurse Project, RB
    (A) (B) (C)
    1.700%, 07/01/22                          200              200
  Colorado State, Single-Family
    Housing Authority, Cl AI-5, RB
    1.750%, 08/01/05                        6,000            6,000
  Colorado State, Superior
    Metropolitan District
    Authority, Refunding &
    Improvements Project, Ser C,
    RB (A) (B) (C)
    2.300%, 12/01/20                        8,430            8,430
  Denver (City & County),
    Multi-Family Housing
    Authority, Ogden Residences
    Project, RB (A) (B) (C)
    1.680%, 12/01/29                        1,785            1,785
  Dove Valley, Metropolitan
    District, GO
    Mandatory Put @ 100 (F)
    1.950%, 11/01/04                        1,670            1,670
  NBC, Metropolitan District
    Authority, GO (A) (B) (C)
    1.770%, 12/01/30                        1,580            1,580
  Thornton, Multi-Family Housing
    Authority, Quaile Ridge
    Project, Ser A, RB (A) (B) (E)
    1.720%, 04/01/10                          900              900
  Willow Trace, Metropolitan
    District Authority, Ser A, GO
    (A) (B) (C)
    1.300%, 12/01/31                        2,380            2,380
                                                       -----------
                                                            32,485
                                                       -----------
DELAWARE -- 1.0%
  Delaware State, Economic
    Development Authority,
    Hospital Billing Project,
    Ser B, RB, AMBAC (A) (B)
    1.630%, 12/01/15                          400              400
  Delaware State, Economic
    Development Authority,
    Hospital Billing, Ser C, RB,
    AMBAC (A) (B)
    1.630%, 12/01/15                          700              700
  Delaware State, Economic
    Development Authority,
    Peninsula United Methodist
    Project, Ser B, RB (A) (B) (C)
    1.690%, 05/01/15                        4,460            4,460
  Sussex County, Economic
    Development Authority, Route
    113 Limited Partnership
    Project, RB (A) (B) (C)
    1.900%, 11/01/06                        5,700            5,700
  University of Delaware,
    University Revenue Authority,
    Ser A, RB (A) (B)
    1.670%, 11/01/18                          400              400
                                                       -----------
                                                            11,660
                                                       -----------

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.1%
  District of Columbia,
    Laboratory School Issue, RB
    (A) (B) (C)
    1.780%, 12/01/23                    $   1,635      $     1,635
                                                       -----------
FLORIDA -- 4.2%
  Alachua County, Industrial
    Development Authority, Oak Hall
    School Project, RB (A) (B) (C)
    1.730%, 07/01/19                        1,220            1,220
  Collier County, Educational
    Facilities Authority,
    International College
    Project, RB (A) (B) (C)
    1.670%, 04/01/28                        9,245            9,245
  Florida State, Multi-Family Housing
    Authority, Country Club Project,
    Ser PP, RB (A) (B) (D)
    1.700%, 12/01/12                       16,500           16,500
  Florida State, Multi-Family Housing
    Authority, Island Club
    Project, Ser A, RB (A) (B)
    1.680%, 07/01/31                        6,540            6,540
  Florida State, Multi-Family Housing
    Authority, Lakeside
    North Project, RB (A) (B) (D)
    1.690%, 06/01/34                          700              700
  Florida State, Multi-Family Housing
    Authority, River Oaks
    Apartments Project,
    RB (A) (B) (D)
    1.680%, 12/01/29                        2,800            2,800
  Jacksonville, Industrial
    Development Authority,
    University of Florida Health
    Science Center Project,
    RB (A) (B)
    1.710%, 07/01/19                        1,000            1,000
  Miami-Dade County, Industrial
    Development Authority,
    Carrollton School Project,
    RB (A) (B) (D)
    1.680%, 06/01/24                        3,000            3,000
  Miami-Dade County, Industrial
    Development Authority, Saral
   Publications Project, RB
    (A) (B) (C)
    1.680%, 04/01/08                          800              800
  Pasco County, Multi-Family
    Housing Finance Authority,
    Carlton Arms Magnolia
    Project, RB (A) (B) (C)
    1.830%, 12/01/07                        2,000            2,000
  Pinellas County, Healthcare
    Facilities Authority, Pooled
    Hospital Loan Program, RB,
    AMBAC (A) (B)
    1.670%, 12/01/15                        2,125            2,125
  Sarasota County, Public
    Hospital Board, Sarasota
    Memorial Hospital Project,
    Ser A, RB, AMBAC (A) (B)
    1.740%, 07/01/37                          800              800
  Volusia County, Industrial
    Development Authority, APCO
    Project, Ser A, RB (A) (B) (C)
    1.780%, 02/01/30                          920              920
                                                       -----------
                                                            47,650
                                                       -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
GEORGIA -- 7.0%
  Athens, Multi-Family Housing
    Authority, Georgian
    Apartments Association
    Project, RB (A) (B) (C)
    2.080%, 08/01/05                    $   1,400      $     1,400
  Bibb County, Refunding &
    Improvement Authority,
    Baptist Village Project, RB
    (A) (B) (C)
    1.680%, 08/01/18                        3,800            3,800
  Clayton County, Multi-Family
    Housing Authority, Rivers
    Edge Development Project, RB
    (A) (B) (D)
    1.680%, 07/01/32                          700              700
  Dalton, Utilities Authority,
    Ser A02, RB, FSA (A) (B)
    1.740%, 01/01/12                        3,490            3,490
  DeKalb County, Multi-Family
    Housing Authority, Woodhills
    Apartments Project, RB
    (A) (B) (C)
    1.710%, 12/01/07                        5,700            5,700
  Downtown Athens, Development
    Authority, Georgian
    Apartments Association
    Project, RB (A) (B) (C)
    2.200%, 11/01/05                        1,000            1,000
  Floyd County, Development
    Authority, Berry College
    Project, RB (A) (B) (C)
    1.680%, 08/01/22                        2,400            2,400
  Fulton County, Development
    Authority, Arthritis Foundation
    Project, RB (A) (B) (C)
    1.680%, 12/01/16                        2,365            2,365
  Fulton County, Development
    Authority, Epstein School
    Project, RB (A) (B) (C)
    1.680%, 01/01/17                        1,900            1,900
  Fulton County, Development
    Authority, Morehouse School of
    Medicine Project, RB (A) (B) (C)
    1.680%, 02/01/18                        2,300            2,300
  Fulton County, Industrial
    Development Authority, ADP
    Project, RB (A) (B)
    1.850%, 09/01/12                        2,770            2,770
  Fulton County, Industrial
    Development Authority, Holy
    Innocents School Project, RB
    (A) (B) (C)
    1.680%, 02/01/18                          800              800
  Fulton County, Multi-Family
    Housing Authority, Champions
    Green Apartments Project, Ser B,
    RB (A) (B)
    1.680%, 10/01/25                        4,800            4,800
  Fulton County, Residential Care
    Authority, Lenbrook Square
    Foundation Project, RB (A) (B)
    1.720%, 01/01/18                          250              250

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Gwinnett County, Development
    Authority, Wesleyan School
    Project, RB (A) (B) (C)
    1.680%, 03/01/17                    $     815      $       815
    1.680%, 03/01/21                        1,500            1,500
  Gwinnett County, Gwinett Hospitals
    Systems Project, RB (A) (B) (C)
    1.680%, 07/01/32                        4,000            4,000
  Gwinnett County, Industrial
    Development Authority,
    Greater Atlanta Christian
    School Project, RB (A) (B) (C)
    1.680%, 04/01/18                        1,800            1,800
  Macon-Bibb County, Hospital
    Authority, Medical Center of
    Central Georgia Project, RB
    (A) (B) (C)
    1.680%, 08/01/18                        1,850            1,850
  Marietta, Multi-Family Housing
    Authority, Falls at Bells
    Ferry Project, RB (A) (B) (C)
    1.250%, 01/15/09                        8,060            8,060
  Marietta, Multi-Family Housing
    Authority, Franklin Walk
    Apartments Project, RB (A)
    (B) (D)
    1.680%, 01/01/32                        4,890            4,890
  Marietta, Multi-Family Housing
    Authority, Winterset Apartments
    Project, RB (A) (B) (C)
    1.680%, 02/01/26                        2,100            2,100
  Monroe County, Industrial
    Development Authority, Baptist
    Village Project, RB (A) (B) (C)
    1.680%, 08/01/18                        2,100            2,100
  Roswell, Multi-Family Housing
    Authority, Azalea Park
    Apartments Project, RB (A) (B) (D)
    1.680%, 06/15/25                        4,200            4,200
  Roswell, Multi-Family Housing
    Authority, Belcourt Project,
    Ser A, RB (A) (B) (C)
    1.810%, 09/01/07                        9,000            9,000
  Thomasville, Hospital
    Authority, J.D. Archbold
    Project, RB (A) (B) (C)
    1.680%, 11/01/23                        5,200            5,200
                                                       -----------
                                                            79,190
                                                       -----------
HAWAII -- 0.3%
  Hawaii State, GO, FSA (A) (B)
    1.740%, 07/01/18                        3,895            3,895
                                                       -----------
IDAHO -- 0.9%
  Ammon, Urban Renewal Agency,
    Tax Increment Project, Ser A,
    TA (A) (B) (C)
    1.850%, 08/01/24                        1,605            1,605
  Boise State, University Foundation,
    Engineering Technology
    Project, RB (A) (B) (C)
    1.690%, 08/01/08                        1,050            1,050
  Idaho State, Health Facilities
    Authority, St. Lukes Regional
    Medical Center Project, RB
    (A) (B) (C)
    1.670%, 05/01/22                        1,015            1,015


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Twin Falls, Urban Renewal Agency,
    Tax Allocation Project, Ser A,
    RB (A) (B) (C)
    1.870%, 08/01/22                    $   6,730      $     6,730
                                                       -----------
                                                            10,400
                                                       -----------
ILLINOIS -- 6.9%
  Belleville, Industrial Development
    Authority, Wetterau Project,
    RB (A) (B) (C)
    1.700%, 12/01/08                        1,250            1,250
  Central Lake County, Joint
    Action Project, Ser B18, RB,
    AMBAC (A) (B) (C)
    1.740%, 05/01/20                        4,090            4,090
  Chicago, Ser B, GO, FGIC (E)
    5.500%, 01/01/05                        1,455            1,461
  Cook County, School District
    No. 149, TAW
    2.400%, 12/30/04                        5,000            5,004
  Cook County, Ser B11, GO, AMBAC
    (A) (B)
    1.740%, 11/15/25                        3,000            3,000
  Illinois State, Development
    Finance Authority, McCormick
    Theological Project, Ser A,
    RB (A) (B) (C)
    1.700%, 06/01/34                        1,000            1,000
  Illinois State, Development
    Finance Authority, North
    Shore Country Day Project,
    RB (A) (B) (C)
    1.700%, 07/01/33                        3,000            3,000
  Illinois State, Development
    Finance Authority, World
    Communications Project,
    RB (A) (B)
    1.680%, 08/01/15                          100              100
  Illinois State, Development
    Financing Authority, American
    Academy Project, RB (A) (B) (C)
    1.780%, 04/01/21                        1,800            1,800
  Illinois State, Development
    Financing Authority, Glenwood
    School for Boys Project, RB
    (A) (B) (C)
    1.680%, 02/01/33                        1,200            1,200
  Illinois State, Development
    Financing Authority, Loyola
    Academy Project, Ser A, RB
    (A) (B) (C)
    1.700%, 10/01/27                        3,500            3,500
  Illinois State, Economic
    Development Financing
    Authority, Clearbrook
    Project, RB (A) (B) (C)
    1.780%, 06/01/20                        3,200            3,200
  Illinois State, Educational
    Facilities Authority, Art
    Institute of Chicago Cultural
    Pooled Financing Project, RB
    (A) (B) (C)
    1.700%, 07/01/29                          400              400
  Illinois State, Educational
    Facilities Authority, Art
    Institute of Chicago Project,
    RB (A) (B)
    1.680%, 03/01/34                        2,400            2,400

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Illinois State, Educational
    Facilities Authority,
    University Pooled Financing
    Program Project, RB, FGIC
    (A) (B)
    1.680%, 12/01/05                    $     450      $       450
  Illinois State, Finance Authority,
    IIT Research Institute Project,
    RB (A) (B) (C)
    1.700%, 10/01/34                        6,400            6,400
  Illinois State, Finance Authority,
    Kohl Childrens Museum Project,
    RB (A) (B) (C)
    1.700%, 07/01/34                        2,280            2,280
  Illinois State, Finance
    Authority, Rest Haven
    Christian Service Project,
    Ser B, RB (A) (B) (C)
    1.700%, 11/15/34                        5,000            5,000
  Illinois State, Health
    Facilities Authority,
    Glenkirk Project, RB
    (A) (B) (C)
    1.700%, 02/15/21                          965              965
  Illinois State, Health Facilities
    Authority, Riverside Health
    Systems Project, Ser B,
    RB (A) (B) (C)
    1.680%, 11/15/16                        1,050            1,050
  Illinois State, Ser 783, GO,
    FSA (A) (B)
    1.710%, 04/01/27                        2,695            2,695
  Illinois State, State Sales Tax
    Project, Ser A05, RB, FGIC
    (A) (B)
    1.740%, 06/15/24                        4,460            4,460
  Lake County, Community School
    District No. 73, Ser 329, GO,
    FGIC (A) (B)
    1.740%, 12/01/14                        5,785            5,785
  Macon County, Industrial
    Development Authority,
    Decatur Family YMCA Project,
    RB (A) (B) (C)
    1.880%, 05/01/35                        4,300            4,300
  Oak Forest, Mode-Homewood Pool
    Project, RB (A) (B) (C)
    1.670%, 07/01/24                        3,900            3,900
  Oakbrook Terrace, Industrial
    Development Authority,
    Oakbrook Terrace Atrium
    Project, RB (A) (B) (C)
    1.850%, 12/01/25                        2,000            2,000
  Orland Park, Industrial
    Development Authority,
    Orlando Properties Project,
    Ser A, RB (A) (B) (C)
    1.800%, 12/28/04                          715              715
  Rockford, Wesley Willows
    Obligation, RB (A) (B) (C)
    1.720%, 04/01/32                        4,100            4,100
  Schaumburg, Ser A, GO (A) (B)
    1.680%, 12/01/13                        2,900            2,900
  University of Illinois, Utility
    Infrastructure Projects, COP
    (A) (B)
    1.650%, 08/15/21                          245              245
                                                       -----------
                                                            78,650
                                                       -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
INDIANA -- 6.0%
  Carmel Clay, TAW
    2.000%, 12/31/04                    $   5,000      $     5,003
  Crawfordsville, Multi-Family
    Housing Authority, Autumn
    Woods Phase II Project, Ser
    A, RB (A) (B) (C)
    1.700%, 01/01/33                        4,175            4,175
  Elkhart County, Industrial
    Development Authority,
    Hubbard Hill Estates Project,
    RB (A) (B) (C)
    1.690%, 11/01/21                        2,685            2,685
  Frankfort, Economic Development
    Authority, Frito-Lay Project,
    RB (A) (B)
    1.850%, 11/01/14                        1,000            1,000
  Goshen, Community Schools
    Project, TAW
    1.480%, 12/31/04                        3,500            3,500
  Greater Clark County, TAW
    1.700%, 12/31/04                        3,500            3,501
  Indiana State, Bond Bank, Ser A,
    RB
    2.000%, 01/25/05                       10,000           10,013
  Indiana State, Development Finance
    Authority, Cathedral High School
    Project, RB (A) (B) (C)
    1.720%, 09/01/26                        1,000            1,000
  Indiana State, Educational
    Facilities Authority, Depauw
    University Project, RB (A) (B) (C)
    1.670%, 07/01/32                        4,600            4,600
  Indiana State, Health
    Facilities Financing
    Authority, Ascension Health
    Credit Group Project, Ser A-2,
    RB (A) (B)
    1.730%, 11/15/36                        4,000            4,000
  Indiana State, Health
    Facilities Financing
    Authority, Ascension Health
    Credit Group Project, Ser A-4,
    RB (A) (B)
    1.050%, 11/15/36                        3,000            3,000
  Indiana State, Health
    Facilities Financing Authority,
    Baptist Homes of Indiana Project,
    RB (A) (B) (C)
    1.670%, 11/01/30                          980              980
  Indiana State, Health
    Facilities Financing Authority,
    Capital Access Pool Program,
    RB (A) (B) (C)
    1.680%, 04/01/13                          500              500
  Indiana State, Health Facilities
    Financing Authority, Capital
    Access Pool Program, Ser A,
    RB (A) (B) (C)
    1.680%, 04/01/12                        3,485            3,485
  Indiana State, Health Facilities
    Financing Authority, Margaret Mary
    Community Hospital Project,
    Ser A, RB (A) (B) (C)
    1.720%, 12/01/29                        2,150            2,150
  Indiana State, Health Facilities
    Financing Authority, Mary
    Sherman Hospital Project,
    RB (A) (B) (C)
    1.700%, 05/01/19                        3,750            3,750

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Indiana State, Transportation
    Finance Authority, Ser B-21,
    RB, FGIC (A) (B)
    1.740%, 12/01/22                    $   2,000      $     2,000
  Indianapolis, Economic
    Development Authority,
    Morningside College Park
    Project, RB (A) (B) (C)
    1.700%, 08/01/22                        5,165            5,165
  Lawrence Township, Independent
    School Building Project, RB,
    FSA
    3.500%, 01/15/05                        1,230            1,234
  Mishawaka, TAW
    1.480%, 12/31/04                        6,000            6,000
                                                       -----------
                                                            67,741
                                                       -----------
IOWA -- 2.2%
  Algona, Industrial Development
    Authority, George A. Hormel
    Project, RB (A) (B) (C)
    1.830%, 05/01/05                        2,600            2,600
  Cerro Gordo County, Private
    Schools Facilities, Newman
    Catholic Schools Systems
    Project, RB (A) (B) (C)
    1.770%, 05/01/32                        4,100            4,100
  Hills, Healthcare Facilities
    Authority, Mercy Hospital
    Project, RB (A) (B) (C)
    1.670%, 08/01/32                          535              535
  Iowa State, Finance Authority,
    Carroll Kuemper Catholic High
    School Project, RB (A) (B) (C)
    1.720%, 06/01/28                          800              800
  Iowa State, Healthcare Facilities
    Authority, Care Initiatives Project,
    RB (A) (B) (C)
    1.720%, 11/01/32                        1,860            1,860
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities Project,
    Maharishi University,
    RB (A) (B) (C)
    1.780%, 10/01/30                        1,400            1,400
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities Project,
    RB (A) (B) (C)
    1.670%, 11/01/32                        1,200            1,200
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Des
    Moines Project, RB (A) (B) (C)
    1.720%, 10/01/24                          820              820
    1.720%, 10/01/33                        1,150            1,150
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, St.
    Ambrose Project, RB (A) (B) (C)
    1.670%, 04/01/33                        1,525            1,525
  Iowa State, Higher Education
    Loan Authority, Private
    College Facilities, Wartburg
    Project, RB (A) (B) (C)
    1.720%, 03/01/30                        2,000            2,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Iowa State, Private Colleges
    Finance Authority, Drake
    University Project, RB (A) (B) (C)
    1.720%, 07/01/31                    $     200      $       200
  Iowa State, Warrant
    Certificates, Ser B, COP, FSA
    2.000%, 01/28/05                        6,550            6,560
                                                       -----------
                                                            24,750
                                                       -----------
KANSAS -- 1.4%
  Kansas State, Development
    Finance Authority, Hays
    Medical Center Project, Ser N,
    RB (A) (B) (C)
    1.720%, 05/15/26                        1,100            1,100
  Lenexa, Multi-Family Housing
    Authority, Barrington Park
    Apartments Project, Ser A, RB
    (A) (B) (D)
    1.680%, 02/01/23                        5,600            5,600
  Merriam, Multi-Family Housing
    Authority, Pinegate Apartments
    Project, RB (A) (B) (C)
    1.760%, 12/01/26                        6,545            6,545
  Olathe, Health Facilities
    Authority, Olathe Medical
    Center Project, Ser A, RB,
    AMBAC (A) (B)
    1.670%, 09/01/32                        2,400            2,400
  Prairie Village, Multi-Family
    Housing Authority, Corinth
    Place Apartments Project,
    RB (A) (B)
    1.680%, 11/01/30                          700              700
                                                       -----------
                                                            16,345
                                                       -----------
KENTUCKY -- 4.2%
  Kentucky State, Area
    Development Districts
    Financing Trust, Calloway
    County Fire No. 6 Project,
    Ser A, RB (A) (B) (C)
    1.740%, 12/01/32                          535              535
  Kentucky State, Area
    Development Districts
    Financing Trust, Garrison
    Volunteer Fire Project, Ser
    A, RB (A) (B) (C)
    1.740%, 12/01/32                          100              100
  Kentucky State, Asset Liability
    Commission, Ser A, TRAN
    3.000%, 06/29/05                       21,500           21,677
  Kentucky State, Association of
    Counties, Ser A, TRAN
    3.000%, 06/30/05                       15,000           15,112
  Kentucky State, Rural Water
    Finance Authority,
    Construction Notes, RB (A) (B)
    1.600%, 10/01/06                        2,750            2,750
  Lexington, Government
    Industrial Building
    Authority, American Horse
    Shows Association Project, RB
    (A) (B) (C)
    1.740%, 12/01/18                        1,875            1,875
  Lexington-Fayette Urban County,
    Educational Facilities
    Authority, Sayre School
    Project, RB (A) (B) (C)
    1.700%, 08/01/21                        2,900            2,900

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Lexington-Fayette Urban County,
    Government Residential
    Facilities, Richmond Place
    Project, RB
    (A) (B) (C)
    1.070%, 04/01/15                    $   2,630      $     2,630
                                                       -----------
                                                            47,579
                                                       -----------
LOUISIANA -- 1.7%
  Louisiana State, Public
    Facilities Authority, Advance
    Funding Project, Ser D, RB
    3.000%, 10/20/05                        7,835            7,920
  Louisiana State, Public
    Facilities Authority,
    Emberwood Project, Ser A, RB
    (A) (B) (D)
    1.710%, 11/15/33                        7,000            7,000
  Louisiana State, Public
    Facilities Authority, St.
    Martins Episcopal School
    Project, RB (A) (B) (C)
    1.780%, 09/01/19                        4,000            4,000
                                                       -----------
                                                            18,920
                                                       -----------
MAINE -- 0.1%
  Portland, Industrial
    Development Authority, W.W.
    Grainger Project, RB (A) (B)
    1.950%, 12/01/10                        1,315            1,315
                                                       -----------
MARYLAND -- 1.0%
  Frederick, GO (A) (B) (C)
    1.750%, 08/01/11                        3,400            3,400
  Howard County, Owen Brown
    Project, RB (A) (B) (C)
    1.900%, 05/01/11                        1,900            1,900
  Maryland State, Economic
    Development Authority,
    Associated Projects, Ser A,
    RB (A) (B) (C)
    1.690%, 12/01/31                        2,000            2,000
  Maryland State, Health & Higher
    Education Facilities
    Authority, Collington
    Episcopal Project, Ser C, RB
    (A) (B) (C)
    1.670%, 04/01/20                        2,400            2,400
  Maryland State, Industrial
    Development Financing
    Authority, Baltimore
    International Culinary
    Project, RB (A) (B) (C)
    1.780%, 05/01/24                        1,540            1,540
                                                       -----------
                                                            11,240
                                                       -----------
MASSACHUSETTS -- 2.5%
  Avon, BAN
    1.500%, 03/03/05                        2,500            2,503
  Marblehead, BAN
    3.000%, 08/19/05                        7,510            7,592
  Massachusetts State,
    Development Finance Agency,
    Draper Laboratory Issue, RB,
    MBIA (A) (B)
    1.660%, 06/01/30                          600              600


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Massachusetts State,
    Development Finance Agency,
    Contemporary Art Project,
    Ser A, RB (A) (B) (C)
    1.670%, 07/01/34                    $   3,000      $     3,000
  Massachusetts State, Health &
    Educational Facilities
    Authority, Berklee College of
    Music Project, Ser D, RB,
    MBIA (A) (B)
    1.590%, 10/01/27                          415              415
  Massachusetts State, Health &
    Educational Facilities
    Authority, Essex Museum
    Project, RB (A) (B) (C)
    1.610%, 07/01/33                        2,500            2,500
  Massachusetts State, Health &
    Educational Facilities Authority,
    Falmouth Assisted Living Project,
    Ser A, RB (A) (B) (C)
    1.640%, 11/01/26                        1,000            1,000
  Massachusetts State, Health &
    Educational Facilities
    Authority, Williams College
    Issue, Ser E, RB (A) (B)
    1.670%, 08/01/14                        1,900            1,900
  Massachusetts State, Industrial
    Finance Agency, Governor
    Dummer Academy Project, RB
    (A) (B) (C)
    1.670%, 07/01/26                          250              250
  Massachusetts State, Industrial
    Finance Agency, Milton
    Academy Issue, RB, MBIA (A) (B)
    1.660%, 03/01/27                        1,500            1,500
  Massachusetts State, Ser A63,
    GO, FGIC (A) (B)
    1.730%, 01/01/22                        5,760            5,760
  Pembroke, BAN
    3.000%, 08/04/05                        1,500            1,514
                                                       -----------
                                                            28,534
                                                       -----------
MICHIGAN -- 2.5%
  Birmingham, Economic
    Development Authority, Brown
    Street Project, RB (A) (B) (C)
    1.920%, 12/01/18                        1,010            1,010
  Eastern Michigan, University
    Revenue Authority, RB, FGIC
    (A) (B)
    1.670%, 06/01/27                          950              950
  Farmington Hills, Economic
    Development Authority, Brookfield
    Building Association Project,
    RB (A) (B) (C)
    1.720%, 11/01/10                        1,330            1,330
  Lansing, Economic Development
    Authority, Atrium Office
    Partners Project, RB (A)
    (B) (C)
    2.250%, 05/01/15                        1,575            1,575
  Michigan State, Housing
    Development Authority,
    Not-For-Profit Housing
    Project, RB (A) (B) (C)
    1.680%, 06/01/25                          900              900

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Michigan State, Job Development
    Authority, Kentwood Residence
    Project, RB (A) (B) (C)
    1.790%, 11/01/14                    $   3,000      $     3,000
  Michigan State, Strategic Fund,
    Detroit Symphony Project, Ser
    A, RB (A) (B) (C)
    1.670%, 06/01/31                          300              300
  Michigan State, Strategic Fund,
    Pilgrim Manor Project, RB
    (A) (B) (C)
    1.780%, 05/01/20                        3,500            3,500
  Michigan State, Strategic Fund,
    Van Andel Research Institute
    Project, RB (A) (B) (C)
    1.680%, 12/01/21                        3,200            3,200
    1.680%, 11/01/27                        3,600            3,600
  Michigan State, Strategic Fund,
    YMCA Greater Grand Rapids
    Project, RB (A) (B) (C)
    1.680%, 07/01/34                        3,500            3,500
  Northern Michigan, University
    Revenue Authority, Ser A, RB,
    FGIC (A) (B)
    1.670%, 06/01/31                        1,670            1,670
  Northville Township, Economic
    Development Authority,
    Thrifty Northville Project,
    RB (A) (B) (C)
    1.680%, 05/01/14                        1,500            1,500
  Oakland County, Economic
    Development Authority,
    Corners Shopping Center, RB
    (A) (B) (C)
    1.750%, 08/01/05                        2,385            2,385
                                                       -----------
                                                            28,420
                                                       -----------
MINNESOTA -- 2.4%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser A, RB (A) (B) (C)
    1.720%, 09/01/29                        4,400            4,400
  Big Lake, Independent School
    District No. 727, Ser A, GO
    3.000%, 09/12/05                        4,090            4,133
  Bloomington, Commercial
    Development Authority, ATS II
    Project, RB (A) (B) (C)
    1.790%, 03/01/12                        2,360            2,360
  Brooklyn, Center Development
    Authority, Brookdale Office
    Park Project, RB (A) (B) (C)
    1.790%, 12/01/14                        2,590            2,590
  Duluth, Economic Development
    Authority, Miller-Dwan
    Medical Center Project, RB
    (A) (B) (C)
    1.720%, 06/01/19                        1,240            1,240
  Mankato, Bethany Lutheran
    College Project, Ser B, RB
    (A) (B) (C)
    1.720%, 11/01/15                        1,500            1,500
  Mankato, Mankato Area Family
    YMCA Project, RB (A) (B) (C)
    1.770%, 05/01/06                          600              600
  Minneapolis, Minnehaha Academy
    Project, RB (A) (B) (C)
    1.770%, 05/01/26                        3,400            3,400


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Minnesota State, Higher
    Education Facilities
    Authority, Olaf College
    Project, Ser 5-H, RB
    (A) (B) (C)
    1.670%, 10/01/30                    $     410      $       410
  Minnesota State, Higher
    Education Facilities
    Authority, Olaf College
    Project, Ser 5-M1, RB
    (A) (B) (C)
    1.670%, 10/01/32                        1,000            1,000
  Minnesota State, Higher
    Education Facilities
    Authority, Olaf College
    Project, Ser 5-M2, RB
    (A) (B) (C)
    1.670%, 10/01/20                          200              200
  Roseville, Healthcare
    Facilities Authority,
    Presbyterian Homes Project,
    RB (A) (B) (C)
    1.720%, 10/01/29                        1,695            1,695
  Roseville, Multi-Family Housing
    Authority, Rosepointe II
    Project, RB (A) (B) (C)
    1.790%, 09/01/27                        1,355            1,355
  St. Paul, Housing &
    Redevelopment Authority,
    Heating Project, Ser A, RB
    (A) (B) (C)
    1.680%, 12/01/12                        2,735            2,735
                                                       -----------
                                                            27,618
                                                       -----------
MISSISSIPPI -- 0.2%
  Prentiss County, Industrial
    Development Authority,
    Eastern Heidelberg Project,
    Ser A, RB (A) (B) (C)
    2.000%, 10/01/17                        2,500            2,500
                                                       -----------
MISSOURI -- 4.6%
  Clayton, Industrial Development
    Authority, Bailey Court
    Project, RB (A) (B) (C)
    1.810%, 01/01/09                        2,900            2,900
  Kansas City, Industrial
    Development Authority, Ewing
    Marion Kaufman Foundation
    Project, RB (A) (B)
    1.670%, 04/01/27                        1,400            1,400
  Kansas City, Industrial
    Development Authority, Ewing
    Marion Kaufman Foundation
    Project, Ser A, RB (A) (B)
    1.670%, 04/01/27                        1,300            1,300
  Kansas City, Industrial
    Development Authority,
    Springs Apartment Project,
    RB (A) (B)
    1.780%, 09/01/25                        2,350            2,350
  Kirkwood, Tax Increment Revenue
    Authority, Kirkwood Commons
    Project, RB (A) (B) (C)
    1.720%, 10/01/17                          765              765
  Missouri State, Development
    Finance Board Infrastructure
    Authority, St. Louis
    Convention Center Project,
    Ser C, RB (A) (B) (C)
    1.720%, 12/01/20                        3,400            3,400
  Missouri State, Health &
    Educational Facilities
    Authority, Christian Brothers
    Project, Ser A, RB (A) (B) (C)
    1.720%, 10/01/32                        1,200            1,200

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Missouri State, Health &
    Educational Facilities
    Authority, Drury College
    Project, RB (A) (B) (C)
    1.720%, 08/15/24                    $   1,645      $     1,645
  Missouri State, Health &
    Educational Facilities
    Authority, Drury University
    Project, RB (A) (B) (C)
    1.720%, 08/15/28                        2,800            2,800
  Missouri State, Health &
    Educational Facilities
    Authority, Rockhurst
    University Project, RB
    (A) (B) (C)
    1.670%, 11/01/32                          900              900
  Missouri State, Health &
    Educational Facilities
    Authority, Saint Francis
    Medical Center Project,
    Ser A, RB (A) (B) (C)
    1.670%, 06/01/26                        2,100            2,100
  Missouri State, Health &
    Educational Facilities
    Authority, St. Joseph-St.
    Pius Project, Ser A, RB
    (A) (B) (C)
    1.730%, 12/01/29                        2,680            2,680
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, RB
    (A) (B)
    1.720%, 07/01/32                          900              900
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, RB,
    FGIC (A) (B)
    1.715%, 12/01/05                          100              100
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, Ser A,
    RB (A) (B)
    1.720%, 10/01/09                          300              300
  Missouri State, Health &
    Educational Facilities
    Authority, St. Louis
    University Project, Ser B,
    RB (A) (B)
    1.720%, 10/01/24                        2,085            2,085
  Missouri State, Public
    Buildings Authority, Ser B38,
    RB (A) (B)
    1.740%, 10/15/27                        7,975            7,975
  St. Charles County, Industrial
    Development Authority, Sun
    River Village Project, RB
    (A) (B) (C)
    1.740%, 12/01/27                       12,200           12,200
  St. Louis, Industrial
    Development Authority,
    Schnuck Markets Kirkwood
    Project, RB (A) (B) (C)
    1.700%, 12/01/15                        5,250            5,250
                                                       -----------
                                                            52,250
                                                       -----------
MONTANA -- 1.3%
  Montana State, Board Investment
    Authority, Inter Capital
    Project, RB (A) (B)
    1.250%, 03/01/25                        9,500            9,500
    1.250%, 03/01/28                        4,700            4,700
                                                       -----------
                                                            14,200
                                                       -----------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
NEBRASKA -- 1.0%
  Lincoln, Electric Systems
    Authority, Ser B01, RB (A) (B)
    1.740%, 09/01/20                    $   5,960      $     5,960
  Nebraska State, Educational
    Finance Authority, Creighton
    University Project, RB (A) (B) (C)
    1.670%, 08/01/31                          900              900
  Nebraska State, Educational
    Finance Authority, Creighton
    University Project, RB, AMBAC
    (A) (B)
    1.670%, 03/01/33                        4,800            4,800
                                                       -----------
                                                            11,660
                                                       -----------
NEW MEXICO -- 0.9%
  Albuquerque, Healthcare
    Authority, Lovelace
    Respiratory Project, Ser A,
    RB (A) (B) (C)
    1.690%, 09/01/25                        7,200            7,200
  Albuquerque, Metropolitan
    Redevelopment Authority,
    Springer Square Project,
    RB (A) (B) (C)
    2.190%, 11/01/17                        3,000            3,000
                                                       -----------
                                                            10,200
                                                       -----------
NEW YORK -- 1.2%
  Albany, Industrial Development
    Agency, Research Foundation
    of the State University of
    New York Project, Ser A, RB
    (A) (B)
    1.750%, 07/01/32                        1,920            1,920
  Marlboro, Central School
    District, School Building
    Improvements Project, BAN
    2.375%, 12/21/04                        4,750            4,752
  New York City, Municipal Water
    Financing Authority, Ser F-1,
    RB (A) (B)
    1.670%, 06/15/33                        2,800            2,800
  New York City, Ser A-4, GO
    (A) (B) (C)
    1.670%, 08/01/21                        4,000            4,000
                                                       -----------
                                                            13,472
                                                       -----------
NORTH CAROLINA -- 2.5%
  Charlotte, Water & Sewer
    Systems Authority, Ser C, RB
    (A) (B)
    1.660%, 06/01/25                       20,000           20,000
  North Carolina State, Medical
    Care Community Healthcare
    Facilities Authority,
    Carolina Meadows Income
    Project, RB (A) (B) (C)
    1.670%, 06/01/28                          800              800
  North Carolina State, Medical
    Care Community Healthcare
    Facilities Authority,
    Lutheran Services for the
    Aging Project, RB (A) (B) (C)
    1.680%, 03/01/28                        7,735            7,735
                                                       -----------
                                                            28,535
                                                       -----------

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
OHIO -- 2.9%
  Hamilton County, Healthcare
    Authority, Sisters of Charity
    Senior Care Center Project,
    RB (A) (B) (C)
    1.750%, 08/01/27                    $   4,150      $     4,150
  Lakewood, Hospital Authority,
    RB (A) (B) (C)
    1.870%, 11/01/10                        2,390            2,390
  Montgomery County, Catholic
    Health Project, Ser B-2, RB
    (A) (B)
    1.660%, 03/01/27                       11,700           11,700
  North Royalton, BAN
    1.950%, 08/11/05                        1,000            1,001
  Ohio State, Higher Education
    Facilities Authority, Kenyon
    College Project, RB (A) (B)
    1.730%, 04/01/22                        3,800            3,800
    1.730%, 08/01/33                        6,250            6,250
  Painesville, Local School
    District, BAN
    1.760%, 02/17/05                        2,000            2,002
  Stark County, Healthcare
    Facilities Authority, Canton
    Christian Home Project, RB
    (A) (B) (C)
    1.550%, 09/01/15                          960              960
    1.550%, 09/15/16                        1,195            1,195
                                                       -----------
                                                            33,448
                                                       -----------
OKLAHOMA -- 0.3%
  Tulsa, Industrial Development
    Authority, Ser A, RB (A) (B)
    2.050%, 05/15/17                        3,000            3,000
                                                       -----------
OREGON -- 0.7%
  Multnomah County, Higher
    Education Authority,
    Concordia University Portland
    Project, RB (A) (B) (C)
    1.720%, 12/01/29                        2,110            2,110
  Oregon State, Health, Housing,
    Educational & Cultural
    Authorities, Saint Vincent De
    Paul Project, Ser A, RB
    (A) (B) (C)
    1.730%, 03/01/19                        1,815            1,815
  Portland, Economic Development
    Authority, Broadway Project,
    Ser A, RB, AMBAC (A) (B) (C)
    1.680%, 04/01/35                        3,750            3,750
                                                       -----------
                                                             7,675
                                                       -----------
PENNSYLVANIA -- 10.5%
  Allegheny County, Industrial
    Development Authority,
    Parkway Center Project, Ser A,
    RB (A) (B) (C)
    1.710%, 05/01/09                        2,000            2,000
  Allegheny County, Industrial
    Development Authority,
    Pittsburgh Theological
    Society Project, RB
    (A) (B) (C)
    1.050%, 08/01/31                        3,500            3,500


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Allegheny County, Industrial
    Development Authority, Sacred
    Heart High School Project, RB
    (A) (B) (C)
    1.740%, 06/01/22                    $   1,000      $     1,000
  Berks County, Industrial
    Development Authority,
    Kutztown University
    Foundation Project, RB
    (A) (B) (C)
    1.680%, 01/01/27                        1,000            1,000
    1.680%, 01/01/29                        2,700            2,700
  Berks County, Industrial
    Development Authority, Rilsan
    Industrial Project, RB
    (A) (B) (C)
    1.700%, 12/01/04                          600              600
  Bucks County, Industrial
    Development Authority,
    Pennswood Village Project,
    Ser B, RB (A) (B) (C)
    1.670%, 10/01/34                        2,000            2,000
  Bucks County, St. Mary
    Hospital, Catholic Health
    Project, Ser B, RB (A) (B)
    1.660%, 03/01/32                       10,800           10,800
  Chartiers Valley, Industrial &
    Commercial Development
    Authority, Asbury Place
    Project, Ser A, RB (A) (B) (C)
    1.700%, 12/01/26                        3,570            3,570
  Cumberland County, Municipal
    Authority, Dickinson College
    Project, Ser B, RB, AMBAC
    (A) (B) (C)
    2.000%, 11/01/24                        4,000            4,000
  Delaware County, Industrial
    Development Authority, The
    Agnes Irwin School Project,
    RB (A) (B) (C)
    1.650%, 10/01/33                        3,340            3,340
  Erie County, Hospital
    Authority, Ser 820, RB, MBIA
    (A) (B)
    1.710%, 07/01/22                        3,500            3,500
  Gettysburg, Industrial
    Development Authority,
    Brethren Home Community
    Project, Ser A, RB
    (A) (B) (C)
    1.680%, 06/01/24                        1,245            1,245
  Harrisburg, Water Authority,
    Ser B, RB, FSA (A) (B)
    1.730%, 07/15/17                        7,035            7,035
  Hazleton, Industrial
    Development Authority, MMI
    Preparatory School Project,
    RB (A) (B) (C)
    1.700%, 10/01/24                        1,700            1,700
  Lampeter Strasburg, School District,
    Ser A, GO, FSA (A) (B)
    1.710%, 06/01/19                        3,500            3,500
  Lancaster, Higher Education
    Authority, Franklin &
    Marshall College Project, RB
    (A) (B)
    1.780%, 04/15/27                        5,435            5,435
  Lehigh County, General Purpose
    Authority, Phoebe-Devitt
    Homes Project, Ser B,
    RB (A) (B) (C)
    1.680%, 05/15/21                          930              930

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Middletown, Area School
    District, GO, FSA (A) (B)
    1.700%, 06/01/22                    $   5,000      $     5,000
  Montgomery County, Industrial
    Development Authority, Exelon
    Project, RB (A) (B) (C)
    1.700%, 12/01/29                        5,000            5,000
  Moon Township, Industrial
    Development Authority,
    Executive Office Association
    Project, RB (A) (B) (C)
    1.700%, 11/01/10                          500              500
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A) (B)
    1.740%, 02/15/27                        1,900            1,900
  Northampton County, Higher
    Education Authority,
    Lafayette College Project,
    Ser B, RB (A) (B) (C)
    1.620%, 11/01/28                          400              400
  Northampton County, General
    Purpose Authority, Lafayette
    College Project, RB (A) (B)
    1.620%, 11/01/23                        1,090            1,090
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area
    Project, Ser J-3, RB (A) (B) (C)
    1.720%, 11/01/30                        8,600            8,600
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area
    Project, Ser J-4, RB (A) (B) (C)
    1.700%, 11/01/30                        6,700            6,700
  Pennsylvania State, Higher
    Education Facilities
    Authority, Association of
    Independent Colleges Project,
    Ser I-3, RB (A) (B) (C)
    1.950%, 11/01/31                        3,500            3,500
  Pennsylvania State, Public
    School Building Authority,
    Parkland School District
    Project, Ser D, RB, FGIC (A) (B)
    1.730%, 03/01/19                        8,090            8,090
  Pennsylvania State, Public
    School Building Authority,
    Ser A42, RB, FSA (A) (B)
    1.800%, 06/01/28                        2,900            2,900
  Pennsylvania State, Ser A07,
    GO, FGIC (A) (B)
    1.740%, 02/01/14                        1,970            1,970
  Philadelphia, Industrial
    Development Authority, Inglis
    House Project, RB (A) (B)
    1.900%, 05/01/17                        9,000            9,000
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC
    (A) (B)
    1.680%, 12/01/20                        2,625            2,625
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser C, RB, AMBAC
    (A) (B)
    1.680%, 12/01/20                        3,000            3,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Wilkins, Industrial Development
    Authority, Fairview Extended
    Project, Ser B, RB (A) (B) (C)
    1.650%, 01/01/21                    $   1,000      $     1,000
                                                       -----------
                                                           119,130
                                                       -----------
RHODE ISLAND -- 0.0%
  Rhode Island State, Revenue
    Authority, Convention Center
    Project, Ser A, RB, MBIA (A) (B)
    1.650%, 05/15/27                          100              100
                                                       -----------
SOUTH CAROLINA -- 1.4%
  South Carolina State, GO
    2.000%, 04/01/05                       12,000           12,039
  South Carolina State, Ser C05,
    GO (A) (B)
    1.740%, 04/01/28                        4,385            4,385
                                                       -----------
                                                            16,424
                                                       -----------
SOUTH DAKOTA -- 0.0%
  South Dakota State, Health &
    Educational Facilities
    Authority, Rapid City
    Regional Hospital Project,
    RB, MBIA (A) (B)
    1.670%, 09/01/27                          400              400
                                                       -----------
TENNESSEE -- 1.8%
  Knox County, Health,
    Educational & Housing
    Facilities Authority, Child &
    Family Services Project, RB
    (A) (B) (C)
    1.680%, 07/01/14                        1,150            1,150
  Knox County, Health,
    Educational & Housing
    Facilities Authority, Webb
    School Project, RB (A) (B) (C)
    1.680%, 03/01/19                        1,000            1,000
  Memphis-Shelby County,
    Industrial Development Board,
    University of Tennessee
    Medical Group Project,
    RB (A) (B) (C)
    1.750%, 03/01/24                        5,900            5,900
  Metropolitan Nashville &
    Davidson County, Industrial
    Development Authority,
    Ridgelake Apartments Project,
    RB (A) (B) (E)
    1.680%, 09/01/34                        9,004            9,004
  Shelby County, Health,
    Educational & Housing
    Facilities Authority,
    St. Peter Villa Project,
    RB (A) (B) (C)
    1.920%, 11/01/22                        2,670            2,670
  Wilson County, Industrial
    Development Authority,
    Hartmann Luggage Project,
    RB (A) (B)
    1.690%, 07/01/26                        1,100            1,100
                                                       -----------
                                                            20,824
                                                       -----------
TEXAS -- 4.9%
  Dallas, Independent School
    District, GO
    5.000%, 02/15/05                        3,000            3,024

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Garland, Healthcare Facilities
    Development Authority,
    Chambrel Club Hill Project,
    RB (A) (B) (E)
    1.680%, 11/15/32                    $   2,700      $     2,700
  Gulf Coast, Waste Disposal
    Authority, Armco Project, RB
    (A) (B) (C)
    1.700%, 12/01/08                        6,850            6,850
  Houston, Utilities System
    Revenue Authority, Ser B17,
    RB, MBIA (A) (B)
    1.740%, 05/15/27                       12,820           12,820
  Houston, Utilities System
    Revenue, Ser C-17, RB, MBIA
    (A) (B)
    1.740%, 05/15/26                        2,000            2,000
  Lewisville, Water & Sewer
    Resource Authority, RB
    5.000%, 02/15/05                        1,045            1,053
  Lubbock County, Educational
    Facilities Authority, Lubbock
    Christian University Project,
    RB (A) (B) (C)
    1.740%, 05/01/29                        3,300            3,300
  Lubbock County, Hospital District,
    RB Mandatory Put @ 100 (F)
    5.500%, 06/01/05                        5,000            5,087
  Tarrant County, Multi-Family
    Housing Finance Authority,
    Sierra Project, RB (A) (B) (D)
    1.680%, 02/15/27                        2,000            2,000
  Texas State, Public Finance
    Authority, Ser B, RB, AMBAC
    6.200%, 02/01/05                        1,020            1,029
  Texas State, TRAN
    3.000%, 08/31/05                       15,550           15,713
                                                       -----------
                                                            55,576
                                                       -----------
UTAH -- 1.0%
  Alpine, School District, School
    Board Guaranty Program, GO
    4.000%, 03/15/05                        2,000            2,015
  Salt Lake County, TRAN
    2.500%, 12/30/04                        2,500            2,502
  Utah State, Intermountain Power
    Agency, Merlots Project, Ser A59,
    RB, MBIA (A) (B)
    1.740%, 07/01/10                        7,050            7,050
                                                       -----------
                                                            11,567
                                                       -----------
VERMONT -- 1.9%
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 1, RB
    (A) (B) (C)
    1.770%, 06/01/22                        4,125            4,125
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset
    Financing Project, Ser 2, RB
    (A) (B) (C)
    1.770%, 06/01/27                        4,335            4,335
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Copley Hospital
    Project, Ser A, RB (A) (B) (C)
    1.670%, 10/01/30                        4,210            4,210


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Middlebury College
    Project, Ser A, RB (A) (B)
    1.960%, 11/01/27                    $   4,000      $     4,000
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Northeastern
    Vermont Regional Hospital
    Project, Ser A, RB (A) (B) (C)
    1.670%, 10/01/25                        2,965            2,965
  Vermont State, Student Assistance
    Authority, RB (A) (B) (C)
    1.850%, 01/01/08                        1,940            1,940
                                                       -----------
                                                            21,575
                                                       -----------
VIRGINIA -- 1.3%
  Harrisonburg, Redevelopment &
    Housing Authority, Stoney
    Ridge Project, RB (A) (B) (E)
    1.680%, 08/01/32                        9,200            9,200
  Virginia State, College
    Building Authority, RB (A) (B)
    1.690%, 09/01/11                        5,600            5,600
                                                       -----------
                                                            14,800
                                                       -----------
WASHINGTON -- 3.0%
  Northwest Washington,
    Electrical Revenue Authority,
    Ser C, RB, FSA (A) (B)
    1.750%, 01/01/10                        5,223            5,223
  Port Townsend, Industrial
    Development Authority, Port
    Townsend Paper Project, RB
    (A) (B) (C)
    1.830%, 03/01/09                        7,200            7,200
  Washington State, GO, FGIC (A) (B)
    1.750%, 07/01/19                        5,170            5,170
  Washington State, Housing
    Finance Commission, Christa
    Project, Ser B, RB (A) (B) (C)
    1.730%, 07/01/11                        2,105            2,105
  Washington State, Housing
    Finance Commission, Museum
    History & Industry Project,
    RB (A) (B) (C)
    1.770%, 12/01/33                          200              200
  Washington State, Housing
    Finance Commission, Panorama
    City Project, RB (A) (B) (C)
    1.690%, 01/01/27                        5,165            5,165
  Washington State, Housing
    Finance Commission, Pioneer
    Human Services Program, RB
    (A) (B) (C)
    1.730%, 07/01/11                          660              660
  Washington State, Housing
    Finance Commission, Rockwood
    Retirement Communities, RB
    (A) (B) (C)
    1.730%, 01/01/34                          400              400
  Washington State, Housing
    Finance Commission, St.
    Vincent De Paul Project, Ser
    A, RB (A) (B) (C)
    1.680%, 02/01/31                        1,900            1,900

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Washington State, Housing
    Finance Commission, Tacoma
    Art Museum Project,
    RB (A) (B) (C)
    1.720%, 06/01/32                    $     900      $       900
  Washington State, Housing
    Finance Commission, YMCA
    Snohomish County Project,
    RB (A) (B) (C)
    1.770%, 08/01/19                          785              785
  Washington State, Housing
    Finance Commission, YMCA of
    Greater Seattle Project,
    RB (A) (B) (C)
    1.680%, 07/01/11                        1,565            1,565
  Washington State, Ser A11, GO,
    MBIA (A) (B)
    1.740%, 06/01/17                        2,765            2,765
                                                       -----------
                                                            34,038
                                                       -----------
WEST VIRGINIA -- 1.7%
  Charleston, Building Commission
    Parking Facilities Authority,
    Charleston Town Center Parking
    Project, Ser A, RB (A) (B) (C)
    1.790%, 12/01/16                       10,540           10,540
  Parkersburg, Industrial
    Development Authority, B-H
    Associates Project, RB (A) (B)
    2.080%, 10/01/14                        3,500            3,500
  Putnam County, Industrial
    Development Authority, FMC
    Project, RB (A) (B) (C)
    1.800%, 10/01/11                        5,300            5,300
                                                       -----------
                                                            19,340
                                                       -----------
WISCONSIN -- 4.1%
  Chippewa Falls, Area Unified
    School District, TRAN
    2.250%, 09/30/05                        3,000            3,006
  Menomonee Falls, Industrial
    Development Authority,
    Maysteel Project, RB (A) (B)
    1.800%, 11/01/14                        3,000            3,000
  Milwaukee, Redevelopment
    Authority, Montessori Society
    School Project, RB (A) (B) (C)
    1.770%, 07/01/21                        1,425            1,425
  Mukwonago Waterworks Systems &
    Sewer Authority, BAN
    2.000%, 03/01/05                        1,620            1,623
  West Allis, State Fair Park
    Exposition, RB (A) (B) (C)
    1.710%, 08/01/28                        6,295            6,295
  West Salem, School District,
    TRAN
    2.000%, 09/01/05                        3,300            3,307
  Wisconsin State, Health &
    Educational Facilities
    Authority, Alverno College
    Project, RB (A) (B) (C)
    1.720%, 11/01/17                        2,200            2,200
  Wisconsin State, Health &
    Educational Facilities
    Authority, Gundersen Lutheran
    Project, Ser B, RB, FSA (A) (B)
    1.670%, 12/01/29                        2,400            2,400


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund
November 30, 2004

--------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
  Wisconsin State, Health &
    Educational Facilities
    Authority, Lutheran College
    Project, RB (A) (B) (C)
    1.720%, 06/01/33                    $   1,400      $     1,400
  Wisconsin State, Health &
    Educational Facilities
    Authority, Madison Family
    Medicine Project,
    RB (A) (B) (C)
    1.780%, 05/01/21                        4,995            4,995
  Wisconsin State, Health &
    Educational Facilities
    Authority, Mercy Health
    Systems Project, Ser C, RB
    (A) (B) (C)
    1.700%, 08/15/23                        2,500            2,500
  Wisconsin State, Health &
    Educational Facilities
    Authority, Meriter Hospital
    Project, RB (A) (B) (C)
    1.720%, 12/01/32                        2,250            2,250
  Wisconsin State, Health &
    Educational Facilities
    Authority, Milwaukee
    Protestant Home Project,
    Ser A, RB (A) (B) (C)
    1.700%, 10/01/29                       10,925           10,925
  Wisconsin State, Health &
    Educational Facilities
    Authority, Riverview Hospital
    Association Project, RB
    (A) (B) (C)
    1.720%, 10/01/30                        1,800            1,800
                                                       -----------
                                                            47,126
                                                       -----------
MULTI-STATE -- 2.4%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B) (C)
    2.550%, 10/01/12                        3,360            3,360
    2.350%, 10/01/12                          200              200
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-1, RB (A) (B) (C)
    1.810%, 05/01/28                       11,285           11,285
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-2, RB (A) (B) (C)
    1.810%, 12/10/14                       10,165           10,165
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser A, COP (A) (B) (C)
    1.840%, 07/01/05                        1,830            1,830
  Northwestern Mutual Life
    Insurance, RB (A) (B) (C)
    7.620%, 02/01/09                          150              150
                                                       -----------
                                                            26,990
                                                       -----------
Total Municipal Bonds
  (Cost $1,157,787) ($ Thousands)                        1,157,787
                                                       -----------

Total Investments -- 101.7%
  (Cost $1,157,787) + ($ Thousands)                    $ 1,157,787
                                                       ===========

PERCENTAGES BASED ON NET ASSETS OF $1,138,284,743.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)   Securities are collateralized under an agreement from FHLB/FHLMC/FNMA &
      GNMA.
(E)   Security is escrowed to maturity.
(F)   Mandatory Put - the maturity date shown is the Put date.
ABAG  Association of Bay Area Governments
AMBAC American Municipal Bond Assurance Company
BAN   Bond Anticipation Note
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association FSA Financial Security Assistance GNMA Government National Mortgage Association
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
TA    Tax Allocation
TAW   Tax Anticipation Warrant
TRAN  Tax and Revenue Anticipation Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 101.0%
MASSACHUSETTS -- 98.5%
  Avon, BAN
    1.500%, 03/03/05                    $   2,500      $   2,503
  Boston, Water & Sewer
    Commission, Ser A, RB
    (A) (B) (C)
    1.580%, 11/01/24                        2,625          2,625
  Dracut, BAN
    2.500%, 01/28/05                        1,900          1,903
  Hull, BAN
    3.000%, 07/14/05                        2,000          2,016
  Marblehead, BAN
    3.000%, 08/19/05                        2,000          2,022
  Massachusetts Bay, Transportation
    Authority, Ser SG 156,
    RB (A) (B)
    1.730%, 07/01/30                        2,060          2,060
  Massachusetts State, Development
    Finance Agency, New England
    Deaconess Association Project,
    RB (A) (B) (C)
    1.650%, 06/01/34                        2,500          2,500
  Massachusetts State,
    Development Finance Agency,
    Belmont Day School Project,
    RB (A) (B) (C)
    1.670%, 07/01/31                        1,500          1,500
  Massachusetts State,
    Development Finance Agency,
    Cardinal Cushing Centers
    Project, RB (A) (B) (C)
    1.680%, 02/01/33                        2,900          2,900
  Massachusetts State,
    Development Finance Agency,
    Draper Laboratory Issue, RB,
    MBIA (A) (B)
    1.660%, 06/01/30                        1,500          1,500
  Massachusetts State,
    Development Finance Agency,
    Marino Foundation Project,
    RB (A) (B) (C)
    1.690%, 07/01/21                        2,000          2,000
  Massachusetts State,
    Development Finance Agency,
    Meadowbrook School Issue,
    RB (A) (B) (C)
    1.670%, 08/01/30                          400            400
  Massachusetts State,
    Development Finance Agency,
    Scandinavian Living Center
    Project, RB (A) (B) (C)
    1.780%, 11/01/28                        2,385          2,385
  Massachusetts State,
    Development Finance Agency,
    Smith College Project,
    RB (A) (B)
    1.660%, 07/01/29                        1,600          1,600
  Massachusetts State,
    Development Finance Agency,
    Ursuline Academy Dedham
    Project, RB (A) (B) (C)
    1.670%, 05/01/32                        1,700          1,700
  Massachusetts State,
    Development Finance Agency,
    Wentworth Institute Project,
    RB, AMBAC (A) (B)
    1.670%, 10/01/30                        1,000          1,000

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State,
    Development Finance Agency,
    Contemporary Art Project,
    Ser A, RB (A) (B) (C)
    1.670%, 07/01/34                    $   2,000      $   2,000
  Massachusetts State, Federal
    Highway Authority, RB (A) (B)
    1.680%, 06/15/09                        2,500          2,500
  Massachusetts State, Health &
    Educational Facilities
    Authority, Berklee College of
    Music Project, Ser D, RB,
    MBIA (A) (B)
    1.590%, 10/01/27                        1,500          1,500
  Massachusetts State, Health &
    Educational Facilities
    Authority, Emmanuel College
    Project, RB (A) (B) (C)
    1.660%, 07/01/33                        1,500          1,500
  Massachusetts State, Health &
    Educational Facilities
    Authority, Falmouth Assisted
    Living Project, Ser A,
    RB (A) (B) (C)
    1.640%, 11/01/26                        1,600          1,600
  Massachusetts State, Health &
    Educational Facilities
    Authority, Merlots Project,
    Ser A14, RB (A) (B)
    1.730%, 07/01/32                        1,000          1,000
  Massachusetts State, Health &
    Educational Facilities
    Authority, St. Ann's Home
    Project, Ser A, RB (A) (B) (C)
    2.000%, 03/01/22                        1,425          1,425
  Massachusetts State, Health &
    Educational Facilities
    Authority, University of
    Massachusetts Project, Ser A,
    RB (A) (B) (C)
    1.620%, 11/01/30                        2,000          2,000
  Massachusetts State, Health &
    Educational Facilities
    Authority, Williams College
    Issue, Ser E, RB (A) (B)
    1.670%, 08/01/14                        2,050          2,050
  Massachusetts State, Housing
    Finance Agency, Ser F, RB,
    FSA (A) (B)
    1.650%, 12/01/37                        1,000          1,000
  Massachusetts State, Housing
    Finance Authority,
    Multi-Family Housing Project,
    Ser A, RB (A) (B) (D)
    1.650%, 01/15/10                        1,625          1,625
  Massachusetts State, Industrial
    Finance Agency, Goddard House
    Project, Ser 1995, RB (A) (B) (C)
    1.690%, 11/01/25                        1,715          1,715
  Massachusetts State, Ser A63,
    GO, FGIC (A) (B)
    1.730%, 01/01/22                        1,495          1,495
  Massachusetts State, Turnpike
    Authority, Ser 334, RB, MBIA
    (A) (B)
    1.670%, 01/01/37                        1,500          1,500
  Massachusetts State, Water
    Resource Authority, Ser B, RB
    (A) (B) (C)
    1.600%, 08/01/28                        1,500          1,500


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Water
    Resources Authority, Ser D,
    RB, FGIC (A) (B)
    1.640%, 11/01/26                    $     500      $     500
  Pembroke, BAN
    3.000%, 08/04/05                        2,500          2,524
                                                       ---------
                                                          58,048
                                                       ---------
PUERTO RICO -- 2.5%
  Puerto Rico, Electric Power
    Authority, Ser A40, RB, MBIA
    (A) (B)
    1.710%, 07/01/23                          590            590
  Puerto Rico, Electric Power
    Authority, Ser B, RB (A) (B)
    1.710%, 07/01/20                          900            900
                                                       ---------
                                                           1,490
                                                       ---------
Total Municipal Bonds
  (Cost $59,538) ($ Thousands)                            59,538
                                                       ---------
Total Investments -- 101.0%
  (Cost $59,538) + ($ Thousands)                       $  59,538
                                                       =========

PERCENTAGES BASED ON NET ASSETS OF $58,956,737.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)   Securities are collateralized under an agreement from FNMA
AMBAC American Municipal Bond Assurance Company
BAN   Bond Anticipation Note
FGIC  Financial Guaranty Insurance Company
FNMA  Federal National Mortgage Association
FSA   Financial Security Assistance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 103.8%
PENNSYLVANIA -- 103.8%
  Allegheny County, Hospital
    Development Authority,
    Presbyterian University
    Hospital Project, Ser B-2, RB
    (A) (B) (C)
    1.680%, 03/01/18                    $     715      $     715
  Allegheny County, Industrial
    Development Authority,
    Parkway Center Project, Ser A,
    RB (A) (B) (C)
    1.710%, 05/01/09                        1,540          1,540
  Allegheny County, Industrial
    Development Authority,
    Pittsburgh Theological
    Society Project, RB (A) (B) (C)
    1.050%, 08/01/31                        1,500          1,500
  Allegheny County, Industrial
    Development Authority, Sacred
    Heart High School Project, RB
    (A) (B) (C)
    1.740%, 06/01/22                          500            500
  Berks County, Industrial
    Development Authority, Kutztown
    University Foundation Project,
    RB (A) (B) (C)
    1.680%, 01/01/29                          545            545
  Berks County, Industrial
    Development Authority, Rilsan
    Industrial Project, RB (A) (B) (C)
    1.700%, 12/01/04                        1,400          1,400
  Bucks County, Ser A, TRAN
    2.000%, 12/31/04                          500            500
  Chartiers Valley, Industrial &
    Commercial Development
    Authority, Asbury Place
    Project, Ser A, RB (A) (B) (C)
    1.700%, 12/01/26                        1,000          1,000
  Cumberland County, Municipal
    Authority, Presbyterian Homes
    Project, Ser B, RB (A) (B) (C)
    1.670%, 12/01/32                        1,100          1,100
  Cumberland County, Municipal
    Authority, Wesley Affiliated
    Services Project, Ser C, RB
    (A) (B) (C)
    1.670%, 01/01/37                          215            215
  Dallastown, Area School
    District Authority, GO, FGIC
    (A) (B)
    1.730%, 05/01/20                        1,345          1,345
  Delaware County, Industrial
    Development Authority, BP Oil
    Project, RB (A) (B)
    1.670%, 12/01/09                        1,500          1,500
  Delaware County, Industrial
    Development Authority, The
    Agnes Irwin School Project,
    RB (A) (B) (C)
    1.650%, 10/01/33                          980            980
  Delaware Valley, Regional
    Finance Authority, RB (A) (B)
    1.720%, 07/01/27                        1,500          1,500
  Erie County, Hospital
    Authority, Ser 820, RB, MBIA
    (A) (B)
    1.710%, 07/01/22                        1,400          1,400

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Harrisburg, Water Authority,
    Ser B, RB, FSA (A) (B)
    1.730%, 07/15/17                    $   1,000      $   1,000
  Kennett, School District, GO,
    FGIC Pre-Refunded @ 100 (D)
    5.750%, 02/15/05                          500            505
  Lampeter Strasburg, School
    District, Ser A, GO, FSA (A) (B)
    1.710%, 06/01/19                        1,500          1,500
  Lancaster, Higher Education
    Authority, Franklin &
    Marshall College Project,
    RB (A) (B)
    1.780%, 04/15/27                        1,600          1,600
  Lehigh County, General Purpose
    Authority, Phoebe-Devitt Homes
    Project, Ser B, RB (A) (B) (C)
    1.680%, 05/15/21                          435            435
  Montgomery County,
    Redevelopment Authority,
    Kingswood Apartments Project,
    Ser A, RB (A) (B)
    1.620%, 08/15/31                          800            800
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A) (B)
    1.740%, 02/15/27                        1,500          1,500
  North Wales, Water Authority, RB
    2.750%, 10/01/05                        1,750          1,765
  Northampton County, Higher
    Education Authority,
    Lafayette College Project,
    Ser B, RB (A) (B) (C)
    1.620%, 11/01/28                        1,200          1,200
  Northampton County, Industrial
    Development Authority, Kirkland
    Village Project, RB (A) (B) (C)
    1.670%, 11/01/30                          900            900
  Northampton County, Industrial
    Development Authority,
    Moravian Academy Project, RB
    (A) (B) (C)
    1.700%, 02/01/18                        1,000          1,000
  Pennsylvania State, Economic
    Development Financing
    Authority, Philadelphia Area
    Project, Ser J-3, RB (A) (B) (C)
    1.720%, 11/01/30                          900            900
  Pennsylvania State, Higher
    Education Facilities
    Authority, Association of
    Independent Colleges Project,
    Ser I-3, RB (A) (B) (C)
    1.950%, 11/01/31                        1,000          1,000
  Pennsylvania State, Higher
    Education Facilities
    Authority, Lebanon Valley
    College Project, Ser D3,
    RB (A) (B) (C)
    1.400%, 05/01/19                        1,100          1,100
  Pennsylvania State, Higher
    Educational Facilities
    Authority, Drexel University,
    Ser B, RB (A) (B) (C)
    2.250%, 05/01/32                        1,000          1,001
  Pennsylvania State, Ser A07,
    GO, FGIC (A) (B)
    1.740%, 02/01/14                          995            995


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Tax Free Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Childrens Hospital
    Project, Ser A, RB (A) (B)
    1.670%, 02/15/14                    $   1,300      $   1,300
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Philadelphia
    School Project, Ser A-3, RB
    (A) (B) (C)
    1.690%, 03/01/19                        1,200          1,200
  Philadelphia, Hospital & Higher
    Education Facilities
    Authority, Temple East
    Project, Ser B, RB (A) (B) (C)
    1.690%, 06/01/14                        1,225          1,225
  Philadelphia, Industrial
    Development Authority, Inglis
    House Project, RB (A) (B)
    1.900%, 05/01/17                        1,500          1,500
  Philadelphia, Industrial
    Development Authority, School
    for the Deaf Project, RB (A) (B) (C)
    1.730%, 11/01/32                        1,000          1,000
  Philadelphia, Redevelopment
    Authority, Rivers Edge
    Project, RB (A) (B) (C)
    1.850%, 12/01/09                        1,400          1,400
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser C, RB, AMBAC
    (A) (B)
    1.680%, 12/01/20                          600            600
  Union County, Higher Education
    Facilities, Bucknell
    University Project, Ser B,
    RB (A) (B)
    1.630%, 04/01/22                          200            200
  Wilkins, Industrial Development
    Authority, Fairview Extended
    Project, Ser B, RB (A) (B) (C)
    1.650%, 01/01/21                          500            500
  York, General Pooled Financing
    Authority, Sub-Ser A, RB,
    AMBAC (A) (B)
    1.680%, 09/01/26                        1,100          1,100
                                                       ---------
Total Municipal Bonds
  (Cost $42,966) ($ Thousands)                            42,966
                                                       ---------
Total Investments -- 103.8%
  (Cost $42,966) + ($ Thousands)                       $  42,966
                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $41,384,600.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security - the maturity date shown is the pre-refunded date. AMBAC American Municipal Bond Assurance Company
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assistance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
TRAN  Tax and Revenue Anticipation Note

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%
ALABAMA -- 1.1%
  Alabama State, Private Colleges
    & Universities, Tuskegee
    University Project, Ser A,
    RB, Radian Insured
    Callable 09/01/06 @ 102
    5.700%, 09/01/10                    $     825           $875
    5.700%, 09/01/11                          870            922
  Alabama State, Special Care
    Facilities Financing
    Authority, Charity Obligation
    Group Project, Ser A, RB (E)
    5.000%, 11/01/06                        2,700          2,838
  Alabama State, Water Pollution
    Control Authority, Revolving
    Fund Loan, Ser B, RB, AMBAC
    5.250%, 08/15/10                        2,000          2,216
  Montgomery, BMC Special Care
    Facilities, Baptist Health
    Project, Ser A-2, RB, MBIA (G)
    0.750%, 11/15/13                        3,000          2,820
                                                       ---------
                                                           9,671
                                                       ---------
ALASKA -- 1.3%
  Alaska State, Energy & Power
    Authority, Bradley Lake
    Project, Ser 3, RB, FSA
    6.000%, 07/01/12                        3,980          4,572
  Alaska State, Energy & Power
    Authority, Bradley Lake
    Project, Ser 4, RB, FSA
    6.000%, 07/01/14                        2,920          3,373
  Alaska State, Housing Finance
    Authority, General Mortgage
    Project, Ser A, RB, MBIA
    5.100%, 12/01/06                        1,805          1,847
  Alaska State, Housing Finance
    Authority, Ser A-1, RB
    Callable 06/01/09 @ 100
    6.000%, 06/01/15                        1,940          2,025
                                                       ---------
                                                          11,817
                                                       ---------
ARIZONA -- 3.5%
  Arizona State, School
    Facilities Board, State School
    Improvements Project, RB
    5.500%, 07/01/10                        3,000          3,371
  Arizona State, Transportation
    Board, Sub-Ser A, RB
    6.000%, 07/01/08                        6,000          6,693
  Maricopa County, Community
    College Project, GO
    5.000%, 07/01/10                        2,000          2,190
  Mesa, Utility Systems
    Authority, RB, FGIC
    7.125%, 07/01/11                        7,000          8,571
    6.500%, 07/01/11                        3,865          4,591
    5.250%, 07/01/17                        3,000          3,368

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pima County, Unified School
    District No. 1, GO, FSA
    Callable 07/01/12 @ 100
    4.750%, 07/01/14                    $   3,000      $   3,187
                                                       ---------
                                                          31,971
                                                       ---------
ARKANSAS -- 0.2%
  Arkansas State, Development
    Finance Authority, Mortgage
    Backed Securities Program,
    Ser A, RB
    Callable 01/01/11 @ 100 (F)
    4.700%, 07/01/16                        1,605          1,635
                                                       ---------
CALIFORNIA -- 13.8%
  Anaheim, Public Lease Financing
    Authority, Public
    Improvements Project, Ser C,
    RB, FSA
    6.000%, 09/01/13                        2,325          2,748
  California State, Economic
    Development Authority, Ser A,
    GO
    5.250%, 07/01/12                        1,500          1,678
    5.250%, 07/01/14                        3,000          3,360
    5.000%, 07/01/08                        4,000          4,335
    5.000%, 01/01/09                        5,000          5,425
  California State, Economic
    Development Authority, Ser B,
    GO (A) (B)
    5.000%, 07/01/23                        3,000          3,240
    3.500%, 07/01/23                        3,800          3,904
  California State, GO
    6.600%, 02/01/09                        1,000          1,136
    5.250%, 02/01/11                        2,000          2,201
    5.000%, 02/01/12                        4,000          4,340
    5.000%, 02/01/12                        9,500         10,308
    5.000%, 10/01/12                       12,425         13,566
  California State, GO
    Callable 08/01/13 @ 100
    5.250%, 02/01/14                        4,000          4,393
  California State, GO Partially
    Pre-Refunded @ 100 (D)
    6.250%, 04/01/05                          480            486
  California State, GO Partially
    Pre-Refunded @ 101 (D)
    5.250%, 06/01/06                          840            882
  California State, GO, AMBAC
    6.300%, 09/01/10                        2,000          2,337
    5.000%, 02/01/14                        1,000          1,096
  California State, Health
    Facilities Finance Authority,
    Sisters of Providence
    Project, RB
    5.500%, 10/01/05                        1,100          1,130
  California State, Housing
    Finance Agency, Home Mortgage
    Project, Ser F, RB, MBIA
    Callable 08/01/08 @ 101
    5.000%, 02/01/11                        2,000          2,061
  California State, Housing
    Finance Agency, Home Mortgage
    Project, Ser Q, RB, MBIA
    Callable 08/01/07 @ 102
    5.850%, 08/01/16                        2,135          2,241


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  California State, Housing
    Finance Agency, Single-Family
    Mortgage Project, Ser C-4-Cl I, RB
    Callable 08/01/07 @ 101.5 (F)
    5.050%, 02/01/17                    $     995      $     999
  California State, Public Works
    Board, Community Colleges
    Project, Ser A, RB
    5.500%, 12/01/10                        2,475          2,756
  California State, Public Works
    Board, Department of Corrections
    Project, Ser B, RB
    5.250%, 01/01/13                        2,000          2,187
  California State, Water
    Department Authority, Central
    Valley Project, Ser Q, RB
    6.000%, 12/01/10                        2,955          3,424
  California State, Water
    Department Authority, Central
    Valley Project, Ser Q, RB (E)
    6.000%, 12/01/10                        2,195          2,559
  California State, Water
    Department Authority, Ser A, RB
    5.500%, 05/01/09                        2,000          2,201
  California Statewide,
    Communities Development
    Authority, Equity Residential
    Project, Ser C, RB (A) (B)
    5.200%, 12/01/29                        2,750          2,905
  California Statewide,
    Communities Development
    Authority, Kaiser Permanente
    Project, Ser D, RB (A) (B)
    4.350%, 11/01/36                        2,450          2,535
  California Statewide,
    Communities Development
    Authority, Kaiser Permanente
    Project, Ser I, RB (A) (B)
    3.450%, 04/01/35                        3,000          2,940
  Golden State, Tobacco
    Securitization Project,
    Ser 2003-A-1, RB
    Callable 06/01/13 @ 100
    5.000%, 06/01/21                       11,245         11,280
  Kings River, Conservation
    District, Peaking Project, COP
    5.000%, 05/01/12                        2,300          2,467
  Los Angeles County, Capital
    Asset Leasing Project, RB, AMBAC
    6.000%, 12/01/06                        1,000          1,073
  Mojave, Water Agency,
    Improvement District, Morongo
    Basin Project, GO, FGIC
    Callable 09/01/06 @ 102
    5.600%, 09/01/12                        1,000          1,080
  Northern California, Tobacco
    Securitization Authority,
    Asset Backed Bonds, Ser B, RB
    Callable 06/01/11@ 100
    4.375%, 06/01/21                        2,250          2,236
  Orange County, Ser A, COP, MBIA
    Callable 07/01/06 @ 102
    5.800%, 07/01/16                        1,000          1,072
  Oroville, Hospital Project, Ser A,
    RB Callable 12/01/05 @ 102
    5.500%, 12/01/06                        1,000          1,048

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Southern California,
    Metropolitan Water District,
    Ser B, RB
    5.000%, 07/01/14                    $   3,800         $4,194
  Temecula Valley, Unified School
    District, GO, FSA
    5.250%, 08/01/15                        2,000          2,245
  Torrance, Redevelopment Agency,
    Senior Lien, Ser C, TA, MBIA
    5.000%, 09/01/08                        1,585          1,726
  University of California, Ser A,
    RB, AMBAC
    5.000%, 05/15/13                        5,500          6,071
                                                       ---------
                                                         127,865
                                                       ---------
COLORADO -- 0.7%
  Colorado State, Department of
    Transportation, RAN, AMBAC
    6.000%, 06/15/10                        3,000          3,439
  Colorado State, Healthcare
    Facilities Authority,
    Catholic Health Initiatives
    Project, Ser A, RB
    5.500%, 12/01/06                        1,000          1,055
    5.500%, 12/01/07                        1,000          1,082
  Colorado State, Housing Finance
    Authority, Single-Family
    Housing Project, Ser C-3, RB
    Callable 11/01/07 @ 105
    6.750%, 05/01/17                          135            141
  Colorado State, Housing Finance
    Authority, Single-Family
    Housing Project, Sub-Ser C, RB
    Callable 08/01/11 @ 102
    4.875%, 08/01/13                          665            684
                                                       ---------
                                                           6,401
                                                       ---------
CONNECTICUT -- 0.1%
  Connecticut State, Special Tax
    Obligation, Ser B, RB
    6.125%, 09/01/12                        1,100          1,277
                                                       ---------
DISTRICT OF COLUMBIA -- 1.0%
  District of Columbia,
    Convention Center Project,
    Senior Lien, RB, AMBAC
    5.250%, 10/01/12                        3,000          3,263
  District of Columbia, Ser A-1,
    GO, MBIA
    6.500%, 06/01/09                        1,085          1,243
  District of Columbia, Ser B,
    GO, MBIA
    6.000%, 06/01/11                        4,420          5,074
                                                       ---------
                                                           9,580
                                                       ---------
FLORIDA -- 3.9%
  Dade County, Ser CC, GO, AMBAC
    7.125%, 10/01/08                        1,470          1,726
  Florida State, Board of
    Education, Capital Outlay
    Project, Ser F, GO
    Pre-Refunded @ 101 (D)
    5.600%, 06/01/06                        4,890          5,190


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Florida State, Department of
    General Services, Facilities
    Pool, Ser A, RB, FSA
    5.250%, 09/01/11                    $   5,000      $   5,572
  Florida State, Division of
    Finance Board, Environmental
    Protection Project, RB, FSA
    6.000%, 07/01/13                        3,490          4,088
  Florida State, Housing Finance
    Authority, Homeowner Mortgage
    Project, Ser 1, RB, FSA
    Callable 07/01/10 @ 100
    5.750%, 01/01/17                          350            353
  Florida State, St. Johns River
    Project, Issue No. 2, 17th
    Ser, RB
    5.250%, 10/01/09                        3,000          3,308
  Hillsborough County, Aviation
    Authority, Tampa
    International Airport
    Project, Ser A, RB, FSA
    5.500%, 10/01/09                        4,820          5,372
  Key West, Electric Utilities
    Board, RB, AMBAC
    6.000%, 10/01/11                        5,990          6,955
  Palm Beach County, Solid Waste
    Authority, Ser A, RB, AMBAC
    6.000%, 10/01/08                        3,300          3,691
                                                       ---------
                                                          36,255
                                                       ---------
GEORGIA -- 3.8%
  Atlanta, Water & Wastewater
    Authority, RB, FSA
    5.250%, 11/01/14                        2,000          2,240
  Georgia State, Municipal Electric
    Power Authority, RB, MBIA
    6.500%, 01/01/12                        3,235          3,745
  Georgia State, Municipal Electric
    Power Authority, Ser DD, RB, AMBAC
    7.000%, 01/01/08                        4,500          5,080
  Georgia State, Ser C, GO
    6.250%, 08/01/13                        4,000          4,774
    6.000%, 07/01/10                        2,610          2,998
  Georgia State, Ser D, GO
    6.700%, 08/01/10                        3,600          4,253
    6.300%, 11/01/09                        4,100          4,738
  Metropolitan Atlanta, Rapid
    Transit Authority, Ser E, RB
     Callable 09/27/04 @ 100 (E)
    7.000%, 07/01/11                        4,000          4,736
  Savannah, Hospital Authority,
    St. Joseph's Health Systems
    Project, Ser B, RB, FSA
    Callable 01/01/09 @ 101
    5.250%, 07/01/09                        2,625          2,868
                                                       ---------
                                                          35,432
                                                       ---------
HAWAII -- 0.6%
  Hawaii State, Ser CZ, GO, FSA
    Pre-Refunded @ 100 (D)
    5.250%, 07/01/12                        5,000          5,613
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
IDAHO -- 0.5%
  Idaho State, Healthcare
    Facilities Authority, St.
    Lukes Medical Center Project,
    RB, FSA (A) (B)
    1.640%, 07/01/30                    $   4,300      $   4,300
                                                       ---------
ILLINOIS -- 5.7%
  Chicago, Board of Education,
    School Reform Project, GO,
    MBIA Pre-Refunded @ 102 (D)
    6.000%, 12/01/06                        1,550          1,694
  Chicago, Board of Education,
    School Reform Project, Ser A,
    GO, FGIC
    5.250%, 12/01/17                        2,330          2,609
  Chicago, Metropolitan Water
    Reclamation District, GO
    6.500%, 12/01/07                        2,250          2,511
  Chicago, Metropolitan Water
    Reclamation District, Greater
    Chicago Capital Improvements
    Project, GO
    6.900%, 01/01/07                        3,500          3,723
  Chicago, Public Building
    Commerce Building, Chicago
    Transit Authority, RB, AMBAC
    5.000%, 03/01/13                        2,000          2,185
  Chicago, Ser A-2, GO, AMBAC
    6.125%, 01/01/12                        5,000          5,827
  Chicago, Tax Increment Allocation,
    Ser A, TA, AMBAC (G)
    4.150%, 12/01/07                        6,970          6,402
  Cook County, GO, MBIA (E)
    7.250%, 11/01/07                        2,000          2,115
  Illinois State, Development
    Financing Authority,
    Community Rehabilitation
    Providers Project, Ser A, RB
    5.700%, 07/01/07                        1,290          1,348
    5.600%, 07/01/05                        2,235          2,249
  Illinois State, Educational
    Facilities Authority, Loyola
    University Project, Ser A, RB (E)
    7.000%, 07/01/07                        4,585          4,987
  Illinois State, Health
    Facilities Authority,
    Centegra Health Systems
    Project, RB
    5.500%, 09/01/06                        2,375          2,469
  Illinois State, Health
    Facilities Authority, Condell
    Medical Center Project, RB
    6.000%, 05/15/10                        1,250          1,345
  Illinois State, Health
    Facilities Authority, Decatur
    Memorial Hospital Project, RB
    5.500%, 10/01/10                        1,050          1,148
    5.500%, 10/01/11                        1,150          1,255
  Illinois State, Metropolitan
    Pier & Exposition, McCormick
    Project, Ser A, RB, MBIA (G)
    4.090%, 12/15/16                        2,330          1,353
  Kane & DeKalb Counties, Unified
    School District No. 301, GO,
    AMBAC
    6.300%, 12/01/04                        1,440          1,440


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Lake County, Forest
    Preservation District, GO (G)
    2.600%, 12/01/07                    $   4,000      $   3,670
  University of Illinois,
    Auxiliary Facilities System,
    Ser A, RB, AMBAC
    5.500%, 04/01/14                        2,000          2,260
  University of Illinois,
    Auxiliary Facilities System,
    Ser B, RB, FGIC
    5.500%, 04/01/15                        1,635          1,850
                                                       ---------
                                                          52,440
                                                       ---------
INDIANA -- 2.1%
  Hammond, Multi-School Building
    Authority, First Mortgage
    Project, RB, MBIA (E)
    6.000%, 01/15/06                        1,740          1,779
  Indiana State, Health
    Facilities Financing
    Authority, Clarian Health
    Hospital Project, Ser B, RB
    (A) (B)
    1.700%, 03/01/30                        7,500          7,500
  Indiana State, Housing Finance
    Authority, Ser A, RB
    Callable 03/27/05 @ 100 (F)
    6.600%, 07/01/05                          360            361
  Indiana State, Office Building
    Commission, State Office
    Building II Facilities
    Project, Ser D, RB
    6.900%, 07/01/11                        5,650          6,473
  Indianapolis, Thermal Energy
    Systems Project, Ser A, RB,
    MBIA Callable 10/01/11 @ 101
    5.500%, 10/01/12                        2,860          3,207
                                                       ---------
                                                          19,320
                                                       ---------
IOWA -- 0.4%
  Muscantine, Electric Authority,
    Ser A, RB, AMBAC
    5.500%, 01/01/09                        3,725          4,101
                                                       ---------
KANSAS -- 1.1%
  Kansas State, Department of
    Transportation Highway
    Authority, Ser B-1, RB (A) (B)
    1.640%, 09/01/20                          100            100
  Kansas State, Department of
    Transportation Highway
    Authority, Ser B-2, RB (A) (B)
    1.640%, 09/01/20                        2,000          2,000
  Wyandotte County, Unified
    Government Authority,
    Ser 2004, RB, AMBAC
    Callable 09/01/14 @ 105
    5.650%, 09/01/15                        7,245          8,350
                                                       ---------
                                                          10,450
                                                       ---------
LOUISIANA -- 1.0%
  De Soto Parish, Pollution
    Control Authority,
    International Paper Projects,
    Ser A, RB
    5.000%, 10/01/12                        2,600          2,736

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Jefferson Parish, Hospital
    Service Authority, District
    No. 2, RB, FGIC Callable
    12/01/05 @ 100
    5.250%, 12/01/15                    $   5,450      $   5,606
  Louisiana State, Housing
    Finance Authority,
    Single-Family Mortgage
    Housing Project, Ser A-1, RB
    Callable 12/01/07 @ 104 (F)
    6.650%, 06/01/15                          860            899
                                                       ---------
                                                           9,241
                                                       ---------
MAINE -- 0.1%
  Maine State, Housing Authority,
    Mortgage Purchase Project,
    Ser D-1, RB
    4.850%, 11/15/06                        1,000          1,040
                                                       ---------
MASSACHUSETTS -- 4.8%
  Massachusetts Bay,
    Transportation Authority,
    General Transportation System
    Project, Ser A, RB
    5.500%, 03/01/12                        3,300          3,674
  Massachusetts Bay,
    Transportation Authority,
    Ser C, RB
    5.250%, 07/01/13                        1,500          1,672
  Massachusetts State,
    Consolidated Loan, Ser C, GO,
    AMBAC (E)
    5.000%, 08/01/10                        5,000          5,475
  Massachusetts State,
    Construction Loan, Ser A, RB
    5.250%, 08/01/13                        3,000          3,334
  Massachusetts State,
    Construction Loan, Ser B, GO,
    FSA Pre-Refunded @ 100 (D)
    5.500%, 03/01/12                        4,000          4,510
  Massachusetts State,
    Construction Loan, Ser E, GO,
    FSA Pre-Refunded @ 100 (D)
    5.250%, 01/01/13                        3,075          3,413
  Massachusetts State, Development
    Finance Agency, Biomedical
    Research Project, Ser C, RB
    Callable 08/01/10 @ 101
    6.000%, 08/01/11                        1,000          1,108
  Massachusetts State, Health &
    Educational Facilities
    Authority, Lowell General
    Hospital Project, Ser B, RB, FSA
    Callable 06/01/07 @ 102
    5.250%, 06/01/11                        1,585          1,697
  Massachusetts State, Housing
    Finance Agency, Single-Family
    Housing Project, Ser 44, RB
    Callable 06/01/05 @ 102
    5.900%, 12/01/13                          265            270
  Massachusetts State, Municipal
    Wholesale Electric Project
    No. 6-A, RB, MBIA
    5.500%, 07/01/09                        4,000          4,410
  Massachusetts State, Ser A, GO,
    MBIA
    5.500%, 02/01/08                        3,000          3,262
  Massachusetts State, Ser C, GO,
    FSA
    5.500%, 12/01/17                        3,000          3,409


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Water
    Resources Authority, Ser A,
    RB, FGIC
    6.125%, 08/01/11                    $   1,500      $   1,748
  Massachusetts State, Water
    Resources Authority, Ser B,
    RB, FGIC (A) (B)
    1.650%, 08/01/31                        3,900          3,900
  Massachusetts State, Water
    Resources Authority, Ser D,
    RB, MBIA
    5.500%, 08/01/10                        2,000          2,240
                                                       ---------
                                                          44,122
                                                       ---------
MICHIGAN -- 3.0%
  Detroit, Convention Facilities,
    Cobo Hall Project, RB, MBIA
    5.000%, 09/30/12                        2,000          2,192
  Grand Haven, Electric
    Authority, RB, MBIA
    5.500%, 07/01/16                        6,960          7,947
  Greater Detroit, Resource
    Recovery Authority, Ser B,
    RB, AMBAC
    6.250%, 12/13/07                        2,000          2,216
  Kent, Hospital Finance
    Authority, Spectrum Health
    Project, Ser A, RB
    5.250%, 01/15/07                        1,975          2,068
  Michigan State, Environmental
    Protection Program, GO
    6.250%, 11/01/12                        3,000          3,470
  Michigan State, Underground
    Storage Project, Ser I, RB,
    AMBAC Pre-Refunded @ 101 (D)
    6.000%, 05/01/06                        3,600          3,829
  University of Michigan,
    Hospital Project, RB
    5.000%, 12/01/07                        5,450          5,869
                                                       ---------
                                                          27,591
                                                       ---------
MISSISSIPPI -- 0.1%
  Mississippi State, Hospital
    Equipment & Facilities
    Authority, Rush Medical
    Foundation Project, Ser A, RB
    5.400%, 01/01/07                          640            670
  Mississippi State,
    Single-Family Housing
    Authority, Ser D, Cl 6,
    RB (A) (B) (F)
    6.650%, 07/01/12                          465            496
                                                       ---------
                                                           1,166
                                                       ---------
MISSOURI -- 0.2%
  Missouri State, Health &
    Educational Facilities
    Authority, Washington
    University Project, Ser B,
    RB (A) (B)
    1.670%, 03/01/40                        2,100          2,100
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
NEW JERSEY -- 3.2%
  Gloucester County, Solid Waste
    Improvement Authority, Waste
    Management Project, Ser A,
    RB (A) (B)
    6.850%, 12/01/29                    $   2,000      $   2,255
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction
    Project, Ser I, RB
    5.500%, 09/01/15                        3,110          3,495
  New Jersey State, Educational
    Facilities Authority, Higher
    Education Capital Improvements
    Project, Ser B, RB
    5.750%, 09/01/10                        4,220          4,780
  New Jersey State,
    Transportation Authority,
    Federal Transportation
    Administration Grants, Ser B,
    COP, AMBAC
    5.500%, 09/15/12                        4,000          4,486
  New Jersey State,
    Transportation Trust Funding
    Authority, Transportation
    Systems Project, Ser A, RB,
    AMBAC
    5.500%, 12/15/13                        5,000          5,694
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser A, RB, MBIA
    5.250%, 12/15/14                        2,000          2,197
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser B, RB, MBIA
    6.500%, 06/15/11                        4,000          4,735
  New Jersey State, Transportation
    Trust Funding Authority,
    Transportation Systems Project,
    Ser C, RB, FSA
    5.750%, 12/15/12                        1,500          1,722
                                                       ---------
                                                          29,364
                                                       ---------
NEW MEXICO -- 0.6%
  Jicarilla, Apache Nation
    Reservation Project, Ser A, RB
    5.000%, 09/01/11                        1,000          1,056
    5.000%, 09/01/13                        3,200          3,400
  New Mexico State, Mortgage
    Finance Authority,
    Single-Family Mortgage
    Program, Ser C-3, RB Callable
    01/01/07 @ 102 (F)
    5.950%, 07/01/28                          605            628
                                                       ---------
                                                           5,084
                                                       ---------
NEW YORK -- 16.8%
  Long Island, Power Authority,
    New York Electric Systems
    Project, Ser A, RB, AMBAC
    6.000%, 12/01/07                        6,000          6,617
  Nassau County, Tobacco Authority
    Asset Backed Project, Ser A, RB
    Callable 07/15/09 @ 101
    5.600%, 07/15/14                        2,835          2,853


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York City, Municipal
    Assistance Authority, Ser I, RB
    Callable 07/01/07 @ 102
    6.250%, 07/01/08                    $   2,000      $   2,237
  New York City, Ser B, GO
    7.250%, 08/15/07                        4,000          4,488
    5.500%, 08/01/11                        2,000          2,217
    5.500%, 08/01/12                        5,000          5,557
    5.250%, 08/01/11                        2,000          2,187
    5.250%, 08/01/12                        4,975          5,448
  New York City, Ser C, GO
    5.250%, 08/01/09                        2,665          2,905
    5.000%, 08/01/07                        7,000          7,435
  New York City, Ser D, GO, MBIA
    5.500%, 08/01/09                        5,000          5,544
  New York City, Ser G, GO
    5.500%, 08/01/09                        5,000          5,503
    5.000%, 08/01/11                        2,000          2,157
  New York City, Ser I, GO
    5.000%, 08/01/13                        2,000          2,152
  New York City, Ser I, GO, AMBAC
    5.750%, 03/15/07                          580            614
  New York City, Ser I, GO, AMBAC
    Pre-Refunded @ 101.5 (D)
    5.750%, 03/15/06                          420            446
  New York City, Ser J, GO
    Callable 08/01/07 @ 101
    6.125%, 08/01/11                        1,090          1,190
  New York City, Transitional
    Finance Authority, Future
    Secured Tax Project, Ser A,
    RB (A) (B)
    5.500%, 11/01/26                        3,000          3,356
  New York City, Transitional
    Finance Authority, Future
    Secured Tax Project, Ser C, RB
    5.500%, 02/01/09                          940          1,038
  New York City, Transitional
    Finance Authority, Future
    Secured Tax Project, Ser C, RB (E)
    5.500%, 02/01/09                          150            167
  New York State, Dormitory
    Authority, City University
    Construction Project, Ser A, RB
    5.000%, 07/01/07                        4,000          4,244
  New York State, Dormitory
    Authority, Department of
    Health Project, RB
    5.250%, 07/01/10                        3,040          3,333
  New York State, Dormitory
    Authority, New York Methodist
    Hospital Project, RB
    5.250%, 07/01/12                        1,575          1,715
    5.250%, 07/01/13                        1,760          1,914
    5.250%, 07/01/14                        1,855          2,013
  New York State, Dormitory
    Authority, Presbyterian
    Hospital Project, RB, AMBAC
    4.400%, 08/01/13                          360            367
  New York State, Dormitory
    Authority, Ser B, RB (A) (B)
    5.250%, 11/15/23                        9,600         10,489
    5.250%, 07/01/32                        4,275          4,692
  New York State, Dormitory
    Authority, Sound Shore
    Project, RB, MBIA
    4.350%, 02/01/08                          390            390

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York State, Dormitory
    Authority, State University
    Educational Facilities
    Project, RB, MBIA
    6.000%, 05/15/15                    $   4,000      $   4,561
  New York State, Dormitory
    Authority, State University
    Educational Facilities, Ser A,
    RB, MBIA
    5.500%, 05/15/13                        8,125          9,212
  New York State, Environmental
    Facilities Authority, New
    York City Water Project, RB
    5.750%, 06/15/12                          190            219
  New York State, Environmental
    Facilities Authority,
    Revolving Funds, RB, MBIA
    6.000%, 06/15/12                        3,250          3,762
  New York State, Environmental
    Facilities Authority, Ser A, RB
    5.000%, 03/15/12                        2,000          2,190
  New York State, Medical Care
    Facilities Finance Agency,
    Ser C, RB (E)
    5.200%, 08/15/05                           10             10
  New York State, Medical Care
    Facilities Finance Agency,
    St. Luke's Hospital Project,
    Ser A, RB (C)
    5.600%, 08/15/13                          990          1,037
  New York State, Mortgage
    Agency, Homeowner Mortgage
    Project, Ser 87, RB
    5.150%, 04/01/17                        1,940          1,972
  New York State, Tobacco Settlement
    Financing, Ser A-1, RB
    5.250%, 06/01/12                        1,525          1,581
  New York State, Tobacco Settlement
    Financing, Ser C-1, RB
    Callable 06/01/05 @ 100
    5.500%, 06/01/09                        6,050          6,147
  New York State, Urban
    Development, Capital
    Correctional Facilities
    Project, Ser A, RB, FSA
    6.500%, 01/01/10                        4,135          4,808
  New York State, Urban
    Development, Ser A, RB
    5.250%, 01/01/21                        2,750          2,977
    5.000%, 01/01/17                        1,175          1,267
  New York State, Urban
    Development, Ser A, RB, MBIA
    5.250%, 01/01/11                       18,000         19,980
  Tsasc, Inc., New York TFABS, Ser 1,
    RB Callable 07/15/09 @ 101
    5.750%, 07/15/15                        2,520          2,576
                                                       ---------
                                                         155,567
                                                       ---------
NORTH CAROLINA -- 2.3%
  Charlotte, Convention
    Facilities Project, Ser A, COP
    5.000%, 08/01/11                        2,000          2,187
    5.000%, 08/01/13                        7,300          7,994
  North Carolina State, Municipal
    Power Agency, RB, MBIA
    7.250%, 01/01/07                        2,000          2,197


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  North Carolina State, Municipal
    Power Agency, Ser A, RB
    5.000%, 01/01/05                    $   1,500      $   1,503
  North Carolina State, Municipal
    Power Agency, Ser A, RB, MBIA
    5.750%, 01/01/09                        6,850          7,632
  University of North Carolina,
    Chapel Hill Hospital Project,
    Ser A, RB (A) (B)
    1.640%, 02/15/31                          100            100
                                                       ---------
                                                          21,613
                                                       ---------
OHIO -- 1.0%
  Erie County, Hospital
    Facilities Authority,
    Firelands Regional Medical
    Center, Ser A, RB
    5.500%, 08/15/10                        1,000          1,075
  Lakewood, Hospital Improvements
    Authority, Lakewood Hospital
    Association Project, RB
    5.500%, 02/15/13                        2,500          2,719
  Ohio State, Common Schools,
    Capital Facilities Project,
    Ser B, GO
    5.500%, 09/15/13                        2,500          2,847
  Ohio State, GO
    6.100%, 08/01/12                        2,000          2,349
                                                       ---------
                                                           8,990
                                                       ---------
OKLAHOMA -- 0.3%
  Oklahoma State, Industrial
    Authority, Integris Baptist
    Church Project, Ser B, RB,
    MBIA (A) (B)
    1.680%, 08/15/29                        1,200          1,200
  Oklahoma State, Industrial
    Development Authority,
    Integris Baptist Health
    Systems Project, RB, AMBAC
    5.250%, 08/15/06                        1,255          1,317
                                                       ---------
                                                           2,517
                                                       ---------
OREGON -- 0.2%
  Cow Creek, Band Umpqua Tribe of
    Indians, Ser B, RB, AMBAC
    5.100%, 07/01/12                        1,900          1,943
                                                       ---------
PENNSYLVANIA -- 3.6%
  Delaware Valley, Regional
    Finance Authority, RB
    5.750%, 07/01/17                        3,000          3,451
    5.500%, 07/01/12                        5,925          6,554
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, Ser A, RB
    Callable 03/15/15 @ 100
    4.750%, 03/15/20                        2,500          2,434
  Montgomery County, Higher
    Education & Health Authority,
    Abington Memorial Hospital
    Project, Ser A, RB, AMBAC
    5.000%, 06/01/08                        1,000          1,076

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New Castle Area, Hospital
    Authority, Jameson Memorial
    Hospital, RB, MBIA
    5.500%, 07/01/08                    $   1,605      $   1,759
  Pennsylvania State, Higher
    Education Facilities
    Authority, Allegheny Delaware
    Valley Obligation, Ser A, RB,
    MBIA
    5.500%, 11/15/08                        1,000          1,076
  Pennsylvania State, Higher
    Education Facilities
    Authority, Waynesburg College
    Project, Ser J4, RB (A) (B) (C)
    3.300%, 05/01/32                        3,600          3,591
  Pennsylvania State, Housing
    Finance Agency, Single-Family
    Mortgage Project, RB
    Callable 10/01/06 @ 102 (F)
    5.300%, 10/01/07                        1,000          1,037
  Pennsylvania State, Industrial
    Development Authority, RB,
    AMBAC
    7.000%, 07/01/07                        1,000          1,112
  Philadelphia, School District,
    Ser B, GO, FGIC
    5.500%, 08/01/09                        4,400          4,890
  Sayre, Healthcare Facilities,
    Guthrie Health Project, Ser A, RB
    6.000%, 12/01/11                        3,420          3,772
  Scranton-Lackawanna, Health &
    Welfare Authority, Community
    Medical Center Project, RB, MBIA
    5.500%, 07/01/07                        2,585          2,779
  Westmoreland County, Municipal
    Authority, Special Obligation,
    GO (E)
    9.125%, 07/01/10                          110            124
                                                       ---------
                                                          33,655
                                                       ---------
RHODE ISLAND -- 0.5%
  Rhode Island State, Economic
    Development Authority, Ser A,
    GAN
    5.000%, 06/15/08                        3,655          3,940
  Rhode Island State, Housing &
    Mortgage Finance Authority,
    Homeownership Opportunity
    Project, Ser 25A, RB
    Callable 10/01/07 @ 101.5
    4.950%, 10/01/16                          835            841
                                                       ---------
                                                           4,781
                                                       ---------
SOUTH CAROLINA -- 2.0%
  Piedmont, Municipal Power
    Agency, South Carolina
    Electric, Ser A, RB, FGIC
    6.500%, 01/01/16                          800            977
  Piedmont, Municipal Power
    Agency, South Carolina
    Electric, Ser A, RB, FGIC (E)
    6.500%, 01/01/16                        1,020          1,263
  Richland County, International
    Paper Projects, Ser A, RB
    4.250%, 10/01/07                        5,150          5,311


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  South Carolina State, Hospital
    Facilities Authority, Medical
    University Project, RB
    Pre-Refunded @ 101 (D)
    5.625%, 07/01/09                    $   2,885      $   3,253
  South Carolina State, Housing
    Authority, Homeownership
    Mortgage Project, Ser A, RB
    Callable 07/01/05 @ 102
    6.375%, 07/01/16                          355            360
  South Carolina State,
    Transportation Infrastructure
    Authority, Ser A, RB, AMBAC
    5.000%, 10/01/11                        1,665          1,830
  South Carolina State,
    Transportation Infrastructure
    Bank, Ser B, RB, AMBAC
    5.250%, 10/01/15                        3,795          4,274
  Spartanburg County, School
    District No. 5, COP, MBIA
    Pre-Refunded @ 102 (D)
    5.400%, 07/01/05                        1,000          1,039
                                                       ---------
                                                          18,307
                                                       ---------
SOUTH DAKOTA -- 0.2%
  South Dakota State, Health &
    Educational Facilities
    Authority, McKennan Hospital
    Project, RB, MBIA
    6.000%, 07/01/08                        1,025          1,137
  South Dakota State, Health &
    Educational Facilities
    Authority, Prairie Healthcare
    Project, RB, ACA Insured
    5.200%, 04/01/08                          850            899
                                                       ---------
                                                           2,036
                                                       ---------
TENNESSEE -- 2.2%
  Hendersonville, Industrial
    Development Authority, Ashford
    83 Association Project, RB
    Callable 12/15/06 @ 102
    5.950%, 12/15/08                          855            887
  Memphis, General Improvements, GO
    5.250%, 11/01/13                        2,000          2,240
  Metropolitan Government Nashville
    & Davidson Counties, Cab
    Converter, RB, FGIC
    7.700%, 01/01/12                        5,000          6,118
  Metropolitan Nashville, Airport
    Authority, Improvements
    Project, Ser A, RB
    6.600%, 07/01/08                        2,000          2,265
  Shelby County, Health &
    Educational Facilities
    Authority, Baptist Memorial
    Healthcare, Ser A, RB (A) (B)
    5.000%, 09/01/20                        8,200          8,709
                                                       ---------
                                                          20,219
                                                       ---------
TEXAS -- 9.8%
  Austin, Utility Systems, RB,
    AMBAC
    6.750%, 11/15/12                       10,090         12,208

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Birdville, Independent School
    District, GO
    5.000%, 02/15/10                    $   2,300      $   2,504
  Carrollton, Farmers Branch
    Independent School District, GO
    5.500%, 02/15/11                        3,905          4,378
  Carrollton, Farmers Branch
    Independent School District,
    GO Callable 02/15/09 @ 100
    5.750%, 02/15/10                        1,605          1,776
  Cypress-Fairbanks, Independent
    School District, GO
    6.750%, 02/15/08                        1,000          1,127
  Deer Park, Independent School
    District, GO
    6.000%, 02/15/08                        2,000          2,209
  El Paso, GO, FSA
    5.500%, 08/15/08                        2,200          2,421
  Harris County, GO (E)
    6.000%, 12/15/11                        3,895          4,535
  Harris County, Health
    Facilities Development
    Authority, Christus Health
    Project, Ser A, RB, MBIA
    5.375%, 07/01/08                        3,845          4,163
  Harris County, Health
    Facilities Development
    Authority, Memorial Hospital
    Systems Project, Ser A, RB, MBIA
    6.000%, 06/01/09                        1,825          2,048
  Harris County, Toll Road Authority,
    Ser B-2, RB, FGIC (A) (B)
    5.000%, 08/15/21                        5,000          5,396
  Harris County, Toll Road
    Authority, Sub Lien, RB, FGIC
    6.000%, 08/01/12                        6,000          6,958
  Houston, Hotel Occupancy Tax &
    Special Revenue, Convention &
    Entertainment  Project, Ser B,
    RB, AMBAC
    5.500%, 09/01/09                        2,500          2,778
  Houston, Hotel Occupancy Tax &
    Special Revenue, Convention &
    Entertainment  Project, Ser B,
    RB, AMBAC (G)
    5.210%, 09/01/15                        5,500          3,406
  Houston, Ser C, GO
    7.000%, 03/01/08                        3,660          3,993
  Houston, Ser C, GO
    Pre-Refunded @ 100 (D)
    7.000%, 03/01/06                          340            360
  Northside, Independent School
    District, GO
    5.000%, 06/15/13                        2,270          2,477
  Northside, Independent School
    District, Ser A, GO
    5.000%, 02/15/12                        2,170          2,376
  Plano, Independent School
    District, GO
    5.000%, 02/15/09                        4,000          4,330
  San Antonio, Electric & Gas
    Authority, RB
    5.250%, 02/01/13                        5,000          5,563
  San Antonio, Electric & Gas
    Authority, Ser 2000, RB (E)
    5.750%, 02/01/11                        1,540          1,754


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  San Antonio, Water Authority, RB
    6.250%, 05/15/08                    $   1,000      $   1,114
  Southwest, Higher Education
    Authority, Southern Methodist
    University Project, RB, AMBAC
    5.250%, 10/01/10                        2,350          2,591
  Spring Branch, Independent
    School District, Ser A, GO
    5.000%, 02/01/09                        2,650          2,869
  Tarrant, Regional Water
    District Authority, RB, FSA
    5.000%, 03/01/11                        2,000          2,189
  Texas State, Municipal Power
    Agency, RB, MBIA (G)
    4.080%, 09/01/16                        5,985          3,525
  Texas State, Municipal Power
    Agency, RB, MBIA (E) (G)
    4.080%, 09/01/16                           15             9
  University of Texas, Financing
    Systems, Ser A, RB
    5.250%, 08/15/11                        1,750          1,944
                                                       ---------
                                                          91,001
                                                       ---------
UTAH -- 0.8%
  Salt Lake County, Hospital
    Authority, IHC Health
    Services Project, RB, AMBAC
    5.500%, 05/15/09                        1,000          1,103
  Utah State, Intermountain Power
    Agency Power Supply, Ser A,
    RB, MBIA
    6.000%, 07/01/08                        6,000          6,677
                                                       ---------
                                                           7,780
                                                       ---------
VIRGINIA -- 0.6%
  Virginia Commonwealth,
    Transportation Board, Federal
    Highway Project, RB
    5.000%, 10/01/09                        5,000          5,475
                                                       ---------
WASHINGTON -- 1.8%
  Clark County, Public Utility
    District Authority, RB, AMBAC
    5.500%, 01/01/11                        3,000          3,350
  Clark County, Public Utility
    District Authority, RB, FSA
    Callable 01/01/10 @ 100
    5.625%, 01/01/11                        1,500          1,658
  Washington State, Public Power
    Supply Systems Authority,
    Nuclear Project No. 2, Ser A, RB
    6.000%, 07/01/07                        3,850          4,181
  Washington State, Public Power
    Supply Systems Authority,
    Ser B, RB
    7.250%, 07/01/09                          120            135
  Washington State, Public Power
    Supply Systems Authority, Ser B,
    RB (E)
    7.250%, 07/01/09                        1,965          2,214
  Washington State, Ser B & Ser
    AT-7, GO
    6.250%, 06/01/10                        4,550          5,247
                                                       ---------
                                                          16,785
                                                       ---------

--------------------------------------------------------------------
                                      Face Amount     Market Value
Description                     ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------
WYOMING -- 0.2%
  Teton County, Hospital
    Authority, RB, ACA Insured
    Callable 12/01/08 @ 101
    5.800%, 12/01/17                    $   1,950      $   2,053
                                                       ---------
PUERTO RICO -- 3.8%
  Puerto Rico Commonwealth,
    Electric Power Authority,
    Ser QQ, RB
    5.500%, 07/01/16                        3,000          3,360
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser AA, RB
    5.000%, 07/01/07                        4,340          4,600
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Ser J, RB (A) (B)
    5.000%, 07/01/28                        2,500          2,672
  Puerto Rico Commonwealth,
    Public Finance Authority,
    Ser A, RB (A) (B) (C)
    5.750%, 08/01/27                       17,100         18,991
  Puerto Rico Commonwealth,
    Public Improvements Project,
    Ser C, GO (A) (B)
    6.000%, 07/01/13                        5,000          5,493
                                                       ---------
                                                          35,116
                                                       ---------
Total Municipal Bonds
  (Cost $892,039) ($ Thousands)                          915,674
                                                       ---------
TAX EXEMPT CORPORATE BOND -- 0.4%
  San Manuel Entertainment
    4.500%, 12/01/16                        4,000          3,949
                                                       ---------
Total Tax Exempt Corporate Bond
  (Cost $3,980) ($ Thousands)                              3,949
                                                       ---------

CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 50,895             51
Total Cash Equivalent
  (Cost $51) ($ Thousands)                                    51
                                                       ---------
Total Investments -- 99.3%
  (Cost $896,070) * ($ Thousands)                      $ 919,674
                                                       =========

PERCENTAGES BASED ON NET ASSETS OF $925,740,453.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)  Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(E)  Security is escrowed to maturity.
(F)  Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(G) Zero coupon bond. The rate shown is the effective yield at the time of purchase.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2004

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Agency
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GAN    Grant Anticipation Note
GNMA   Government National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance
RAN    Revenue Anticipation Note
RB     Revenue Bond
Ser    Series
SPA    Special Assessment
TA     Tax Allocation
TFABS  Tobacco Flexible Amortization Bonds
* At November 30, 2004, the tax basis cost of the Fund's investments was $896,070,160 and the unrealized appreciation and depreciation were $25,760,045 and ($2,156,047), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 99.9%
ALABAMA -- 3.6%
  Oxford, Sewer Warrants, RB,
    AMBAC Pre-Refunded @ 102 (D)
    5.750%, 09/01/06                    $   2,500      $   2,700
                                                       ---------
ALASKA -- 0.3%
  Anchorage, Ser A, GO, MBIA
    4.000%, 06/01/05                          200            202
                                                       ---------
ARIZONA -- 2.0%
  Arizona State, School Facilities
    Board, Ser B, COP,FSA
    5.000%, 09/01/06                        1,250          1,308
  Arizona State, Transportation
    Board, Maricopa County
    Regional Area Road Project, RB
    5.000%, 07/01/05                          175            178
                                                       ---------
                                                           1,486
                                                       ---------
CALIFORNIA -- 1.3%
  California State, Economic
    Development Authority, Ser A, GO
    3.000%, 07/01/06                          750            758
  California State, Public Works
    Board, Department of
    Corrections Project, Ser A, RB,
    AMBAC Pre-Refunded @ 102 (D)
    5.800%, 01/01/06                          200            212
                                                       ---------
                                                             970
                                                       ---------
COLORADO -- 2.3%
  Bowles, Metropolitan District,
    GO Pre-Refunded @ 102 (D)
    7.750%, 12/01/05                          500            536
  Colorado State, Single-Family
    Housing Authority, Cl AI-5, RB
    1.750%, 08/01/05                        1,000            997
  Willow Trace, Metropolitan
    District Authority, Ser A, GO
    (A) (B) (C)
    1.300%, 12/01/31                          200            200
                                                       ---------
                                                           1,733
                                                       ---------
DELAWARE -- 1.0%
  Delaware State, Economic
    Development Authority, School
    House Project, RB (A) (B) (C)
    1.850%, 12/01/15                          750            750
                                                       ---------
FLORIDA -- 3.5%
  Delray Beach, Decade of
    Excellence Program, GO, FSA
    3.000%, 02/01/05                          170            171
  Florida State, Board of
    Education, Public Education
    Project,
    Ser J, GO
    4.000%, 06/01/06                          200            205
  Jacksonville, Electric Authority,
    St. Johns River Issue, RB
    Callable 04/01/06 @ 101
    5.500%, 10/01/06                          200            210

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Tampa, Guaranteed Entitlement,
    RB, AMBAC
    6.000%, 10/01/06                    $   1,945      $   2,076
                                                       ---------
                                                           2,662
                                                       ---------
GEORGIA -- 0.1%
  Georgia State, Municipal
    Electric Power Authority,
    General Resolution Projects,
    Ser A, RB, MBIA
    6.000%, 01/01/05                          100            100
                                                       ---------
ILLINOIS -- 5.3%
  Central Lake County, Joint
    Action Project, Ser B18, RB,
    AMBAC   (A) (B)
    1.740%, 05/01/20                          900            900
  Chicago, Pre-refunded Project,
    Ser 1995, GO, FGIC (E)
    4.000%, 01/01/05                           10             10
  Chicago, Ser B, GO, FGIC (E)
    5.500%, 01/01/05                          485            486
  Du Page County, Stormwater
    Project, GO
    4.000%, 01/01/05                          600            601
  Illinois State, 1st Ser, GO
    5.500%, 08/01/07                          200            215
  Illinois State, Metropolitan
    Pier & Exposition Authority,
    McCormick Place Expansion
    Project, Ser A, RB
    5.000%, 06/15/06                          500            520
  Lombard County, Installment
    Contract Certificates, GO, MBIA
    4.750%, 07/01/07                          200            212
  Rockford, School District No. 205,
    GO, FGIC
    3.750%, 02/01/06                        1,000          1,018
                                                       ---------
                                                           3,962
                                                       ---------
INDIANA -- 13.4%
  Carmel, High School Building, First
    Mortgage Project, RB, MBIA
    3.250%, 01/15/06                        1,465          1,481
  Crawfordsville, Multi-family
    Housing, Autumn Woods Phase II
    Project, Ser B, RB (A) (B) (C)
    1.780%, 01/01/33                          995            995
  Hamilton, Southeastern
    Consolidated School Building,
    First Mortgage, RB, FSA
    3.000%, 01/15/07                        1,060          1,076
  Indianapolis, Industrial
    Development Authority, Joint
    & Clutch Service Project, RB
    (A) (B) (C)
    2.350%, 12/01/14                        1,000          1,000
  Purdue University, Student Fee
    Project, Ser O, RB
    3.650%, 07/01/06                        1,540          1,571
  Tippecanoe County, School
    District, GO, MBIA
    2.000%, 07/01/06                          800            796
  Zionsville County, BAN
    3.300%, 01/01/07                        1,000          1,002


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Zionsville County, School
    District, BAN
    1.900%, 07/01/05                    $   2,150      $   2,143
                                                       ---------
                                                          10,064
                                                       ---------
IOWA -- 0.5%
  Iowa State, Higher Education
    Loan Authority, Private
    Colleges Facilities,
    Morningside College Project,
    RB (A) (B) (C)
    1.720%, 07/01/26                          400            400
                                                       ---------
KANSAS -- 2.7%
  Salina, Center Mall Project, RB
    (A) (B) (C)
    1.859%, 12/01/14                        2,000          2,000
                                                       ---------
KENTUCKY -- 1.9%
  Kentucky State, Asset Liability
    Commission, Ser A, TRAN
    3.000%, 06/29/05                        1,000          1,005
  Muhlenberg County, Airport District,
    Ser B-2, RB (A) (B) (C)
    1.780%, 12/01/31                          415            415
                                                       ---------
                                                           1,420
                                                       ---------
LOUISIANA -- 1.0%
  Shreveport, Water & Sewer
    Authority, RB
    4.000%, 06/01/06                          730            748
                                                       ---------
MARYLAND -- 0.7%
  University of Maryland,
    Auxiliary Facilities &
    Tuition Authority,
    Ser A, RB
    5.000%, 04/01/05                          500            505
                                                       ---------
MASSACHUSETTS -- 4.3%
  Massachusetts Bay,
    Transportation Authority,
    General Transportation
    System, Ser A, RB
    7.000%, 03/01/07                        1,500          1,652
  Massachusetts State,
    Construction Loan, Ser C, GO
    5.000%, 08/01/07                        1,000          1,065
  Massachusetts State, Health &
    Educational Facilities
    Authority, Wheaton College
    Project, Ser E, RB
    2.500%, 07/01/05                          500            501
                                                       ---------
                                                           3,218
                                                       ---------
MICHIGAN -- 3.6%
  Birmingham, Economic
    Development Authority, Brown
    Street Project, RB (A) (B) (C)
    1.920%, 12/01/18                          815            815
  Detroit, Water Supply Systems,
    Ser A, RB, FGIC
    5.000%, 07/01/05                          100            102

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Michigan State, Public Power
    Agency, Campbell Project, Ser A,
    RB, AMBAC
    5.500%, 01/01/07                    $   1,670      $   1,776
                                                       ---------
                                                           2,693
                                                       ---------
MINNESOTA -- 0.9%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser A, RB (A) (B) (C)
    1.720%, 09/01/29                          150            150
  Minnesota State, GO
    4.000%, 08/01/05                          500            506
                                                       ---------
                                                             656
                                                       ---------
MISSOURI -- 4.6%
  Clayton, Industrial Development
    Authority, Bailey Court
    Project, RB (A) (B) (C)
    1.810%, 01/01/09                        1,000          1,000
  Missouri State, Public
    Utilities Commission, Interim
    Construction Notes, RB
    2.750%, 10/01/05                        1,500          1,506
  Springfield, Public Building
    Improvement, Capital
    Improvement Program, Ser L,
    RB, AMBAC
    3.000%, 03/01/06                          985            995
                                                       ---------
                                                           3,501
                                                       ---------
MONTANA -- 0.7%
  Montana State, Investment
    Board, Municipal Finance
    Construction Project, RB (A) (B)
    1.250%, 03/01/28                          500            499
                                                       ---------
NEVADA -- 2.1%
  Clark County, School District,
    Ser A, GO, FGIC
    5.250%, 06/15/06                        1,500          1,568
                                                       ---------
NEW JERSEY -- 4.2%
  New Jersey State, Economic
    Development Authority, Senior
    Lien, Ser A, RB, MBIA
    5.000%, 07/01/06                        3,000          3,131
                                                       ---------
NEW MEXICO -- 1.9%
  Farmington, Utility Systems
    Authority, RB, AMBAC
    Callable 02/07/05 @ 100 (E)
    9.875%, 01/01/08                          800            880
  New Mexico State, Finance
    Authority, Public Projects
    Revolving Fund, Ser B-1, RB,
    AMBAC
    4.000%, 06/01/06                          540            554
                                                       ---------
                                                           1,434
                                                       ---------
NEW YORK -- 0.4%
  New York City, Municipal
    Assistance Authority, Ser O, RB
    5.250%, 07/01/06                          100            105


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York State, Thruway &
    Highway Board, Ser A, RB,
    AMBAC
    5.500%, 04/01/05                    $     200      $     202
                                                       ---------
                                                             307
                                                       ---------
OHIO -- 7.2%
  Columbus, Ser A, GO
    5.000%, 07/01/05                          500            509
  Ohio State, American Municipal
    Power, BAN
    1.900%, 07/14/05                          500            501
  Ohio State, American Municipal
    Power, Carey Village Project,
    BAN
    2.000%, 08/04/05                          640            636
  Ohio State, Common Schools
    Capital Facilities, Ser A, GO
    5.750%, 06/15/06                          100            105
  Ohio State, Major New State
    Infrastructure, RB
    4.500%, 06/15/06                        1,000          1,034
  Orange Village, BAN
    2.000%, 08/10/05                        1,042          1,039
  Parma, West Pleasant Valley
    Project, BAN
    2.200%, 07/13/05                          600            599
  St. Mary's, BAN
    1.970%, 06/10/05                        1,017          1,015
                                                       ---------
                                                           5,438
                                                       ---------
OKLAHOMA -- 1.2%
  Oklahoma County, Home Finance
    Authority, Single Family
    Mortgage, Capital
    Appreciation Project, Ser B
    Pre-Refunded  @ 56.915 (D)
    2.180%, 03/01/06                        1,625            900
                                                       ---------
PENNSYLVANIA -- 2.0%
  Butler County, GO, FGIC
    6.000%, 07/15/06                          190            201
  Dauphin County, General
    Authority, Northwest Medical
    Center Project, RB
    Pre-Refunded @ 102 (D)
    8.625%, 10/15/05                          190            204
  Midway, Sewer Authority, RB
    Callable 06/01/05 @ 100
    2.000%, 12/01/05                          215            214
  Pennsylvania State, 2nd Ser, GO
    5.000%, 07/01/05                          500            509
    5.000%, 10/01/05                          375            384
                                                       ---------
                                                           1,512
                                                       ---------
SOUTH CAROLINA -- 0.3%
  Spartanburg, Sanitation & Sewer
    District, Ser A, GO, AMBAC
    3.000%, 03/01/06                          200            202
                                                       ---------
TENNESSEE -- 0.3%
  Shelby County, Public
    Improvements Project, Ser A, GO
    5.625%, 06/01/05                          200            204
                                                       ---------

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
TEXAS -- 6.5%
  Canyon, Independent School
    District, GO
    6.500%, 02/15/06                    $     200      $     210
  Dallas County, Area Rapid
    Transit, Senior Lien, RB
    3.000%, 12/01/05                          100            101
  Dallas County, Dallas County
    Community College District, GO
    3.000%, 02/15/06                        1,395          1,409
  Dallas, GO
    5.000%, 02/15/06                          140            144
  Fort Bend County, Industrial
    Development Authority, Frito
    Lay Inc. Project, RB
    3.000%, 10/01/11                          500            504
  Fort Worth, Water & Sewer
    Authority, RB
    5.000%, 02/15/06                          265            274
  Houston, Hotel Occupancy Project,
    Senior Lien, RB, FSA (E)
    6.000%, 07/01/05                          200            205
  San Antonio, Electric & Gas
    Authority, Ser 2000, RB
    5.800%, 02/01/06                          250            256
  San Antonio, GO
    5.000%, 08/01/07                        1,500          1,597
  University of Texas, Permanent
    University Funding, Ser A, RB
    5.000%, 07/01/05                          200            203
                                                       ---------
                                                           4,903
                                                       ---------
UTAH -- 2.2%
  Davis County, School District,
    Ser B, GO
    2.000%, 06/01/05                        1,475          1,475
  Utah State, Granite School
    District, Municipal Building
    Authority Lease, RB
    2.000%, 03/01/06                          200            200
                                                       ---------
                                                           1,675
                                                       ---------
VIRGINIA -- 4.1%
  Norfolk, Packaging Systems
    Authority, RB, MBIA (E)
    4.700%, 02/01/05                          460            462
  Portsmouth, Redevelopment &
    Housing Authority, New
    Regency Project, RB (F)
    6.050%, 12/01/08                        1,200          1,231
  Virginia State, Infrastructure
    Authority, Pooled Financing
    Program, RB
    4.000%, 11/01/05                          200            204
  Virginia State, Public School
    Authority, Ser D, RB
    4.000%, 02/01/06                        1,200          1,226
                                                       ---------
                                                           3,123
                                                       ---------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund
November 30, 2004

--------------------------------------------------------------------
                                     Face Amount          Value
Description                     ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------
WASHINGTON -- 3.0%
  King County, School District
    No. 414, Lake Washington
    Project, Ser B, GO, FGIC
    3.000%, 06/01/06                    $   1,000      $   1,011
    3.000%, 06/01/07                        1,000          1,014
  Washington State, Ser 1995C, GO
    Pre-Refunded @ 100 (D)
    5.900%, 07/01/05                          200            205
                                                       ---------
                                                           2,230
                                                       ---------
WISCONSIN -- 6.0%
  Appleton, Waterworks Authority,
    RB, FGIC
    3.625%, 01/01/06                        2,595          2,634
  DC Everest, Area School
    District, TRAN
    1.760%, 08/29/05                        1,700          1,690
  Wisconsin State, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/07                          200            212
                                                       ---------
                                                           4,536
                                                       ---------
MULTI-STATE -- 4.1%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B) (C)
    2.550%, 10/01/12                        1,740          1,740
    2.350%, 10/01/12                          600            600
  Greystone, Tax Exempt
    Certificate Trust Authority,
    Senior Certificate of
    Beneficial Ownership Project,
    Ser 98-1, RB (A) (B) (C)
    1.810%, 05/01/28                          720            720
                                                       ---------
                                                           3,060
                                                       ---------
PUERTO RICO -- 0.7%
  Puerto Rico Commonwealth,
    Aqueduct & Sewer Authority,
    Ser A, RB, FSA
    Pre-Refunded @ 100 (D)
    9.000%, 07/01/05                          550            572
                                                       ---------
Total Municipal Bonds
  (Cost $75,322) ($ Thousands)                            75,064
                                                       ---------
CASH EQUIVALENT -- 0.1%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 48,367             48
Total Cash Equivalent
  (Cost $48) ($ Thousands)                                    48
                                                       ---------
Total Investments -- 100.0%
  (Cost $75,370) * ($ Thousands)                       $  75,112
                                                       =========

PERCENTAGES BASED ON NET ASSETS OF $75,720,239.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)   Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(E)   Security is escrowed to maturity.
(F)   Securities are collateralized under an agreement from FNMA.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
AMBAC American Municipal Bond Assurance Company
BAN   Bond Anticipation Note
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
FNMA  Federal National Mortgage Association

FSA   Financial Security Assistance GO General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
TRAN  Tax and Revenue Anticipation Note
* At November 30, 2004, the tax basis cost of the Fund's investments was $75,370,437 and the unrealized appreciation and depreciation were $16,003 and ($274,459), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 99.3%
PENNSYLVANIA -- 94.4%
  Allegheny County, GO (C)
    6.000%, 09/01/07                    $      85      $      93
  Allegheny County, Higher
    Education Building Authority,
    Chatham College, Ser A, RB
    5.850%, 03/01/22                          665            703
  Allegheny County, Higher
    Education Building Authority,
    Chatham College, Ser A, RB,
    Asset Guaranty
    5.125%, 09/01/13                        2,160          2,308
  Allegheny County, Hospital
    Development Authority,
    Harmarville Rehabilitation
    Center, RB (C)
    6.000%, 10/01/08                          285            300
  Allegheny County, Hospital
    Development Authority,
    Montefiore Hospital, RB (C)
    6.875%, 07/01/09                          475            521
  Allegheny County, Hospital
    Development Authority, North
    Hills Passavant, RB (C)
    6.750%, 07/01/05                           40             41
  Allegheny County, Housing
    Finance Agency, Single-Family
    Mortgage, Ser CC-1, RB (D)
    5.200%, 05/01/17                          965            987
  Allegheny County, Industrial
    Development Authority, Duquesne
    Light Project, RB, AMBAC
    4.350%, 12/01/13                        1,500          1,582
  Allegheny County, Ser C-56, GO,
    FSA
    5.000%, 10/01/15                        1,000          1,100
  Allegheny County, University of
    Pittsburgh Medical Center,
    Ser B, RB
    5.250%, 06/15/12                        1,055          1,147
    5.250%, 06/15/15                        1,000          1,081
  Allentown, Area Hospital
    Authority, Sacred Heart
    Hospital Project, RB (C)
    8.000%, 03/01/09                          210            235
  Altoona, Area School District
    Authority, Blair County, Ser 78,
    RB Pre-Refunded @ 100 (A)
    6.500%, 01/01/08                          500            518
  Bensalem Township, Water &
    Sewer Authority, RB (C)
    6.750%, 12/01/14                          185            208
  Berks County, Redevelopment
    Multi-Family Housing
    Authority, Woodgate
    Associates Project,
    Ser A, RB (D)
    4.700%, 01/01/09                          180            186
  Blair County, Hospital
    Authority, RB (C)
    6.900%, 07/01/08                          275            299
  Bucks County, Water & Sewer
    Authority, RB (C)
    6.375%, 12/01/08                          105            111

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Cambria County, Hospital
    Authority, Conemaugh Valley
    Memorial Hospital, RB (C)
    7.625%, 09/01/11                    $     224      $     258
  Central Bucks County, School
    District, GO, MBIA
    5.000%, 05/15/13                        2,500          2,747
  Chartiers Valley, Joint School
    District, RB (C)
    6.150%, 03/01/07                           65             71
  Chester County, Health &
    Educational Facilities
    Authority, Immaculata College
    Project, RB
    5.250%, 10/15/10                          345            346
  Chester County, Health &
    Educational Facilities
    Authority, The Devereux
    Foundation, RB, Radian
    Insured
    4.400%, 11/01/15                          100            102
    4.300%, 11/01/14                          100            102
  Creswell Heights, Joint Water
    Authority, RB (C)
    7.375%, 03/01/07                           40             42
  Cumberland County, Municipal
    Authority, Presbyterian Homes
    Project, Ser A, RB, Radian
    Insured
    4.750%, 12/01/19                        3,170          3,214
  Cumberland Valley, Joint School
    District, RB, MBIA
    Pre-Refunded @ 100 (A)
    6.500%, 11/15/06                          145            160
  Delaware County, Healthcare
    Authority, Mercy Health
    Project, Ser A, RB (C)
    5.125%, 11/15/12                          115            118
  Delaware County, Hospital
    Authority, Crozer-Chester
    Medical Center Project, RB,
    ACA Insured
    4.900%, 12/01/08                          550            580
    4.850%, 12/01/07                          645            676
  Delaware River, Port Authority
    of Pennsylvania & New Jersey,
    Delaware Bridges Project, RB (C)
    6.500%, 01/15/11                          170            190
    6.000%, 01/15/10                          180            197
  Derry Township, Sanitation
    Sewer Authority, RB (C)
    6.250%, 08/01/12                           35             39
  Dover Township, Sewer
    Authority, RB (C)
    6.250%, 05/01/12                           45             50
  Erie County, Higher Education
    Authority, Mercyhurst College
    Project, RB
    5.700%, 03/15/11                           85             89
  Erie County, Hospital
    Authority, Erie County
    Geriatric, RB (C)
    6.750%, 07/01/11                        1,055          1,186
    6.250%, 07/01/11                          145            161
  Erie County, Hospital
    Authority, Gannon University
    Project, RB, AMBAC (C)
    7.375%, 06/01/08                           55             60


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount    Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, RB
    5.650%, 03/15/10                    $     180      $     189
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, Ser A, RB
    Callable 03/15/15 @ 100
    4.750%, 03/15/20                        1,500          1,461
  Erie, Water Authority, Ser B,
    RB, MBIA
    5.500%, 12/01/12                        2,000          2,272
  Fayette County, Hospital
    Authority, Uniontown
    Hospital, RB, AMBAC
    5.750%, 06/15/15                        1,000          1,065
  Greenwood, School District
    Authority, GO, MBIA (C)
    6.750%, 09/01/08                           40             43
  Hampton Township, Sanitation
    Sewer Authority, RB (C)
    6.500%, 09/01/10                          125            147
    6.400%, 09/01/10                          455            501
  Hickory Township, Municipal
    Authority, RB (C)
    6.250%, 02/01/14                          390            438
  Horsham Township, Sewer
    Authority, RB, MBIA (C)
    6.700%, 01/01/11                           20             23
  Lancaster County, Solid Waste
    Management Authority, RB,
    AMBAC
    5.375%, 12/15/15                        1,700          1,850
  Lancaster, Area Sewer
    Authority, RB (C)
    6.750%, 04/01/12                           10             11
    6.000%, 04/01/12                          340            377
  Lancaster, Parking Authority,
    RB (C)
    5.750%, 01/01/12                           65             71
  Langhorne, Health & Education
    Authority, Woods Services
    Project, RB
    4.950%, 11/15/16                        2,485          2,583
    4.650%, 11/15/13                          850            885
  Lower Pottsgrove Township,
    Sewer Authority, RB (C)
    6.250%, 05/01/12                          110            121
  Luzerne County, Ser C, GO, FGIC
    5.250%, 12/15/15                        1,000          1,124
  Manheim Township, School
    District Authority, Ser 1978,
    RB Pre-Refunded @ 100 (A)
    6.625%, 12/01/05                          145            151
  McKeesport, Area School
    District, Ser C, GO (C)
    5.000%, 04/01/13                          415            431
  Meadville, Area Water
    Authority, RB, FSA
    5.125%, 07/01/14                          435            483
  Mifflin County, Hospital
    Authority, RB, Radian Insured
    5.500%, 07/01/12                        1,375          1,498

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Monroe County, Hospital Authority,
    Pocono Medical Center Project,
    RB, Radian Insured
    5.500%, 01/01/22                    $   1,000      $   1,065
  Monroeville, Water Authority,
    RB (C)
    7.250%, 12/01/08                          175            191
  Mount Lebanon, Hospital
    Authority, RB (C)
    7.000%, 07/01/06                          311            323
  Neshaminy, Water Reserve
    Authority, RB (C)
    5.750%, 03/01/11                           20             22
  Northampton County, Industrial
    Development Authority,
    Moravian Hall Square Project,
    RB, Radian Insured
    5.500%, 07/01/15                          995          1,079
  Northampton County, Industrial
    Development Authority,
    Moravian Hall Square Project,
    Ser A, RB, Radian Insured
    5.350%, 07/01/10                        1,370          1,419
  Northampton County, Industrial
    Development Authority,
    Moravian Hall Square Project,
    Ser B, RB, Radian Insured
    5.350%, 07/01/10                          100            104
  Northampton, Higher Education
    Building Authority, Moravian
    College Project, RB, Radian
    Insured
    5.125%, 07/01/19                          470            487
  Northampton, Municipal Water
    Authority, RB (C)
    6.750%, 11/01/13                           35             40
  Northeastern, Hospital Authority,
    RB (C)
    6.375%, 09/01/07                          325            346
  Northgate, School Building
    Authority, RB, MBIA (C)
    6.375%, 02/15/07                          145            158
  Pennsbury, School District, GO,
    FSA
    5.000%, 08/01/13                        1,000          1,101
  Pennsylvania State University,
    Ser A, RB
    5.000%, 09/01/10                        1,195          1,310
  Pennsylvania State, Delaware River
    Toll Bridge Commission, RB
    5.250%, 07/01/13                        1,475          1,612
  Pennsylvania State, Economic
    Development Financing
    Authority, Dr. Gertrude A.
    Barber Center Project, RB,
    Asset Guaranty
    5.625%, 12/01/15                          885            961
  Pennsylvania State, GO
    5.500%, 02/01/12                        1,000          1,127
  Pennsylvania State, Higher
    Education & Health Facilities Authority,
    Allegheny Delaware Valley Obligation
    Project, Ser C, RB, MBIA
    5.875%, 11/15/18                        3,200          3,378


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pennsylvania State, Higher
    Education Facilities
    Authority, Allegheny Delaware
    Valley Obligation Project,
    Ser A, RB, MBIA
    5.875%, 11/15/16                    $      25      $      27
  Pennsylvania State, Higher
    Education Facilities
    Authority, Allegheny Delaware
    Valley Obligation Project,
    Ser C, RB, MBIA
    5.700%, 11/15/10                           50             53
    5.400%, 11/15/07                           50             54
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation, Ser A, RB, MBIA
    5.500%, 11/15/08                          190            204
  Pennsylvania State, Higher
    Education Facilities
    Authority, College &
    University, Ser 10, RB (C)
    6.900%, 07/01/07                           85             91
  Pennsylvania State, Higher
    Education Facilities
    Authority, Drexel University, RB
    5.500%, 05/01/13                        2,750          3,016
  Pennsylvania State, Higher
    Education Facilities Authority,
    Health Services, Allegheny
    Delaware Valley Obligation
    Project, Ser A, RB, MBIA
    5.600%, 11/15/09                          250            272
    5.600%, 11/15/10                        3,595          3,907
  Pennsylvania State, Higher
    Education Facilities Authority,
    Philadelphia University Project,
    RB, Asset Guaranty
    5.750%, 06/01/15                          660            730
  Pennsylvania State, Higher
    Education Facilities Authority,
    UPMC Health System Project,
    Ser A, RB
    5.125%, 01/15/11                          500            527
  Pennsylvania State, Higher
    Education Facilities
    Authority, University of
    Pennsylvania Health Project,
    Ser A, RB, MBIA
    5.375%, 01/01/14                        2,000          2,144
  Pennsylvania State, Higher
    Education Facilities Authority,
    University of the Arts, RB,
    Radian Insured
    5.500%, 03/15/13                        1,025          1,117
  Pennsylvania State, Higher
    Education Facilities Authority,
    Waynesburg College Project,
    Ser J4, RB (B) (E)
    3.300%, 05/01/32                        1,000            997
  Pennsylvania State, Higher
    Education Facilities
    Authority, Widener University
    Project, RB
    5.000%, 07/15/20                        1,000          1,007
  Pennsylvania State, Housing
    Finance Agency, RB (C)
    7.750%, 12/01/07                           95            102

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pennsylvania State,
    Intergovernmental Authority,
    Philadelphia Funding Project,
    Special Tax, FGIC
    5.250%, 06/15/15                    $   3,100      $   3,339
  Pennsylvania State, Third Ser, GO
    5.000%, 09/01/13                        1,000          1,097
  Philadelphia, Gas Works Authority,
    12th Ser B, RB, MBIA (C)
    7.000%, 05/15/20                        1,770          2,210
  Philadelphia, Hospital & Higher
    Education Facilities Authority,
    Frankford Hospital Project, RB (C)
    5.750%, 01/01/19                          910            976
  Philadelphia, Hospital & Higher
    Education Facilities Authority,
    Jefferson Health Systems Project,
    Ser A, RB, AMBAC
    5.125%, 05/15/18                        1,000          1,044
  Philadelphia, Industrial
    Development Authority, Elmira
    Project, Ser A, RB, FHA
    5.300%, 02/01/22                        1,065          1,177
  Philadelphia, Industrial
    Development Authority,
    Newcourtland Elder Services
    Project, RB (E) (F)
    1.690%, 03/01/27                          500            500
  Philadelphia, Municipal
    Authority, Ser B, RB, FSA
    5.250%, 11/15/10                        2,000          2,203
  Philadelphia, Parking
    Authority, RB, AMBAC
    5.250%, 02/01/15                          225            241
  Philadelphia, Redevelopment
    Authority, Home Improvement
    Loan, Ser 1995A, RB, FHA, AMT
    6.100%, 12/01/10                          295            304
    5.650%, 12/01/05                           40             41
  Philadelphia, Redevelopment
    Authority, Multi-Family
    Housing Authority, Woodstock
    Project, RB, FHA (D)
    5.450%, 02/01/23                        1,385          1,412
  Pittsburgh, Public Parking
    Authority, Saint Francis
    General Hospital Project, RB (C)
    6.625%, 10/01/12                           25             29
  Pittsburgh, Ser A, GO, AMBAC
    5.500%, 09/01/14                        1,885          2,089
  Pittsburgh, Urban Redevelopment
    Authority Center, Triangle
    Tax Increment, Ser A, RB
    6.250%, 03/15/15                        1,895          1,970
  Pittsburgh, Urban Redevelopment
    Authority, Home Improvement
    Loan Project, Ser B, RB
    5.150%, 02/01/17                          175            178
  Pittsburgh, Urban Redevelopment
    Authority, Home Improvement
    Loan Project, Ser B, RB (D)
    4.700%, 10/01/10                           90             93


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Pittsburgh, Urban Redevelopment
    Authority, Ser 1996D, RB
    6.100%, 10/01/10                    $     330      $     342
    6.000%, 10/01/09                          310            322
    5.900%, 04/01/08                          285            296
  Pittsburgh, Urban Redevelopment
    Authority, Ser A, RB, AMT
    5.750%, 10/01/10                           50             52
  Pittsburgh, Urban Redevelopment
    Authority, Ser B, RB
    5.700%, 10/01/11                          105            108
  Pittsburgh, Urban Redevelopment
    Center, Triangle Tax
    Increment, Ser A, TA (B)
    6.000%, 12/01/11                        2,740          2,901
  Pittsburgh, Urban Redevelopment
    Center, Triangle Tax
    Increment, Ser B, TA (B)
    5.750%, 03/15/06                          390            402
  Potter County, Hospital
    Authority, Charles Cole
    Memorial Hospital Project,
    RB, Radian Insured
    5.500%, 08/01/06                          160            167
  Pottsville, Hospital Authority,
    Daughters of Charity Project,
    RB (C)
    5.000%, 08/15/12                        1,305          1,378
  Quakertown, Hospital Authority,
    Community Hospital Project,
    RB (C)
    7.125%, 01/01/11                          115            129
  Ridley Park, Hospital
    Authority, Taylor Hospital
    Project, Ser A, RB (C)
    6.000%, 12/01/05                           45             46
  Robinson Township, Water
    Authority, RB (C)
    5.625%, 05/01/06                           12             13
  Scranton-Lackawanna, Health &
    Welfare Authority, Moses
    Taylor Hospital, RB (C)
    6.625%, 07/01/09                          570            623
  Shaler Township, GO
    Pre-Refunded @ 100 (A)
    6.500%, 08/01/07                           65             70
  Shaler, School District
    Authority,
    RB (C)
    6.250%, 04/15/08                           70             75
  Somerset County, Hospital
    Authority, Somerset Community
    Hospital Project, Ser B, RB,
    Asset Guaranty
    5.300%, 03/01/11                          635            681
    5.200%, 03/01/10                          455            486
  South Fayette Township,
    Sanitation Authority, RB (C)
    6.375%, 11/01/12                          130            147
  South Fork, Municipal Authority,
    Conemaugh Health Systems Project,
    Ser A, RB, MBIA (E) (F)
    1.640%, 07/01/28                          900            900
  South Fork, Municipal Authority,
    Conemaugh Valley Memorial
    Hospital, RB (E) (F)
    5.625%, 07/01/10                           25             27

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Southcentral, General Authority,
    Hanover Hospital Project,
    RB, Asset Guaranty
    4.900%, 12/01/14                    $     545      $     579
  Southeastern, Transportation
    Authority, RB
    5.750%, 12/01/04                           10             10
  Steel Valley, School District,
    GO (C)
    6.250%, 11/01/06                           65             68
  Susquehanna Township, Sewer
    Authority, RB (C)
    6.000%, 11/15/13                           85             95
  Upper Allen Township, Sewer
    Authority, RB (C)
    5.750%, 04/01/13                          265            298
  Upper St. Clair Township,
    School Building Authority, RB
    Pre-Refunded @ 100 (A)
    6.625%, 02/15/06                          220            234
  West Manheim Township, Water
    Authority, RB
    6.000%, 12/01/11                          105            105
  Westmoreland County, Municipal
    Authority, Special
    Obligation, GO (C)
    9.125%, 07/01/10                          120            135
  Willistown Township, Municipal
    Authority, RB (C)
    6.000%, 01/01/15                           15             17
  Wrightsville, Municipal Sewer
    Authority, RB (C)
    5.625%, 11/15/08                           25             27
  Wyoming County, Hospital
    Authority, Tyler Memorial
    Hospital, RB (C)
    7.400%, 01/01/05                           20             20
  York County, Industrial
    Development Authority, York
    Water Project, RB
    Mandatory Put 06/01/05 @ 100
    6.000%, 06/01/10                        1,000          1,012
  York County, School Technology
    Project, RB, FGIC
    5.000%, 02/15/11                        1,915          2,095
  York Township, Water & Sewer
    Authority, RB (C)
    5.900%, 08/01/13                          145            170
                                                       ---------
                                                          99,436
                                                       ---------
PUERTO RICO -- 4.9%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ, RB
    5.500%, 07/01/16                          500            560
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Government Facilities
    Project, Ser C, RB
    5.500%, 07/01/16                        1,000          1,131
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Government Facilities
    Project, Ser J, RB
    5.000%, 07/01/36                        1,000          1,094
  Puerto Rico Commonwealth,
    Public Finance Authority,
    Ser A, RB (D)
    5.750%, 08/01/27                        1,000          1,111


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2004

--------------------------------------------------------------------
                                     Face Amount      Market Value
Description                     ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser A, GO
    5.500%, 07/01/17                    $   1,050      $   1,204
                                                       ---------
                                                           5,100
                                                       ---------
Total Municipal Bonds
  (Cost $100,397) ($ Thousands)                          104,536
                                                       ---------
CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                  1,248              1
Total Cash Equivalent
  (Cost $1) ($ Thousands)                                      1
                                                       ---------
Total Investments -- 99.3%
  (Cost $100,398) * ($ Thousands)                      $ 104,537
                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $105,326,376.

(A)    Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)    Security is escrowed to maturity.
(D)    Securities are collateralized under
       an agreement from FHLMC/FNMA/GNMA.
(E) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(F) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
AMT    Alternative Minimum Tax
Cl     Class
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Agency
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance

GNMA   Government National Mortgage Association GO General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance
RB     Revenue Bond
Ser    Series
TA     Tax Allocation
* At November 30, 2004, the tax basis cost of the Fund's investments was $100,397,836 and the unrealized appreciation and depreciation were $4,349,559 and ($210,088), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 99.9%
MASSACHUSETTS -- 88.5%
  Ashland, GO, AMBAC
    5.000%, 05/15/15                    $     230      $     254
  Boston, Ser A, GO
    5.000%, 01/01/14                        1,000          1,100
  Erving, GO
    5.375%, 06/15/12                          500            531
  Fall River, GO, FSA
    Callable 02/01/13 @ 101
    5.250%, 02/01/15                        1,000          1,110
  Marblehead, GO
    5.000%, 08/15/14                          750            827
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB
    5.875%, 03/01/15                          185            214
    5.500%, 03/01/12                          500            557
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB, FGIC
    7.000%, 03/01/11                          270            325
    7.000%, 03/01/21                          500            628
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB, MBIA
    7.000%, 03/01/11                        1,100          1,324
  Massachusetts Bay, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/11                          500            549
  Massachusetts Bay, Transportation
    Authority, Ser A, SPA
    Callable 07/01/10 @ 100
    5.750%, 07/01/13                           45             50
  Massachusetts Bay, Transportation
    Authority, Ser A, SPA
    Pre-Refunded @ 100 (C)
    5.750%, 07/01/10                          455            517
  Massachusetts Bay, Transportation
    Authority, Ser C, RB
    5.250%, 07/01/13                          500            557
    5.250%, 07/01/21                          250            279
  Massachusetts State, Construction
    Loan, Ser A, RB
    5.375%, 06/01/11                          500            559
  Massachusetts State, Construction
    Loan, Ser B, GO, FSA
    Pre-Refunded @ 100 (C)
    5.500%, 03/01/12                        1,000          1,127
  Massachusetts State, Construction
    Loan, Ser C, GO
    Pre-Refunded @ 100 (C)
    5.750%, 10/01/10                          250            283
  Massachusetts State,
    Construction Loan, Ser D, GO
    6.000%, 05/01/08                          180            199
  Massachusetts State, Construction
    Loan, Ser D, GO (D)
    6.000%, 05/01/08                          250            279
  Massachusetts State, Construction
    Loan, Ser D, GO
    Pre-Refunded @ 100 (C)
    5.500%, 11/01/11                          500            568

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State,
    Development Finance Agency,
    Biomedical Research Project,
    Ser C, RB Callable 08/01/10
    @ 101
    6.000%, 08/01/11                    $     210      $     233
  Massachusetts State,
    Development Finance Agency,
    Boston University Project,
    Ser R-2, RB (A) (B)
    1.650%, 10/01/42                          250            250
  Massachusetts State,
    Development Finance Agency,
    Boston University Project,
    Ser R-4, RB (A) (B)
    1.650%, 10/01/42                          100            100
  Massachusetts State,
    Development Finance Agency,
    College of Pharmacy & Allied
    Health Sciences Project, RB
    5.000%, 07/01/10                          175            182
  Massachusetts State, Development
    Finance Agency, College of
    Pharmacy Project, Ser B, RB
    5.875%, 07/01/07                          295            313
  Massachusetts State, Development
    Finance Agency, Hampshire
    College Project, RB
    5.150%, 10/01/14                          450            463
  Massachusetts State, Development
    Finance Agency, Visual &
    Performing Arts Project, RB
    5.750%, 08/01/14                          500            575
  Massachusetts State, Development
    Finance Agency, Williston
    Northampton School Project,
    RB Callable 10/01/08 @ 102
    6.000%, 10/01/13                          155            161
  Massachusetts State, Federal
    Highway Project, Ser A, RB, MBIA
    5.250%, 12/15/12                          500            557
  Massachusetts State, Health &
    Educational Facilities
    Authority, Baystate Medical
    Center Project, Ser F, RB
    5.000%, 07/01/10                          250            265
  Massachusetts State, Health &
    Educational Facilities
    Authority, Eye & Ear
    Infirmary Project,
    Ser B, RB, ACA Insured
    5.000%, 07/01/05                          195            197
  Massachusetts State, Health &
    Educational Facilities
    Authority, Harvard University
    Project, Ser FF, RB
    5.000%, 07/15/12                        1,000          1,103
  Massachusetts State, Health &
    Educational Facilities
    Authority, Massachusetts
    Institute Technology Project,
    Ser L, RB
    5.000%, 07/01/13                        1,500          1,654
  Massachusetts State, Health &
    Educational Facilities
    Authority, North Adams
    Regional Hospital Project,
    Ser C, RB
    Callable 07/01/06 @ 102
    6.750%, 07/01/09                           35             37


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Health &
    Educational Facilities
    Authority, Partners
    Healthcare Project, RB
    5.000%, 07/01/12                    $     750      $     816
  Massachusetts State, Health &
    Educational Facilities
    Authority, Tufts University
    Project, Ser J, RB
    5.500%, 08/15/15                          605            692
  Massachusetts State, Health &
    Educational Facilities
    Authority, Vinfen Issue, Ser A,
    RB, ACA Insured
    5.000%, 11/15/08                          100            107
  Massachusetts State, Housing
    Finance Agency, Housing
    Project, Ser A, RB, AMBAC
    Callable 01/27/05 @ 101
    5.950%, 10/01/08                           10             10
  Massachusetts State, Housing
    Finance Agency, Single-Family
    Housing Project, Ser 44, RB
    Callable 06/01/05 @ 102
    5.900%, 12/01/13                          105            107
  Massachusetts State, Industrial
    Finance Agency, Pollution
    Control Authority, Boston
    Edison Project, Ser A, RB
    Callable 01/27/05 @ 102
    5.750%, 02/01/14                          925            941
  Massachusetts State, Municipal
    Wholesale Electric Authority,
    Nuclear Project No. 3-A, RB, MBIA
    5.250%, 07/01/12                          500            550
  Massachusetts State, Port
    Authority, Ser A, RB
    5.750%, 07/01/10                          625            699
    5.750%, 07/01/11                          175            196
    5.750%, 07/01/12                          950          1,071
  Massachusetts State, Ser A,
    GAN, MBIA
    5.500%, 12/15/13                        1,000          1,129
  Massachusetts State, Ser A, GO
    6.000%, 11/01/10                        1,000          1,146
    6.000%, 11/01/11                          875          1,012
    5.500%, 01/01/11                          300            335
  Massachusetts State, Ser A, GO,
    FSA
    5.250%, 08/01/20                          500            552
  Massachusetts State, Ser B, GO,
    FGIC (D)
    7.000%, 07/01/09                          600            683
  Massachusetts State, Ser B, RB,
    FSA (D)
    6.500%, 08/01/08                          600            677
  Massachusetts State, Ser D, GO,
    MBIA
    5.500%, 11/01/12                        1,000          1,135
  Massachusetts State, Special
    Obligation, Ser A, GAN, FSA
    5.000%, 12/15/11                          750            815
    5.000%, 12/15/13                          500            546

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser 8, RB
    Callable 08/01/12 @ 100
    5.250%, 08/01/13                    $       5      $       6
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser 8, RB
    Pre-Refunded @ 100 (C)
    5.250%, 08/01/12                          245            273
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser A, RB
    5.250%, 08/01/14                          625            700
  Massachusetts State, Water
    Resources Authority,
    Ser A, RB
    6.500%, 07/15/09                          500            576
  Massachusetts State, Water
    Resources Authority, Ser A,
    RB, FGIC
    6.125%, 08/01/11                        1,050          1,223
  Massachusetts State, Water
    Resources Authority, Ser B,
    RB, FGIC (A) (B)
    1.650%, 08/01/31                          100            100
  Massachusetts State, Water
    Resources Authority, Ser B,
    RB, MBIA
    6.250%, 12/01/11                          600            708
  Massachusetts State, Water
    Resources Authority,
    Ser C, RB
    6.000%, 12/01/11                          275            318
  Rail Connections, Capital
    Appreciation, Route 128
    Package Project, Ser B, RB,
    ACA Insured  Pre-Refunded @
    44.1283 (C) (E)
    2.550%, 07/01/09                        1,220            468
                                                       ---------
                                                          35,518
                                                       ---------
GUAM -- 3.5%
  Guam, Ser A, RB, FSA
    5.500%, 12/01/11                        1,250          1,420
                                                       ---------
PUERTO RICO -- 6.8%
  Puerto Rico Commonwealth,
    Electric Power Authority,
    Ser QQ, RB
    5.500%, 07/01/16                          250            280
  Puerto Rico Commonwealth, GO
    6.500%, 07/01/13                          250            295
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA
    6.250%, 07/01/14                           50             61
  Puerto Rico Commonwealth, Public
    Buildings Authority, Ser J, RB
    5.000%, 07/01/28                          250            267
  Puerto Rico Commonwealth, Public
    Finance Authority, Ser A, RB
    5.750%, 08/01/27                          550            611
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser C, GO
    5.000%, 07/01/18                          250            267


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2004

--------------------------------------------------------------------
                                     Face Amount      Market Value
Description                     ($ Thousands)/Shares ($ Thousands)
--------------------------------------------------------------------
  Puerto Rico Commonwealth,
    Ser A, GO
    5.000%, 07/01/30                    $     250      $     266
  Puerto Rico, Electric Power
    Authority, Ser KK, RB, FSA
    5.250%, 07/01/12                          600            673
                                                       ---------
                                                           2,720
                                                       ---------
VIRGIN ISLANDS -- 1.1%
  Virgin Islands, Public
    Financing Authority, Gross
    Receipts Taxes, Loan Note
    Project, Ser A, RB
    5.625%, 10/01/10                          400            426
                                                       ---------
Total Municipal Bonds
  (Cost $38,804) ($ Thousands)                            40,084
                                                       ---------
CASH EQUIVALENT -- 0.2%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 61,662             62
Total Cash Equivalent
  (Cost $62) ($ Thousands)                                    62
                                                       ---------
Total Investments -- 100.1%
  (Cost $38,866) * ($ Thousands)                       $  40,146
                                                       =========

PERCENTAGES BASED ON NET ASSETS OF $40,109,048.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C)   Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
ACA   American Capital Access
AMBAC American Municipal Bond Assurance Company
Cl    Class
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assistance
GAN   Grant Anticipation Note
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
SPA   Special Assessment

* At November 30, 2004, the tax basis cost of the Fund's investments was $38,865,642 and the unrealized appreciation and depreciation were $1,403,176 and ($123,047), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 99.0%
NEW JERSEY -- 91.2%
  Atlantic County, Public Facilities
    Lease Agreement, COP, FGIC
    6.000%, 03/01/13                    $   1,000      $   1,164
  Bergen County, Utilities Authority,
    Water Pollution Control Project,
    Ser A, RB, FGIC
    5.000%, 12/15/10                        1,000          1,100
  Camden County, Improvement Leasing
    Authority, Ser A, RB, FGIC
    5.000%, 09/01/11                        1,000          1,091
  Essex County, Improvement
    Authority Project, RB, FSA
    5.000%, 12/15/07                        3,000          3,227
  Freehold, Regional High School
    District, GO, FGIC
    5.000%, 03/01/15                        1,280          1,408
  Jersey City, General
    Improvements, Ser B, GO
    4.000%, 09/01/07                        1,270          1,327
  Jersey City, Ser A, GO, FSA
    6.250%, 10/01/11                        1,225          1,438
  Lafayette Yard, Community
    Development Authority,
    Trenton Hotel/Conference
    Center Project, RB, MBIA
    Pre-Refunded @ 101 (D)
    6.125%, 04/01/10                          500            581
    5.250%, 04/01/10                          540            605
  Mantua Township, School Board
    Reserve Fund, GO, MBIA
    Pre-Refunded @ 100 (D)
    5.700%, 03/01/09                          850            953
  New Jersey State, Economic
    Development Authority, Motor
    Vehicle Surcharge Revenue
    Project, Ser A, RB, MBIA
    Callable 07/01/14 @ 100
    5.250%, 07/01/15                        2,000          2,200
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction
    Project, Ser I, RB
    5.000%, 09/01/13                        1,000          1,083
  New Jersey State, Educational
    Facilities Authority, Beth
    Medrash Govoha America
    Project, Ser G, RB
    5.400%, 07/01/05                          135            137
  New Jersey State, Educational
    Facilities Authority, Fairleigh
    Dickinson Project, Ser C, RB
    6.000%, 07/01/12                        1,670          1,824
  New Jersey State, Garden State
    Preservation Trust, Ser A,
    RB, FSA
    5.250%, 11/01/11                        2,000          2,227
  New Jersey State, GO
    Pre-Refunded @ 100 (D)
    6.000%, 05/01/10                        1,500          1,718
  New Jersey State, Ser A, COP
    5.250%, 06/15/08                        2,000          2,181

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New Jersey State, Ser H, GO, FSA
    5.250%, 07/01/15                    $   1,485      $   1,665
  New Jersey State, Transportation
    Administration, Federal
    Transportation Grants, Ser B,
    COP, AMBAC
    5.500%, 09/15/11                        3,450          3,864
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB (E)
    5.000%, 06/15/08                        1,140          1,234
    5.000%, 06/15/10                        1,250          1,355
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB
     Pre-Refunded @ 100 (D)
    5.250%, 06/15/08                        2,000          2,181
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB, FGIC
    5.250%, 06/15/13                        1,000          1,114
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser B, RB, MBIA
    5.250%, 12/15/14                        2,000          2,225
  New Jersey State, Turnpike
    Authority, Ser A, RB, MBIA
    5.750%, 01/01/10                        2,050          2,309
  New Jersey, Economic
    Development Authority, Arbor
    Glen Project, Ser A, RB
    Pre-Refunded @ 102 (D)
    8.750%, 05/15/06                          870            968
  New Jersey, Economic
    Development Authority,
    Bayonne/IMTT Project, Ser A,
    RB (A) (B) (C)
    1.640%, 12/01/27                          600            600
  New Jersey, Economic
    Development Authority,
    Cigarette Tax Project, RB
    5.375%, 06/15/15                        3,000          3,158
  New Jersey, Economic
    Development Authority,
    Department of Human Services
    Project, Ser A, RB
    5.100%, 07/01/05                          380            386
  New Jersey, Economic Development
    Authority, Masonic Charity
    Foundation Project, RB
    Callable 06/01/11 @ 102
    5.000%, 06/01/12                          890            959
  New Jersey, Economic Development
    Authority, Transportation Project,
    Ser A, RB, FSA
    5.500%, 05/01/07                          625            670
    5.000%, 05/01/08                        1,010          1,090
  New Jersey, Economic Development
    Authority, Trenton Office
    Complex, RB, FSA
    5.250%, 06/15/11                        1,400          1,560


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New Jersey, Healthcare
    Facilities Financing
    Authority, Atlantic City
    Medical Center Project, RB
    5.500%, 07/01/07                    $   1,000      $   1,053
  New Jersey, Healthcare
    Facilities Financing
    Authority, Burdette Tomlin
    Memorial Hospital Project, RB
    Callable 07/01/09 @ 101
    5.250%, 07/01/11                          535            572
  New Jersey, Healthcare
    Facilities Financing
    Authority, Health Systems
    Obligation Group,
    Ser A, RB
    5.000%, 07/01/08                        1,000          1,063
  New Jersey, Healthcare
    Facilities Financing
    Authority, Palisades Medical
    Center Project, RB, ACA Insured
    Callable 07/01/09 @ 101
    4.800%, 07/01/10                          615            642
  Northfield, Board of Education,
    GO, FSA
    5.000%, 09/01/14                        1,370          1,514
  Ocean County, Waste Utilities
    Authority, RB
    5.250%, 01/01/10                        1,910          2,064
  Ocean Township, Sewer Authority,
    Ser B, RB, FGIC
    5.250%, 12/01/09                        1,000          1,109
  Passaic Valley, Sewer Authority,
    Ser F, RB, FGIC
    5.000%, 12/01/12                        1,270          1,399
  Rahway, COP, MBIA
    Callable 02/15/10 @ 101
    5.400%, 02/15/13                          475            518
    5.300%, 02/15/12                          450            492
  Sayreville, GO, MBIA
    3.500%, 09/01/07                          460            473
    2.500%, 09/01/05                          250            251
  South Brunswick, GO, MBIA
    4.000%, 07/01/07                        1,250          1,300
  Southeast Morris County, Water
    Authority, RB, MBIA
    Pre-Refunded @ 100 (D)
    5.000%, 01/01/11                        1,215          1,305
  Trenton, GO, AMBAC
    4.000%, 01/15/07                          725            750
  West Orange, GO
    Pre-Refunded @ 100 (D)
    5.450%, 02/15/10                          980          1,096
                                                       ---------
                                                          65,203
                                                       ---------
PUERTO RICO -- 7.8%
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser A, GO
    5.500%, 07/01/17                          500            573
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO (E)
    5.000%, 07/01/09                           60             66
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO, FGIC
    5.500%, 07/01/16                        1,000          1,156
  Puerto Rico, Electric Power
    Authority, Ser KK, RB
    5.000%, 07/01/08                        1,000          1,074

--------------------------------------------------------------------
                                     Face Amount          Value
Description                     ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------
  Puerto Rico, Municipal Finance
    Agency, Ser B, GO, FSA
    Callable 08/01/09 @ 101
    5.750%, 08/01/12                    $   1,000      $   1,128
  Puerto Rico, Public Buildings
    Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/12                          400            449
  Puerto Rico, Public Buildings
    Authority, Government
    Facilities Project, Ser G, RB
    5.000%, 07/01/12                        1,000          1,107
                                                       ---------
                                                           5,553
                                                       ---------
Total Municipal Bonds
  (Cost $68,601) ($ Thousands)                            70,756
                                                       ---------
CASH EQUIVALENT -- 0.1%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 78,633             79
Total Cash Equivalent
  (Cost $79) ($ Thousands)                                    79
                                                       ---------
Total Investments -- 99.1%
  (Cost $68,680) * ($ Thousands)                       $  70,835
                                                       =========

PERCENTAGES BASED ON NET ASSETS OF $71,478,561.

(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)    Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(E)    Security is escrowed to maturity.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
ACA    American Capital Access
AMBAC  American Municipal Bond Assurance Company
Cl     Class
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assistance
GO     General Obligation
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
Ser    Series
* At November 30, 2004, the tax basis cost of the Fund's investments was $68,679,817 and the unrealized appreciation and depreciation were $2,313,260 and ($158,637), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 99.3%
NEW YORK -- 92.5%
  Buffalo, Ser D, GO, FGIC
    5.250%, 12/15/10                    $     900      $     992
  Cornwall, Central School
    District, GO, FGIC
    5.000%, 10/15/14                          525            581
  Long Island, Power Authority,
    New York Electric Systems
    Project, Ser A, RB, AMBAC
    5.500%, 12/01/08                        1,000          1,105
  Long Island, Power Authority, New
    York Electric Systems Project,
     Ser A, RB, FSA (E)
    5.500%, 12/01/12                        1,500          1,719
    5.500%, 12/01/13                        1,475          1,697
  Long Island, Power Authority,
    New York Electric Systems
    Project, Sub-Ser 8-F, RB,
    MBIA (A) (B)
    5.000%, 04/01/11                          400            417
  Metropolitan New York,
    Transportation Authority, Ser A,
    RB, FGIC
    Callable 11/15/11 @ 100
    5.250%, 11/15/12                        1,000          1,107
  Metropolitan New York,
    Transportation Authority, Ser A,
    RB, MBIA
    5.000%, 11/15/11                        1,550          1,708
  Nassau County, Industrial
    Development Authority, Hofstra
    University Project, RB, MBIA
    5.250%, 07/01/08                          100            109
    5.250%, 07/01/10                          475            528
  Nassau County, Interim Finance
    Authority, Second Ser A-1,
    RB, AMBAC
    5.375%, 11/15/14                           75             82
  Nassau County, Interim Finance
    Authority, Second Ser A-1, RB,
    AMBAC Pre-Refunded @ 100 (D)
    5.375%, 11/15/11                          175            198
  Nassau County, Ser A, GO, FGIC
    6.000%, 07/01/10                          100            114
  Nassau, Healthcare Facilities
    Authority, RB, FSA
    Pre-Refunded @ 102 (D)
    6.000%, 08/01/09                        1,000          1,159
  New York & New Jersey, Port
    Authority, 85th Ser, RB, AMBAC
    5.200%, 09/01/15                        1,215          1,366
  New York City, Local Assistance
    Project, Ser E, RB
    6.000%, 04/01/14                        1,040          1,205
  New York City, Metropolitan
    Transportation Authority, Ser F,
    RB, MBIA
    5.000%, 11/15/10                          650            714
  New York City, Mount Sinai
    School District, GO, AMBAC
    6.200%, 02/15/14                          500            594
  New York City, Municipal Water Finance
    Authority, Ser F, Sub-Ser F-2, RB
    Callable 01/15/05 @ 100
    1.660%, 06/15/35                        1,200          1,200

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York City, Municipal Water
    Finance Authority, Water &
    Sewer Systems Project, Ser A,
    RB (E)
    6.000%, 06/15/09                    $   1,000      $   1,140
  New York City, Municipal Water
    Finance Authority, Water &
    Sewer Systems Project, Ser A,
    RB, AMBAC
    5.875%, 06/15/13                          750            871
  New York City, Municipal Water
    Finance Authority, Water &
    Sewer Systems Project, Ser A,
    RB, FGIC
    6.000%, 06/15/10                        1,000          1,151
  New York City, Municipal Water
    Finance Authority, Water &
    Sewer Systems Project, Ser C,
    RB (A) (B)
    1.660%, 06/15/33                        1,500          1,500
  New York City, Ser A, GO
    5.250%, 08/01/08                          500            541
    5.250%, 11/01/09                          250            273
    5.000%, 08/01/09                          500            540
  New York City, Ser B, GO
    7.250%, 08/15/07                        2,000          2,242
  New York City, Ser B, GO Partially
    Pre-Refunded @ 100 (D)
    7.500%, 02/01/07                           15             15
  New York City, Ser B, GO, FSA
    8.250%, 06/01/07                        1,000          1,138
  New York City, Ser G, GO
    5.500%, 08/01/09                        1,500          1,651
    5.000%, 08/01/10                        1,000          1,077
  New York City, Ser H , GO, FGIC
    6.000%, 08/01/12                          750            866
  New York City, Ser I, GO
    5.000%, 08/01/11                          500            539
    5.000%, 08/01/14                        2,500          2,687
  New York City, Ser J, GO
    Callable 08/01/07 @ 101
    6.125%, 08/01/11                        1,000          1,092
  New York City, Transitional
    Finance Authority, Future
    Secured Tax Project, Ser A,
    RB (A)
    5.500%, 11/01/26                          500            559
  New York City, Transitional
    Finance Authority, Future
    Secured Tax Project, Ser C, RB
    5.500%, 02/01/09                        1,105          1,220
  New York City, Transitional
    Finance Authority, Future
    Secured Tax Project, Ser C,
    RB (E)
    5.500%, 02/01/09                          175            195
  New York City, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser A, RB
    5.000%, 08/15/11                           55             59
  New York City, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser A, RB
    Pre-Refunded @ 101 (D)
    5.500%, 02/15/10                        1,000          1,132
  New York City, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser B, RB
    6.000%, 11/15/10                          500            572


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York City, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser B, RB
    Pre-Refunded @ 101 (D)
    5.000%, 11/15/08                    $     305      $     334
  New York City, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser B, RB (A)
    5.250%, 02/01/29                          750            818
  New York City, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser C, RB
    5.500%, 02/01/10                        1,250          1,391
    5.500%, 02/01/11                        1,000          1,119
  New York City, Transportation
    Facilities Authority, Livingston
    Plaza Project, RB, FSA (E)
    5.400%, 01/01/18                          105            117
  New York City, Transportation
    Facilities Authority, Ser A,
    COP, AMBAC
    5.625%, 01/01/10                          435            488
  New York State, Dormitory
    Authority, City University
    System, Special Obligation,
    Ser D, RB, FGIC
    5.750%, 07/01/12                        1,000          1,152
  New York State, Dormitory
    Authority, Manhattan College,
    RB, Radian Insured
    5.500%, 07/01/11                          900          1,003
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Project, Ser B, RB
    6.500%, 08/15/08                          250            281
    6.500%, 08/15/09                          400            454
  New York State, Dormitory
    Authority, Mental Health
    Services Facilities Project,
    Ser G, RB, AMBAC
    5.250%, 08/15/09                          385            422
  New York State, Dormitory
    Authority, Methodist Hospital
    Project, RB
    5.250%, 07/01/11                          750            817
  New York State, Dormitory
    Authority, Montefiore Medical
    Center Project, RB, AMBAC
    5.750%, 08/01/07                          500            544
  New York State, Dormitory
    Authority, New York State
    Department of Health, RB
    5.250%, 07/01/13                          500            549
  New York State, Dormitory
    Authority, New York University
    Project, Ser A, RB, MBIA
    6.000%, 07/01/19                          100            121
  New York State, Dormitory
    Authority, Presbyterian
    Hospital Project, RB, AMBAC
    5.500%, 02/01/09                          300            331
    5.500%, 08/01/09                          500            554
    4.400%, 08/01/13                           75             77

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York State, Dormitory
    Authority, Ryan/Clinton
    Community Health Project, RB
    5.400%, 07/01/09                    $     250      $     272
  New York State, Dormitory
    Authority, School Districts
    Financing Program, Ser A, RB,
    MBIA
    5.250%, 10/01/09                        1,000          1,104
    5.250%, 10/01/10                          500            555
  New York State, Dormitory
    Authority, Ser B, RB (A) (B)
    5.250%, 07/01/32                          750            823
  New York State, Dormitory
    Authority, Ser B, RB (A) (B)
    5.250%, 11/15/23                        1,000          1,093
  New York State, Dormitory
    Authority, State Personal
    Income, Ser A, RB
    5.000%, 12/15/10                          740            806
  New York State, Dormitory
    Authority, State University
    Educational Facilities
    Project, RB, AMBAC
    5.250%, 05/15/15                        1,170          1,312
  New York State, Dormitory
    Authority, State University
    Educational Facilities
    Project, RB, MBIA
    6.000%, 05/15/15                        1,000          1,140
  New York State, Dormitory
    Authority, State University
    Educational Facilities
    Project, Ser A, RB, FGIC
    7.500%, 05/15/13                          600            762
  New York State, Dormitory
    Authority, West Chester
    County Project, RB
    5.000%, 08/01/08                          140            151
  New York State, Environmental
    Facilities Authority, New
    York City Water Project, RB
    5.750%, 06/15/08                            5              6
    5.750%, 06/15/09                            5              6
    5.750%, 06/15/10                           35             40
    5.750%, 06/15/11                          180            206
    5.750%, 06/15/12                          105            121
  New York State, Environmental
    Facilities Authority, New
    York City Water Project, RB (E)
    5.750%, 06/15/08                           40             44
    5.750%, 06/15/09                           40             45
    5.750%, 06/15/11                        1,180          1,357
  New York State, Environmental
    Facilities Authority,
    Revolving Funds, RB
    5.000%, 06/15/12                        1,000          1,106
  New York State, Environmental
    Facilities Authority,
    Revolving Funds, RB, MBIA
    6.000%, 06/15/12                        1,350          1,563
  New York State, Environmental
    Facilities Authority,
    Revolving Funds, Ser B, RB
    5.000%, 11/15/14                        1,000          1,109


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  New York State, Environmental
    Facilities Authority,
    Revolving Funds, Ser E, RB
    5.000%, 06/15/14                    $     750      $     829
  New York State, Environmental
    Facilities Authority,
    Revolving Funds-Pooled
    Financing Program, Ser B, RB
    5.000%, 11/15/16                        1,000          1,107
  New York State, Environmental
    Facilities Authority, Ser A, RB
    5.000%, 03/15/12                        1,000          1,095
  New York State, Environmental
    Facilities Authority, State
    Water Project, Ser A, RB (E)
    5.750%, 06/15/08                          340            378
    5.750%, 06/15/09                            5              6
    5.750%, 06/15/11                          640            736
  New York State, GO
    5.200%, 07/15/07                          100            105
  New York State, Housing Finance
    Agency, Ser K, RB
    5.000%, 03/15/10                        1,000          1,081
  New York State, Local Government
    Assistance, Ser A-2, RB
    5.000%, 04/01/10                        1,000          1,089
  New York State, Mortgage
    Agency, 26th Ser, RB
    5.350%, 10/01/16                          190            191
    5.200%, 04/01/08                          500            524
  New York State, Mortgage
    Agency, Homeowner Mortgage
    Project, Ser 87, RB
    5.150%, 04/01/17                          350            356
  New York State, Sales Tax Asset
    Receivables Project, Ser A,
    RB, MBIA
    5.000%, 10/15/17                        1,000          1,081
  New York State, Thruway &
    Highway Board, Ser A, RB, FSA
    5.250%, 04/01/11                        1,150          1,278
  New York State, Thruway &
    Highway Board, Ser B, RB, FGIC
    5.250%, 04/01/11                        1,000          1,084
  New York State, Thruway &
    Highway Board, Ser C, MBIA
    5.500%, 04/01/12                          750            849
  New York State, Tobacco Settlement
    Financing, Ser A-1, RB
    5.250%, 06/01/12                        1,000          1,037
  New York State, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser B, RB
    6.000%, 11/15/11                          750            854
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser B, RB
    5.000%, 11/15/09                        1,000          1,092
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser SR, RB (E)
    5.500%, 01/01/12                          555            610
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser X, RB (E)
    6.625%, 01/01/12                        1,160          1,380

-------------------------------------------------------------------
                                       Face Amount        Value
Description                           ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------
  New York State, Urban
    Development, Capital
    Correctional Facilities
    Project, Ser A, RB, FSA
    6.500%, 01/01/10                    $     650      $     756
  New York State, Urban
    Development, Correctional
    Facilities Project, Ser A,
    RB, AMBAC
    5.500%, 01/01/09                          200            221
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser A-1, RB
    5.000%, 12/15/11                          250            274
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser C-1, RB
    5.000%, 03/15/10                          750            816
  New York State, Urban
    Development, Ser A, RB
    5.500%, 01/01/17                        1,500          1,659
    5.250%, 01/01/11                        1,000          1,110
    5.250%, 01/01/21                        1,750          1,894
    5.000%, 01/01/17                          250            270
  New York State, Urban
    Development, Ser A, RB, MBIA
    5.250%, 01/01/11                          200            222
  New York State, Urban
    Development, State Facilities
    Project, RB
    5.750%, 04/01/12                        1,000          1,130
  Schenectady, Industrial
    Development Authority, Union
    College Project, Ser A, RB,
    AMBAC
    5.250%, 07/01/09                        1,000          1,101
  Troy, Industrial Development
    Authority, Rensselaer Polytechnic
    Institute, Ser A, RB
    5.500%, 09/01/10                          400            443
  West Chester County, Health &
    Hospital Project, Sub-Ser B, RB
    5.750%, 11/01/07                        1,500          1,641
                                                       ---------
                                                          90,147
                                                       ---------
PUERTO RICO -- 6.3%
  Puerto Rico Commonwealth,
    Electric Power Authority,
    Ser QQ, RB
    5.500%, 07/01/16                          500            560
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA
    6.250%, 07/01/14                          125            152
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Ser J, RB (A) (B)
    5.000%, 07/01/28                        1,000          1,069
  Puerto Rico Commonwealth,
    Public Finance Authority, Ser
    A, RB (A) (B) (C)
    5.750%, 08/01/27                        1,000          1,111


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                      Face Amount         Value
Description                     ($ Thousands)/Shares  ($ Thousands)
-------------------------------------------------------------------
  Puerto Rico Commonwealth,
    Public Improvements Project,
    Ser C, GO (A) (B)
    6.000%, 07/01/13                    $   1,000      $   1,098
    5.000%, 07/01/18                        1,000          1,068
  Puerto Rico Commonwealth, Ser A,
    GO (A) (B)
    5.000%, 07/01/30                        1,000          1,065
                                                       ---------
                                                           6,123
                                                       ---------
VIRGIN ISLANDS -- 0.5%
  Virgin Islands, Public
    Financing Authority, Gross
    Receipts Taxes, Loan Note
    Project, Ser A, RB
    5.625%, 10/01/10                          400            427
                                                       ---------
Total Municipal Bonds
  (Cost $93,386) ($ Thousands)                            96,697
                                                       ---------
CASH EQUIVALENT -- 0.1%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                134,331            134
Total Cash Equivalent
  (Cost $134) ($ Thousands)                                  134
                                                       ---------
Total Investments -- 99.4%
  (Cost $93,520) * ($ Thousands)                       $  96,831
                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $97,422,092.

(A)      Floating Rate Security - the rate reflected on the
         Schedule of Investments is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Schedule of Investments is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)      Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(E)      Security is escrowed to maturity.
 + Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
AMBAC    American Municipal Bond Assurance Company
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RB       Revenue Bond
Ser      Series
* At November 30, 2004, the tax basis cost of the Fund's investments was $93,520,376 and the unrealized appreciation and depreciation were $3,455,374 and ($144,295), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
MUNICIPAL BONDS -- 97.7%
CALIFORNIA -- 87.9%
  ABAG, Financial Authority
    Not-For-Profit, Channing
    House Project, COP
    4.900%, 02/15/09                    $     780      $     811
    4.650%, 02/15/06                          275            278
  ABAG, Financial Authority
    Not-For-Profit, YMCA of San
    Francisco Refinancing
    Project, Ser A, COP, ACA
    Insured
    4.400%, 10/01/06                          100            104
  Burlingame, Lease Financing
    Authority, Library
    Reconstruction Project, RB
    Pre-Refunded @ 102 (D)
    5.000%, 12/01/05                          510            535
  California State, Economic
    Development Authority, Ser A, GO
    5.250%, 07/01/12                        6,930          7,753
  California State, GO
    5.250%, 02/01/11                        7,000          7,776
    5.250%, 02/01/18                        2,000          2,204
    5.000%, 04/01/10                        3,000          3,289
    5.000%, 04/01/12                       10,000         10,862
    4.750%, 09/01/12                        1,000          1,074
  California State, GO
    Callable 08/01/13 @ 100
    5.250%, 02/01/14                        4,000          4,393
  California State, GO, FGIC
    4.250%, 09/01/08                        3,500          3,719
  California State, GO, MBIA
    6.000%, 02/01/10                        1,100          1,255
    5.500%, 04/01/10                        1,000          1,123
  California State, Infrastructure
    & Economic Development Authority,
    Bay Area Toll Bridges Project,
    Ser A, RB, FSA
    5.000%, 07/01/11                        2,000          2,212
  California State, Infrastructure
    & Economic Development Authority,
    Workers Compensation Relief
    Project, Ser A, RB, AMBAC
    5.250%, 10/01/13                        4,900          5,525
  California State, Pollution
    Control Finance Authority,
    Exxon Project, RB (A) (B)
    1.550%, 12/01/12                          100            100
  California State, Public Works
    Board, Department of
    Corrections State Prison
    Project, Ser E, RB, MBIA
    6.000%, 06/01/10                        1,500          1,720
  California State, Public Works
    Board, Department of Mental
    Health, Coalinga Project,
    Ser A, RB
    5.000%, 06/01/08                        1,780          1,902
  California State, Public Works
    Board, UCLA Replacement
    Hospital Project, Ser A, RB, FSA
    4.750%, 10/01/09                        1,930          2,091

-------------------------------------------------------------------
                                       Face Amount       Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  California State, Resources
    Efficiency Financing
    Authority, Capital
    Improvements Program,
    COP,  AMBAC
    6.000%, 04/01/09                    $   1,420      $   1,608
  California State, Union Elementary
    School District, Ser B, GO, FGIC
    Pre-Refunded @ 100 (D)
    5.375%, 09/01/12                        1,000          1,137
  California State, Water
    Department, Central Valley
    Project, Ser Z, RB, FGIC
    5.000%, 12/01/10                        2,470          2,742
  California State, Water
    Department, Ser A, RB, MBIA
    5.250%, 05/01/09                        6,000          6,608
  Colton, Public Financing
    Authority, Electric
    Generation Factory
    Project, RB, AMBAC
    4.500%, 04/01/12                        1,515          1,621
  Corona-Norco, Unified School
    District, Capital Appreciation
    Project, Ser B, GO, FSA (F)
    5.500%, 09/01/12                          1,005          745
    5.600%, 09/01/13                          1,000          701
  Del Mar, Race Track Authority, RB
    Callable 08/15/06 @ 102
    6.000%, 08/15/08                        1,000          1,054
  Fairfield, Housing Authority,
    Creekside Estates Mobile
    Homes Project, RB
    5.150%, 09/01/07                          220            219
    5.050%, 09/01/06                          265            264
  Fontana, Redevelopment Agency,
    Jurupa Hills Redevelopment
    Project, Ser A, TA
    5.100%, 10/01/09                          360            388
    4.900%, 10/01/07                        1,345          1,419
  Fontana, Redevelopment Agency,
    Jurupa Hills Redevelopment
    Project, Ser A, TA
    Callable 10/01/09 @ 101
    5.200%, 10/01/10                        1,615          1,747
  Fresno, Joint Powers Finance
    Authority, RB, AMBAC
    Callable 08/01/10 @ 102
    5.500%, 08/01/15                        1,445          1,629
  Hacienda La Puente, Capital
    Appreciation, Ser A, GO, MBIA (F)
    5.450%, 08/01/15                        1,200            747
  Huntington Beach, Unified
    School District, Election
    2004 Project, GO, FSA
    Callable 08/01/14 @ 100
    5.000%, 08/01/15                        1,165          1,273
  Intermodal, Container Transfer
    Facility, Joint Powers
    Authority, Ser A, RB, AMBAC
    5.000%, 11/01/10                        1,465          1,624
  Irvine Ranch, Water District
    Authority, GO (A) (B) (C)
    1.630%, 09/01/06                          110            110
  Irvine Ranch, Water District,
    Construction Improvements
    Projects, GO (A) (B) (C)
    1.630%, 06/01/15                          700            700


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  Lodi, Electric Systems Authority,
    Capital Appreciation, Ser B,
    COP, MBIA
    Pre-Refunded @ 90.35 (D) (F)
    5.715%, 01/15/09                    $   1,000      $     796
  Los Angeles, Community
    Redevelopment Authority,
    Cinerama Dome Public Parking
    Project, RB, ACA Insured (C)
    4.700%, 07/01/05                          510            516
    4.700%, 07/01/06                          505            511
  Los Angeles, Sonnelblick Del
    Rio West, COP, AMBAC
    5.375%, 11/01/10                        2,130          2,405
    5.000%, 11/01/05                          365            375
  Los Angeles, Unified School
    District, GO, MBIA
    5.500%, 07/01/11                        2,000          2,271
  Los Angeles, Unified School
    District, Ser A, GO, MBIA
    5.000%, 07/01/10                        1,000          1,103
  Los Angeles, Wastewater System,
    RB, FSA Callable 06/01/13 @ 100
    5.000%, 06/01/14                        2,970          3,248
  Los Angeles, Water & Power
    Authority, Ser A, RB, MBIA
    5.000%, 07/01/11                        2,500          2,766
  North Orange County, Community
    College District, Election of
    2002 Project, Ser B, GO, FGIC
    Callable 08/01/14 @ 100
    5.000%, 08/01/17                        1,250          1,350
  Northern California, Public
    Power Agency, Ser A, RB, MBIA
    5.850%, 07/01/10                        2,140          2,453
  Ontario, Redevelopment
    Financing Authority, Center
    City & Cimarron Project No. 1,
    RB, MBIA
    5.000%, 08/01/11                        1,270          1,406
  Pasadena, Unified School
    District, GO, FGIC
    5.000%, 11/01/13                        2,000          2,218
  Rancho Cucamonga, Redevelopment
    Agency, Ranch Redevolpment
    Project, Ser A, TA, AMBAC
    Callable 09/01/14 @100
    5.000%, 09/01/15                        2,000          2,178
  Redwood City, Elementary School
    District, GO, FGIC
    5.000%, 08/01/15                        2,275          2,504
  Richmond, Joint Powers Finance
    Authority, Port Terminal Lease
    Project, RB, ACA Insured
    4.350%, 06/01/06                        1,100          1,128
    4.250%, 06/01/05                          585            590
  Riverside County, Public
    Financing Authority, COP
    5.400%, 05/15/09                        3,800          4,002
  Riverside, Electric Authority,
    RB, FSA
    Callable 10/01/11 @ 101
    5.250%, 10/01/13                        2,485          2,773
  Sacramento, Municipal Utility
    District, Ser S, RB, MBIA
    5.000%, 11/15/13                        1,400          1,554

-------------------------------------------------------------------
                                       Face Amount   Market Value
Description                           ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------
  San Buenaventura, Ser B, COP,
    AMBAC
    5.000%, 01/01/11                    $   1,385      $   1,526
    5.000%, 01/01/12                        1,455          1,599
  San Diego County, Burnham
    Institute Project, COP
    5.150%, 09/01/06                          900            898
  San Diego, Redevelopment Agency,
    Centre City Redevelopment
    Project, Ser A, RB
    5.450%, 09/01/09                          175            187
    5.350%, 09/01/08                          175            186
  San Diego, Redevelopment Agency,
    Centre City Redevelopment
    Project, Ser A, TA
    5.000%, 09/01/13                        1,300          1,430
  San Diego, Unified School
    District, Election 1998
    Project, Ser E-1, GO, MBIA
    Callable 07/01/14 @ 102
    5.000%, 07/01/15                        3,000          3,300
  San Diego, Unified School
    District, Election of 1998
    Project, Ser B, GO, MBIA
    6.050%, 07/01/18                        2,650          3,187
  San Francisco Bay Area,
    Transportation Finance
    Authority, Bridge Toll
    Project, RB, ACA Insured
    5.750%, 02/01/07                        2,725          2,882
    5.000%, 02/01/06                          500            514
  San Francisco, State University
    Foundation, Student Housing
    Project, RB, ACA Insured
    4.500%, 07/01/07                          265            275
    4.400%, 07/01/06                          425            437
  San Joaquin County, Capital
    Facilities Project, COP, MBIA
    5.500%, 11/15/13                        1,000          1,148
  San Joaquin Hills, Transportation
    Authority, RB (E) (F)
    5.340%, 01/01/09                        2,000          1,759
  Santa Fe Springs, Community
    Development Authority, Ser A,
    TA, MBIA
    5.000%, 09/01/10                        1,950          2,151
  Santa Monica, Malibu School
    District, GO, FGIC
    5.250%, 08/01/11                        2,095          2,337
  Southern California, Public
    Power Authority, San Juan
    Unit No. 3, Ser A, RB, FSA
    5.375%, 01/01/10                        1,000          1,115
  Stockton, Essential Services
    Building/Parking Facility, COP
    5.000%, 08/01/09                          280            301
    4.800%, 08/01/07                          155            163
  Sunnyvale, Water Financing
    Authority, RB, AMBAC
    Callable 10/01/11 @ 100
    5.250%, 10/01/13                        1,595          1,772
  Temecula Valley, Unified School
    District, GO, FSA
    5.250%, 08/01/15                        1,065          1,195


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund
November 30, 2004

-------------------------------------------------------------------
                                     Face Amount     Market Value
Description                     ($ Thousands)/Shares ($ Thousands)
-------------------------------------------------------------------
  University of California, Ser A,
    RB, AMBAC
    5.000%, 05/15/11                    $   5,000      $   5,538
  Washington Township, Healthcare
    Project, RB
    4.400%, 07/01/06                        1,010          1,038
                                                       ---------
                                                         160,068
                                                       ---------
GUAM -- 0.6%
  Guam, Ser A, GO, FSA
    5.500%, 12/01/10                        1,000          1,125
                                                       ---------
PUERTO RICO -- 9.2%
  Puerto Rico Commonwealth,
    Aqueduct & Sewer Authority, RB
    6.250%, 07/01/12                        2,000          2,343
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser W, RB, MBIA
    5.500%, 07/01/13                        3,400          3,894
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser X, RB, FSA
    5.500%, 07/01/15                        1,490          1,720
  Puerto Rico Commonwealth,
    Public Improvements
    Authority, GO, MBIA
    5.250%, 07/01/12                        2,000          2,247
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO (E)
    5.000%, 07/01/09                          115            126
  Puerto Rico, Electric Power
    Authority, Ser KK, RB
    5.000%, 07/01/10                        2,800          3,035
    5.000%, 07/01/11                        1,000          1,105
  Puerto Rico, Municipal Finance
    Agency, Ser A, RB, FSA
    4.500%, 08/01/10                        1,000          1,073
  Puerto Rico, Public Buildings
    Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/16                        1,000          1,151
                                                       ---------
                                                          16,694
                                                       ---------
Total Municipal Bonds
  (Cost $170,691) ($ Thousands)                          177,887
                                                       ---------
TAX EXEMPT CORPORATE BOND -- 1.1%
  San Manuel Entertainment
    4.500%, 12/01/16                        2,000          1,974
                                                       ---------
Total Tax Exempt Corporate Bond
  (Cost $2,000) ($ Thousands)                              1,974
                                                       ---------
CASH EQUIVALENT -- 0.0%
    SEI Tax Exempt Trust,
    Institutional Tax Free Fund,
    Cl A +                                 18,638             19
Total Cash Equivalent
  (Cost $19) ($ Thousands)                                    19
                                                       ---------

-------------------------------------------------------------------
                                                         Value
Description                                          ($ Thousands)
-------------------------------------------------------------------
Total Investments -- 98.8%
  (Cost $172,710) * ($ Thousands)                      $ 179,880
                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $182,054,242.

(A) Floating Rate Security - the rate reflected on the Statement of Net Assets is the rate in effect on November 30, 2004.
(B) Put and Demand Feature - the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)   Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(E)   Security is escrowed to maturity.
(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets.
ABAG  Association of Bay Area Governments
ACA   American Capital Access
AMBAC American Municipal Bond Assurance Company
Cl    Class
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assistance
GO    General Obligation
MBIA  Municipal Bond Insurance Association
RB    Revenue Bond
Ser   Series
TA    Tax Allocation

* At November 30, 2004, the tax basis cost of the Fund's investments was $172,710,463 and the unrealized appreciation and depreciation were $7,350,366 and ($180,765), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2004

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             -----------------------------------
                                             Edward D. Loughlin, President & CEO

Date January 25, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Peter (Pedro) A. Rodriguez
                                    --------------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date January 25, 2005

*  Print the name and title of each signing officer under his or her signature.